UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 to September 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2020
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Signs of Hope Amid Gusting Market Winds
Dear Shareholder,
After five straight months of gains, stock markets felt the pull of gravity in September as coronavirus cases resurged and confidence in the economic outlook faltered. Nevertheless, strong gains in earlier months offset the September downdraft; as a result, the S&P 500® Index(1) gained more than 31% for the six-month period ended September 30, 2020. Expectations for further fiscal stimulus, optimism about progress in developing a coronavirus vaccine, positive economic momentum and better-than-expected corporate earnings were among the widely cited market drivers during the period. Also undergirding sentiment was the U.S. Federal Reserve Board’s (“Fed”) decision to cease pre-emptively raising interest rates to forestall inflation; a policy shift that we think is likely to keep rates low — and supportive of equities — for a long time.
The economy continues to recover, albeit more slowly than before, with the pandemic intensifying — and flu season imminent — the question arises whether the recovery is sustainable. The Fed appears committed to providing economic and financial market stability; but in our opinion monetary policy alone cannot sustain the momentum — fiscal stimulus also is needed, and we believe will be key to the re-acceleration of consumer spending and industrial production.
As of this writing, in our view market participants seem to expect another round of coronavirus relief, although the persistent stalemate in Congress makes a delivery date hard to predict. Development and distribution of an effective vaccine against COVID-19 remains a more distant milestone, potentially in the latter half of 2021. In the meantime, Voya continues to emphasize clear-eyed assessment of heightened economic and market uncertainties.
While we strive to be humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We remain convinced that diversifying portfolios as broadly as possible offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss them thoroughly with your financial advisor before making any shifts of your portfolio strategy.
We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited))

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*
Class A	$1,000.00	$1,131.30	0.90%	$4.81	$1,000.00	$1,020.56	0.90%	$4.56
Class I	1,000.00	1,131.60	0.63%	3.37	1,000.00	1,021.91	0.63%	3.19
Class P	1,000.00	1,135.60	0.11%	0.59	1,000.00	1,024.52	0.11%	0.56
Class R6	1,000.00	1,131.70	0.63%	3.37	1,000.00	1,021.91	0.63%	3.19
Class SMA	1,000.00	1,136.50	0.00%	0.00	1,000.00	1,025.07	0.00%	0.00
Class W	1,000.00	1,131.90	0.65%	3.47	1,000.00	1,021.81	0.65%	3.29

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$184,828,014
Short-term investments at fair value†	706,173
Cash	2,109,038
Cash collateral for futures	299,837
Receivables:
Investment securities sold	4,770,305
Fund shares sold	42,167
Interest	1,411,683
Prepaid expenses	45,846
Reimbursement due from Investment Adviser	2,537
Other assets	4,788
Total assets	194,220,388
LIABILITIES:
Income distribution payable	10,955
Payable for investment securities purchased	4,778,367
Payable for fund shares redeemed	1,279
Payable upon receipt of securities loaned	706,173
Payable for investment management fees	3,109
Payable for distribution and shareholder service fees	259
Payable to trustees under the deferred compensation plan (Note 6)	4,788
Payable for trustee fees	3,790
Other accrued expenses and liabilities	56,881
Total liabilities	5,565,601
NET ASSETS	$188,654,787
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$171,571,008
Total distributable earnings	17,083,779
NET ASSETS	$188,654,787
+ Including securities loaned at value	$690,951
* Cost of investments in securities	$175,086,475
† Cost of short-term investments	$706,173
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited) (continued)

Class A
Net assets	$1,293,496
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	109,375
Net asset value and redemption price per share†	$11.83
Maximum offering price per share (2.50%)(1)	$12.13
Class I
Net assets	$2,288,993
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	193,462
Net asset value and redemption price per share	$11.83
Class P
Net assets	$180,901,168
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	15,306,541
Net asset value and redemption price per share	$11.82
Class R6
Net assets	$113,041
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,555
Net asset value and redemption price per share	$11.83
Class SMA
Net assets	$4,011,447
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	339,469
Net asset value and redemption price per share	$11.82
Class W
Net assets	$46,642
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,950
Net asset value and redemption price per share	$11.81

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended September 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends	$13,819
Interest	2,761,891
Securities lending income, net	1,861
Total investment income	2,777,571
EXPENSES:
Investment management fees	444,779
Distribution and shareholder service fees:
Class A	997
Transfer agent fees:
Class A	698
Class I	206
Class P	114
Class R6	441
Class SMA	1,266
Class W	83
Shareholder reporting expense	2,379
Registration fees	46,448
Professional fees	18,849
Custody and accounting expense	14,640
Trustee fees	2,928
Miscellaneous expense	8,312
Interest expense	610
Total expenses	542,750
Waived and reimbursed fees	(441,897)
Net expenses	100,853
Net investment income	2,676,718
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,955,641
Futures	(344,250)
Net realized gain	6,611,391
Net change in unrealized appreciation (depreciation) on:
Investments	11,922,535
Futures	256,723
Net change in unrealized appreciation (depreciation)	12,179,258
Net realized and unrealized gain	18,790,649
Increase in net assets resulting from operations	$21,467,367
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$2,676,718	$5,366,614
Net realized gain	6,611,391	8,560,614
Net change in unrealized appreciation (depreciation)	12,179,258	(5,533,766)
Increase in net assets resulting from operations	21,467,367	8,393,462
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,732)	(15,714)
Class I	(27,907)	(97,540)
Class P	(2,975,990)	(9,683,049)
Class R6	(1,588)	(4,435)
Class SMA	(73,735)	(217,101)
Class W	(1,536)	(190)
Total distributions	(3,091,488)	(10,018,029)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,616,901	1,648,237
Reinvestment of distributions	3,016,965	9,800,738
	12,633,866	11,448,975
Cost of shares redeemed	(1,356,966)	(1,693,523)
Net increase in net assets resulting from capital share transactions	11,276,900	9,755,452
Net increase in net assets	29,652,779	8,130,885
NET ASSETS:
Beginning of year or period	159,002,008	150,871,123
End of year or period	$188,654,787	$159,002,008
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-20+	10.60	0.13•	1.26	1.39	0.16	—	—	0.16	—	11.83	13 .13	1.03	0.90	0.90	2.14	1,293	211
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4 .80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4 .35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2 .83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0 .19)	1.65	0.90	0.90	3.09	71	321
Class I
09-30-20+	10.61	0.14•	1.25	1.39	0.17	—	—	0.17	—	11.83	13 .16	0.63	0.63	0.63	2.48	2,289	211
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5 .16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4 .60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3 .08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0 .12)	1.71	0.65	0.65	3.22	3	321
Class P
09-30-20+	10.59	0.18•	1.25	1.43	0.20	—	—	0.20	—	11.82	13 .56	0.61	0.11	0.11	3.02	180,901	211
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.69	—	10.59	5 .60	0.62	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5 .17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3 .57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5 .18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0 .95	0.60	0.10	0.10	3.97	126,494	490
Class R6
09-30-20+	10.61	0.14•	1.25	1.39	0.17	—	—	0.17	—	11.83	13 .17	1.44	0.63	0.63	2.49	113	211
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.64	—	10.61	5 .18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4 .63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3 .12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0 .12)	1.64	0.63	0.63	3.23	3	321
Class SMA
09-30-20+	10.59	0.18•	1.26	1.44	0.21	—	—	0.21	—	11.82	13 .65	0.67	0.00*	0.00*	3.13	4,011	211
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.71	—	10.59	5 .66	0.68	0.00*	0.00*	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5 .39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3 .75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5 .27	0.66	0.00	0.00	3.77	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1 .05	0.64	0.00*	0.00*	4.06	3,646	490
Class W
09-30-20+	10.59	0.14•	1.25	1.39	0.17	—	—	0.17	—	11.81	13 .19	0.78	0.65	0.65	2.43	47	211
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5 .07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4 .61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1 .03)	0.81	0.66	0.66	3.15	3	425
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Effective August 3, 2020, Class SMA has been closed to new shareholders.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the period ended September 30, 2020, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy.Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2020, the Fund had an average notional value of  $23,019,281 and $18,124,547 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2020.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2020, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$ 197,369,422	$196,492,786
U.S. government securities not included above were as follows:
Purchases	Sales
$178,759,622	$171,366,124
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2020, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
Investment Grade Credit	$469
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2020, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	92.13%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2020, the Fund did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program, pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the
Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
September 30,
2021	2022	2023	Total
$34,657	$28,614	$25,216	$88,487
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2020, are as follows:
	September 30,
	2021	2022	2023	Total
Class A	$328	$375	$761	$1,464
Class I	363	405	—	768
Class R6	34	246	736	1,016
Class W	5	7	61	73
The Expense Limitation Agreement is contractual through August 1, 2021 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended September 30, 2020, as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
13	$1,443,615	1.17%

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2020	75,318	—	896	(6,505)	69,709	891,037	—	10,531	(75,250)	826,318
3/31/2020	39,189	—	1,393	(21,790)	18,792	443,543	—	15,523	(242,465)	216,600
Class I
9/30/2020	83,131	—	2,384	(42,496)	43,019	989,838	—	27,903	(500,263)	517,478
3/31/2020	5,421	—	8,757	(81,555)	(67,376)	61,300	—	97,540	(885,181)	(726,342)
Class P
9/30/2020	600,336	—	254,788	—	855,124	7,150,000	—	2,975,990	(87)	10,125,903
3/31/2020	—	—	869,107	—	869,107	—	—	9,683,049	—	9,683,049
Class R6
9/30/2020	1,277	—	136	(23)	1,390	14,372	—	1,588	(262)	15,698
3/31/2020	7,482	—	397	(15)	7,863	80,526	—	4,435	(168)	84,794
Class SMA
9/30/2020	24,224	—	—*	(45,470)	(21,246)	279,275	—	—*	(526,760)	(247,485)
3/31/2020	96,561	—	—*	(51,458)	45,103	1,062,868	—	—*	(565,709)	497,160
Class W
9/30/2020	25,105	—	80	(21,544)	3,641	292,379	—	953	(254,344)	38,988
3/31/2020	—	—	17	—	17	—	—	191	—	191

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2020	Year Ended March 31, 2019
Ordinary Income	Ordinary Income	Long-term Capital Gains
$10,018,029	$5,729,839	$564,010
The tax-basis components of distributable earnings as of March 31, 2020 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$1,188,813	$(2,465,212)
At March 31, 2020, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2020:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$43,366	$(43,366)	$—
J.P. Morgan Securities LLC	109,514	(109,514)	—
Mizuho Securities USA LLC	538,071	(538,071)	—
	$690,951	$(690,951)	$—

(1)
Cash Collateral with a fair value of  $706,173 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 —  LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 12 —  LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2020, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0240	November 2, 2020	Daily
Class I	$0.0265	November 2, 2020	Daily
Class P	$0.0316	November 2, 2020	Daily
Class R6	$0.0267	November 2, 2020	Daily
Class SMA	$0.0331	November 2, 2020	Daily
Class W	$0.0265	November 2, 2020	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited)

Sector Diversification as of September 30, 2020 (as a percentage of net assets)

Financials	31.5%
Consumer, Non-cyclical	14.8%
Communications	10.9%
Utilities	9.7%
Energy	7.3%
Industrials	5.8%
Consumer, Cyclical	5.5%
Technology	5.4%
U.S. Treasury Obligations	4.6%
Basic Materials	2.4%
U.S. Treasury Notes	0.0%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.1%
		Basic Materials: 2.4%
400,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$455,800	0.2
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	276,721	0.2
400,000	(1)(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	400,134	0.2
361,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	379,208	0.2
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	190,058	0.1
139,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	163,107	0.1
941,000		Nutrien Ltd., 2.950%-3.950%, 06/01/2023-05/13/2050	1,029,321	0.5
1,455,000		Other Securities	1,704,761	0.9
			4,599,110	2.4
		Communications: 10.9%
1,090,000		Alphabet, Inc., 0.800%, 08/15/2027	1,082,849	0.6
741,000	(1)	AT&T, Inc., 3.500%, 09/15/2053	725,399	0.3
369,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	354,718	0.2
181,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	175,680	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
1,433,000		AT&T, Inc., 3.100%-4.800%, 06/01/2041-06/01/2060	$1,462,504	0.8
808,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	855,815	0.5
396,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%-4.800%, 03/01/2050-04/01/2051	422,203	0.2
590,000		Comcast Corp., 1.500%, 02/15/2031	581,982	0.3
2,757,000		Comcast Corp., 1.950%-6.500%, 01/15/2031-08/15/2062	3,351,482	1.8
214,000	(1)	Cox Communications, Inc., 2.950%, 10/01/2050	205,819	0.1
206,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	228,878	0.1
270,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	273,037	0.2
285,000	(1)	Tencent Holdings Ltd., 1.810%, 01/26/2026	290,993	0.2
200,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	203,576	0.1
200,000	(1)	Tencent Holdings Ltd., 3.290%, 06/03/2060	204,018	0.1
200,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	221,942	0.1
162,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	165,773	0.1
106,000	(1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	109,957	0.1
177,000	(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	174,903	0.1
518,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	580,440	0.3
294,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	334,654	0.2
223,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	261,617	0.1
78,000	(1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	93,899	0.0
539,000		Verizon Communications, Inc., 4.500%, 08/10/2033	682,022	0.4
444,000		Verizon Communications, Inc., 4.812%, 03/15/2039	582,784	0.3
549,000		Verizon Communications, Inc., 5.250%, 03/16/2037	760,946	0.4

See Accompanying Notes to Financial Statements
18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
667,000		Verizon Communications, Inc., 2.987%-4.862%, 08/21/2046-10/30/2056	$705,990	0.4
1,096,000		Walt Disney Co/The, 1.750%-8.500%, 01/20/2024-11/15/2046	1,403,170	0.7
3,346,000		Other Securities	3,964,002	2.1
			20,461,052	10.9
		Consumer, Cyclical: 5.5%
144,000	(1)	Air Canada 2020-2 Class A Pass Through Trust, 5.250%, 10/01/2030	$147,603	0.1
413,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	434,000	0.2
369,717		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	343,834	0.2
255,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	229,961	0.1
142,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	145,851	0.1
213,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	221,303	0.1
616,000		General Motors Co., 6.125%, 10/01/2025	716,516	0.4
598,000	(1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	601,236	0.3
1,207,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,212,680	0.6
5,961,984		Other Securities	6,403,915	3.4
			10,456,899	5.5
		Consumer, Non-cyclical: 14.8%
388,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	401,666	0.2
90,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	98,175	0.1
704,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	777,095	0.4
253,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	262,187	0.2
345,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	395,085	0.2
157,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	186,419	0.1
331,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	403,541	0.2
524,000		AbbVie, Inc., 3.200%-4.500%, 05/14/2026-05/14/2046	604,524	0.3
831,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,033,288	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
761,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%-5.550%, 01/23/2031-01/23/2049	$925,690	0.5
1,094,000		AstraZeneca PLC, 0.700%-3.375%, 06/12/2022-04/08/2026	1,141,038	0.6
884,000		Bristol Myers Squibb Co., 3.200%-5.000%, 08/15/2025-10/26/2049	1,090,351	0.6
541,000		Cigna Corp., 4.800%, 08/15/2038	672,601	0.4
390,000		Cigna Corp., 3.200%-4.900%, 03/15/2040-12/15/2048	462,492	0.2
699,000		CVS Health Corp., 4.780%, 03/25/2038	847,984	0.4
298,000		CVS Health Corp., 5.050%, 03/25/2048	380,194	0.2
366,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	375,093	0.2
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	690,008	0.4
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	620,188	0.3
500,000	(1)	Mars, Inc., 2.375%, 07/16/2040	500,194	0.3
578,000		Mondelez International, Inc., 0.625%, 07/01/2022	580,345	0.3
359,000	(1)	Nestle Holdings, Inc., 0.625%, 01/15/2026	356,324	0.2
209,000	(1)	Nestle Holdings, Inc., 1.000%, 09/15/2027	208,674	0.1
179,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	178,640	0.1
286,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	285,434	0.2
441,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	441,332	0.2
251,000	(1)	Royalty Pharma PLC, 2.200%, 09/02/2030	250,086	0.1
251,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	246,806	0.1
359,000	(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	348,005	0.2
176,000	(1)	Upjohn, Inc., 2.300%, 06/22/2027	182,025	0.1
127,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	137,296	0.1
173,000	(1)	Upjohn, Inc., 4.000%, 06/22/2050	185,152	0.1
11,493,000		Other Securities	12,680,523	6.7
			27,948,455	14.8

See Accompanying Notes to Financial Statements
19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 7.3%
844,000		BP Capital Markets America, Inc., 3.000%-3.937%, 02/11/2026-02/24/2050	$951,843	0.5
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	329,673	0.2
416,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	432,919	0.2
911,000		Exxon Mobil Corp., 2.275%-4.227%, 08/16/2026-03/19/2040	1,024,328	0.5
1,372,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%-4.650%, 11/01/2024-01/31/2043	1,379,332	0.7
86,000	(1)	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	97,011	0.1
139,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	150,446	0.1
62,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	69,831	0.0
854,000		Williams Partners L.P., 3.600%-3.750%, 03/15/2022-06/15/2027	908,410	0.5
8,211,000		Other Securities	8,416,894	4.5
			13,760,687	7.3
		Financial: 31.5%
426,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	481,007	0.3
917,000		American International Group, Inc., 3.875%-4.750%, 01/15/2035-04/01/2048	1,078,712	0.6
663,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	691,788	0.4
922,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,028,296	0.6
4,221,000	(2)	Bank of America Corp., 0.981%-5.125%, 03/05/2024-12/31/2199	4,543,998	2.4
939,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	937,788	0.5
187,000		Canadian Imperial Bank of Commerce, 0.871%, (SOFRRATE + 0.800)%, 03/17/2023	188,477	0.1
817,000	(1)(2)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	812,596	0.4
370,000	(1)(2)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	375,209	0.2
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	566,951	0.3
389,000	(1)(2)	Credit Agricole SA/London, 1.907%, 06/16/2026	398,373	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
288,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	$327,198	0.2
500,000	(1)(2)	Credit Suisse Group AG, 2.193%, 06/05/2026	517,081	0.3
475,000	(1)(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	508,053	0.2
766,000	(1)(2)	Credit Suisse Group AG, 5.250%, 12/31/2199	769,447	0.4
638,000		CubeSmart L.P., 2.000%, 02/15/2031	630,491	0.3
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	201,857	0.1
410,000	(1)(2)	Danske Bank A/S, 3.001%, 09/20/2022	418,122	0.2
310,000	(1)(2)	Danske Bank A/S, 3.244%, 12/20/2025	330,392	0.2
235,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	266,089	0.1
779,000	(2)	Deutsche Bank AG/New York NY, 5.882%, 07/08/2031	804,671	0.4
592,000		Equinix, Inc., 2.900%, 11/18/2026	639,202	0.3
478,000		Equinix, Inc., 1.000%-1.550%, 09/15/2025-03/15/2028	475,200	0.3
605,000	(1)(3)	Fairfax US, Inc., 4.875%, 08/13/2024	652,345	0.4
185,000	(1)(3)	GE Capital Funding LLC, 4.050%, 05/15/2027	199,555	0.1
299,000	(1)	GE Capital Funding LLC, 4.400%, 05/15/2030	322,016	0.2
610,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	609,220	0.3
204,000	(1)	Guardian Life Insurance Co. of America/The, 3.700%, 01/22/2070	213,423	0.1
2,048,000	(2)	HSBC Holdings PLC, 2.013%, 09/22/2028	2,028,066	1.1
1,275,000		Intercontinental Exchange, Inc., 1.850%-4.250%, 09/21/2023-06/15/2050	1,354,929	0.7
1,336,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,406,742	0.8
1,297,000	(2)	JPMorgan Chase & Co., 2.182%-4.600%, 04/25/ 2023-12/31/2199	1,347,007	0.7
768,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	840,149	0.4
297,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	309,103	0.2
935,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	970,369	0.5
395,000	(2)	Lloyds Banking Group PLC, 1.326%-3.870%, 06/15/2023-07/09/2025	406,758	0.2

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,969,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	$2,253,702	1.2
964,000	(2)	Morgan Stanley, 2.188%-3.625%, 07/22/2025-01/20/2027	1,023,847	0.5
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	257,882	0.1
211,000	(1)	New York Life Global Funding, 0.950%, 06/24/2025	213,553	0.1
190,000	(1)	New York Life Global Funding, 1.100%, 05/05/2023	193,312	0.1
184,000	(1)	New York Life Insurance Co., 4.450%, 05/15/2069	225,910	0.1
352,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	351,298	0.2
519,000		Old Republic International Corp., 4.875%, 10/01/2024	589,685	0.3
256,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	256,563	0.1
830,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	866,760	0.5
200,000	(1)(2)	Scentre Group Trust 2, 4.750%, 09/24/2080	198,672	0.1
355,000	(1)(2)	Scentre Group Trust 2, 5.125%, 09/24/2080	349,192	0.2
250,000	(1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	250,306	0.1
714,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	704,390	0.4
200,000	(1)	Swedbank AB, 1.300%, 06/02/2023	203,972	0.1
774,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	775,002	0.4
265,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	274,124	0.1
924,000	(3)	Toronto-Dominion Bank/The, 0.750%-1.900%, 12/01/2022-09/11/2025	935,409	0.5
685,000		UBS AG, 5.125%, 05/15/2024	756,069	0.4
632,000	(1)(2)	UBS Group AG, 1.364%, 01/30/2027	632,323	0.3
873,000		UDR, Inc., 2.100%-3.100%, 09/01/2026-11/01/2034	932,218	0.5
340,000	(1)(2)	UniCredit SpA, 5.459%, 06/30/2035	347,068	0.2
272,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	286,744	0.2
1,885,000	(2)	Wells Fargo & Co., 1.654%-5.013%, 06/02/2024-04/04/2051	2,072,571	1.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,125,000		XLIT Ltd., 4.450%, 03/31/2025	$1,273,390	0.7
257,000		XLIT Ltd., 5.500%, 03/31/2045	340,618	0.2
14,109,000		Other Securities	15,267,474	8.1
			59,482,734	31.5
		Industrial: 5.8%
122,000	(1)	Aviation Capital Group LLC, 2.875%, 01/20/2022	121,093	0.1
285,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	282,232	0.2
93,000	(1)	Aviation Capital Group LLC, 4.125%, 08/01/2025	89,174	0.0
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	189,016	0.1
76,000	(1)	Aviation Capital Group LLC, 4.875%, 10/01/2025	74,874	0.0
209,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	215,793	0.1
519,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	543,489	0.3
178,000	(1)	Carrier Global Corp., 3.377%, 04/05/2040	186,434	0.1
967,000		FedEx Corp., 3.875%-4.550%, 02/01/2035-04/01/2046	1,096,090	0.6
172,000	(1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	177,413	0.1
231,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	248,128	0.1
218,000	(1)	Raytheon Technologies Corp., 4.350%, 04/15/2047	273,201	0.2
30,000	(1)	Raytheon Technologies Corp., 4.800%, 12/15/2043	38,020	0.0
371,000		Raytheon Technologies Corp., 3.650%-6.125%, 08/16/ 2023-06/01/2042	485,168	0.2
6,061,000		Other Securities	6,888,494	3.7
			10,908,619	5.8
		Technology: 5.4%
542,000		Adobe, Inc., 2.300%, 02/01/2030	585,694	0.3
433,000		Apple, Inc., 4.250%, 02/09/2047	576,628	0.3
817,000		Apple, Inc., 2.550%-4.650%, 05/04/2043-08/20/2060	957,670	0.5
572,000		Broadcom, Inc., 3.459%, 09/15/2026	627,515	0.4
506,000		Broadcom, Inc., 3.150%-4.250%, 11/15/2025-04/15/2026	559,344	0.3
549,000		Intel Corp., 3.250%, 11/15/2049	614,096	0.3
311,000		Intel Corp., 3.700%-4.750%, 07/29/2025-03/25/2050	380,104	0.2

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
232,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	$240,332	0.1
1,089,000		Microsoft Corp., 2.525%-4.200%, 11/03/2035-06/01/2060	1,310,116	0.7
319,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	346,065	0.2
200,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	198,300	0.1
200,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	196,684	0.1
350,000	(1)	TSMC Global Ltd., 1.375%, 09/28/2030	343,805	0.2
2,892,000		Other Securities	3,161,199	1.7
			10,097,552	5.4
		Utilities: 9.5%
339,000	(1)	AES Corp./The, 3.950%, 07/15/2030	375,217	0.2
127,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	158,737	0.1
626,000	(2)	CMS Energy Corp., 4.750%, 06/01/2050	664,582	0.3
456,000		DTE Electric Co., 2.250%-2.950%, 03/01/2030-03/01/2050	485,157	0.3
556,000		DTE Energy Co., 1.050%-2.600%, 06/15/2022-06/01/2025	564,666	0.3
174,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	213,025	0.1
60,000		Duke Energy Corp., 3.150%, 08/15/2027	66,336	0.0
74,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	86,725	0.1
65,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	68,322	0.1
505,000		Duke Energy Progress LLC, 4.100%-4.200%, 05/15/ 2042-08/15/2045	626,173	0.3
247,000		Duke Energy Progress LLC, 0.433%, (US0003M + 0.180)%, 02/18/2022	246,975	0.1
822,000		Entergy Louisiana LLC, 4.000%-5.400%, 09/01/2023-09/01/2048	961,214	0.5
644,000		FirstEnergy Corp., 3.900%, 07/15/2027	708,742	0.4
355,000		Florida Power & Light Co., 0.641%, (US0003M + 0.380)%, 07/28/2023	355,276	0.2
161,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	$182,759	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	349,678	0.2
713,000	(2)	Southern Co/The, 4.000%, 01/15/2051	715,786	0.4
9,706,000		Other Securities	10,992,361	5.8
			17,821,731	9.5
		Total Corporate Bonds/Notes (Cost $165,807,684)	175,536,839	93.1
U.S. TREASURY OBLIGATIONS: 4.6%
		U.S. Treasury Bonds: 2.8%
3,313,000		0.625%,08/15/2030	3,294,105	1.8
80,000		1.125%,08/15/2040	78,519	0.0
2,004,000		1.250%,05/15/2050	1,899,573	1.0
			5,272,197	2.8
		U.S. Treasury Notes: 1.8%
2,707,000		0.250%,09/30/2025	2,703,510	1.4
790,000		0.125%-0.625%, 09/30/2022-05/15/2030	788,268	0.4
			3,491,778	1.8
		Total U.S. Treasury Obligations
		(Cost $8,778,791)	8,763,975	4.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
	Utilities: 0.2%
20,000	Other Securities	527,200	0.2
	Total Preferred Stock
	(Cost $500,000)	527,200	0.2
	Total Long-Term Investments
	(Cost $175,086,475)	84,828,014	97.9

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
706,173	(4)	Citigroup, Inc., Repurchase
Agreement dated 09/30/20,
0.08%, due 10/01/20
(Repurchase Amount
$706,175, collateralized by
various U.S. Government/U.S.
Government Agency
Obligations, 0.000%-4.625%,
Market Value plus accrued
interest $720,296, due
11/27/20-11/01/59)
(Cost $706,173)	706,173	0.4

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
Total Short-Term Investments
(Cost $706,173)	$706,173	0.4
Total Investments in Securities (Cost $175,792,648)	$185,534,187	98.3
Assets in Excess of Other Liabilities	3,120,600	1.7
Net Assets	$188,654,787	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE
Secured Overnight Financing Rate

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Preferred Stock	$—	$527,200	$—	$527,200
Corporate Bonds/Notes	—	175,536,839	—	175,536,839
U.S. Treasury Obligations	—	8,763,975	—	8,763,975
Short-Term Investments	—	706,173	—	706,173
Total Investments, at fair value	$—	$185,534,187	$—	$185,534,187
Other Financial Instruments+
Futures	42,641	—	—	42,641
Total Assets	$42,641	$185,534,187	$—	$185,576,828
Liabilities Table
Other Financial Instruments+
Futures	$(5,662)	$—	$—	$(5,662)
Total Liabilities	$(5,662)	$—	$—	$(5,662)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	38	12/21/20	$5,302,188	$5,534
U.S. Treasury 2-Year Note	75	12/31/20	16,572,070	6,431
			$21,874,258	$11,965
Short Contracts:
U.S. Treasury 5-Year Note	(52)	12/31/20	(6,553,625)	(5,662)
U.S. Treasury Long Bond	(19)	12/21/20	(3,349,344)	21,093
U.S. Treasury Ultra 10-Year Note	(48)	12/21/20	(7,676,250)	6,132
U.S. Treasury Ultra Long Bond	(1)	12/21/20	(221,812)	3,451
			$(17,801,031)	$25,014
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$42,641
Total Asset Derivatives		$42,641
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$5,662
Total Liability Derivatives		$5,662

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(344,250)
Total	$(344,250)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$256,723
Total	$256,723
At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $175,857,120.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,555,386
Gross Unrealized Depreciation	(841,340)
Net Unrealized Appreciation	$9,714,046

See Accompanying Notes to Financial Statements
24

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314         (0920-111920)

Semi-Annual Report
September 30, 2020
Classes A, I, P, R6 and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Signs of Hope Amid Gusting Market Winds
Dear Shareholder,
After five straight months of gains, stock markets felt the pull of gravity in September as coronavirus cases resurged and confidence in the economic outlook faltered. Nevertheless, strong gains in earlier months offset the September downdraft; as a result, the S&P 500® Index(1) gained more than 31% for the six-month period ended September 30, 2020. Expectations for further fiscal stimulus, optimism about progress in developing a coronavirus vaccine, positive economic momentum and better-than-expected corporate earnings were among the widely cited market drivers during the period. Also undergirding sentiment was the U.S. Federal Reserve Board’s (“Fed”) decision to cease pre-emptively raising interest rates to forestall inflation; a policy shift that we think is likely to keep rates low — and supportive of equities — for a long time.
The economy continues to recover, albeit more slowly than before, with the pandemic intensifying — and flu season imminent — the question arises whether the recovery is sustainable. The Fed appears committed to providing economic and financial market stability; but in our opinion monetary policy alone cannot sustain the momentum — fiscal stimulus also is needed, and we believe will be key to the re-acceleration of consumer spending and industrial production.
As of this writing, in our view market participants seem to expect another round of coronavirus relief, although the persistent stalemate in Congress makes a delivery date hard to predict. Development and distribution of an effective vaccine against COVID-19 remains a more distant milestone, potentially in the latter half of 2021. In the meantime, Voya continues to emphasize clear-eyed assessment of heightened economic and market uncertainties.
While we strive to be humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We remain convinced that diversifying portfolios as broadly as possible offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss them thoroughly with your financial advisor before making any shifts of your portfolio strategy.
We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2020*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,163.80	0.08%	$0.43	$1,000.00	$1,024.67	0.08%	$0.41
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$1,172.90	1.15%	$6.26	$1,000.00	$1,019.30	1.15%	$5.82
Class I	1,000.00	1,174.60	0.84%	4.58	1,000.00	1,020.86	0.84%	4.26
Class P	1,000.00	1,180.40	0.09%	0.49	1,000.00	1,024.62	0.09%	0.46
Class W	1,000.00	1,175.80	0.90%	4.91	1,000.00	1,020.56	0.90%	4.56
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,105.10	0.15%	$0.79	$1,000.00	$1,024.32	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,097.90	1.00%	$5.26	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	1,100.70	0.68%	3.58	1,000.00	1,021.66	0.68%	3.45
Class P	1,000.00	1,103.80	0.05%	0.26	1,000.00	1,024.82	0.05%	0.25
Class R6(1)	1,000.00	1,020.80	0.68%	1.15	1,000.00	1,007.22	0.68%	1.14
Class W	1,000.00	1,100.20	0.75%	3.95	1,000.00	1,021.31	0.75%	3.80

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was July 31, 2020. Expenses paid for the actual Fund’s return reflect the 61-day period ended September 30, 2020.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$103,673,263	$166,704,043	$77,998,067	$1,104,613,609
Short-term investments at fair value†	1,034,907	9,653,666	5,120,000	49,490,000
Cash	—	15,109	330	—
Cash collateral for futures	165,227	118,524	6,149	1,154,811
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Receivables:
Investment securities sold	361,200	—	357,895	—
Fund shares sold	—	—	—	6,031,454
Dividends	24	242	139	2,020
Interest	1,324,808	2,193,195	1,039,886	3,910,189
Foreign tax reclaims	—	—	63,074	—
Unrealized appreciation on forward foreign currency contracts	—	267	2,332,209	—
Unrealized appreciation on OTC swap agreements	—	—	62,959	—
Prepaid expenses	16,095	26,352	22,091	75,726
Reimbursement due from Investment Adviser	—	34	4,952	37,750
Other assets	3,060	5,026	2,845	11,247
Total assets	106,578,584	178,716,458	87,155,596	1,165,326,806
LIABILITIES:
Income distribution payable	—	—	—	299,364
Payable for investment securities purchased	—	—	—	7,651,811
Payable for fund shares redeemed	—	23,807	—	2,011,891
Payable upon receipt of securities loaned	1,034,907	1,912,666	—	—
Unrealized depreciation on forward foreign currency contracts	—	963	2,247,197	—
Variation margin payable on centrally cleared swaps	—	—	3,273	—
Cash received as collateral for OTC derivatives (Note 2)	—	—	270,000	—
Payable for investment management fees	—	66	—	417,403
Payable for distribution and shareholder service fees	—	13	—	6,671
Payable to custodian due to bank overdraft	55,355	—	—	6,856
Payable to custodian due to foreign currency overdraft§	—	—	321,645	—
Payable to trustees under the deferred compensation plan (Note 6)	3,060	5,026	2,845	11,247
Payable for trustee fees	505	815	415	5,152
Other accrued expenses and liabilities	35,951	49,364	64,828	91,412
Total liabilities	1,129,778	1,992,720	2,910,203	10,501,807
NET ASSETS	$105,448,806	$176,723,738	$84,245,393	$1,154,824,999
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$102,796,548	$187,299,409	$101,361,423	$1,237,027,065
Total distributable earnings (loss)	2,652,258	(10,575,671)	(17,116,030)	(82,202,066)
NET ASSETS	$105,448,806	$176,723,738	$84,245,393	$1,154,824,999
+ Including securities loaned at value	$1,008,908	$1,868,309	$—	$—
* Cost of investments in securities	$99,627,135	$166,336,616	$84,122,603	$1,140,044,144
† Cost of short-term investments	$1,034,907	$9,653,666	$5,120,000	$49,490,000
§ Cost of foreign currency overdraft	$—	$—	$321,800	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$65,308	n/a	$31,537,301
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	6,851	n/a	3,332,089
Net asset value and redemption price per share†	n/a	$9.53	n/a	$9.46
Maximum offering price per share (2.5%)(1)	n/a	$9.77	n/a	$9.70
Class I
Net assets	n/a	$32,595	n/a	$826,769,613
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	3,420	n/a	87,225,308
Net asset value and redemption price per share	n/a	$9.53	n/a	$9.48
Class P
Net assets	$105,448,806	$176,622,497	$84,245,393	$290,955,189
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,505,807	18,533,708	12,724,581	30,583,333
Net asset value and redemption price per share	$10.04	$9.53	$6.62	$9.51
Class R6
Net assets	n/a	n/a	n/a	$3,061
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	323
Net asset value and redemption price per share	n/a	n/a	n/a	$9.49
Class W
Net assets	n/a	$3,338	n/a	$5,559,835
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	350	n/a	585,902
Net asset value and redemption price per share	n/a	$9.53	n/a	$9.49

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2020 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$1,390	$908	$2,874	$31,169
Interest, net of foreign taxes withheld*	2,454,684	3,998,672	1,845,891	19,775,679
Securities lending income, net	2,370	4,203	—	—
Total investment income	2,458,444	4,003,783	1,848,765	19,806,848
EXPENSES:
Investment management fees	480,976	612,880	332,833	3,100,187
Distribution and shareholder service fees:
Class A	—	65	—	49,966
Transfer agent fees:
Class A	—	175	—	19,241
Class I	—	19	—	263,421
Class P	116	128	146	204
Class R6	—	—	—	6
Class W	—	19	—	3,734
Shareholder reporting expense	1,281	1,778	1,617	27,400
Registration fees	13,729	32,170	19,833	159,941
Professional fees	8,235	9,659	9,135	54,879
Custody and accounting expense	11,529	16,836	60,912	114,150
Trustee fees	2,020	3,260	1,660	20,611
Miscellaneous expense	3,232	7,713	4,731	32,185
Interest expense	—	714	—	—
Total expenses	521,118	685,416	430,867	3,845,925
Waived and reimbursed fees	(480,976)	(604,607)	(367,402)	(1,066,449)
Net expenses	40,142	80,809	63,465	2,779,476
Net investment income	2,418,302	3,922,974	1,785,300	17,027,372
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	74,389	(3,574,722)	(2,979,596)	(16,991,490)
Forward foreign currency contracts	—	2,504	61,003	—
Foreign currency related transactions	—	(18,577)	71,587	—
Futures	(253,021)	(246,608)	5,238	(6,647,585)
Swaps	—	—	(1,684)	—
Net realized loss	(178,632)	(3,837,403)	(2,843,452)	(23,639,075)
Net change in unrealized appreciation (depreciation) on:
Investments	12,340,670	25,479,863	8,616,051	98,513,271
Forward foreign currency contracts	—	(1,946)	335,654	—
Foreign currency related transactions	—	—	115,100	—
Futures	197,407	159,119	(7,874)	5,124,679
Swaps	—	—	17,164	—
Net change in unrealized appreciation (depreciation)	12,538,077	25,637,036	9,076,095	103,637,950
Net realized and unrealized gain	12,359,445	21,799,633	6,232,643	79,998,875
Increase in net assets resulting from operations	$14,777,747	$25,722,607	$8,017,943	$97,026,247
* Foreign taxes withheld	$—	$—	$20,214	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$2,418,302	$4,898,530	$3,922,974	$8,746,849
Net realized gain (loss)	(178,632)	(5,902)	(3,837,403)	1,534,111
Net change in unrealized appreciation (depreciation)	12,538,077	(9,267,120)	25,637,036	(23,999,441)
Increase (decrease) in net assets resulting from operations	14,777,747	(4,374,492)	25,722,607	(13,718,481)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(1,046)	(719)
Class I	—	—	(46,439)	(425,499)
Class P	(2,486,498)	(4,901,237)	(4,101,281)	(8,271,881)
Class W	—	—	(69)	(142)
Return of capital:
Class P	—	(290,841)	—	—
Total distributions	(2,486,498)	(5,192,078)	(4,148,835)	(8,698,241)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	1,799,997	12,922,872	11,578,540
Reinvestment of distributions	2,486,498	5,192,078	4,103,596	8,276,816
	2,486,498	6,992,075	17,026,468	19,855,356
Cost of shares redeemed	(29,998)	(3,169,502)	(10,144,242)	(10,942,488)
Net increase in net assets resulting from capital share transactions	2,456,500	3,822,573	6,882,226	8,912,868
Net increase (decrease) in net assets	14,747,749	(5,743,997)	28,455,998	(13,503,854)
NET ASSETS:
Beginning of year or period	90,701,057	96,445,054	148,267,740	161,771,594
End of year or period	$105,448,806	$90,701,057	$176,723,738	$148,267,740
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$1,785,300	$5,055,690	$17,027,372	$32,907,585
Net realized loss	(2,843,452)	(2,030,131)	(23,639,075)	(13,352,558)
Net change in unrealized appreciation (depreciation)	9,076,095	(10,695,294)	103,637,950	(146,177,816)
Increase (decrease) in net assets resulting from operations	8,017,943	(7,669,735)	97,026,247	(126,622,789)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(804,313)	(3,950,518)
Class I	—	—	(15,594,854)	(23,226,409)
Class P	(1,927,216)	(3,805,436)	(6,457,574)	(7,701,552)
Class R6	—	—	(21)	—
Class W	—	—	(166,628)	(311,476)
Return of capital:
Class A	—	—	—	(623,559)
Class I	—	—	—	(6,364,021)
Class P	—	(220,139)	—	(1,692,395)
Class W	—	—	—	(96,788)
Total distributions	(1,927,216)	(4,025,575)	(23,023,390)	(43,966,718)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	22,979,994	364,580,391	1,034,036,107
Reinvestment of distributions	1,927,216	4,025,576	21,205,061	41,912,344
	1,927,216	27,005,570	385,785,452	1,075,948,451
Cost of shares redeemed	(40,000)	(12,535,505)	(306,422,422)	(445,878,589)
Net increase in net assets resulting from capital share transactions	1,887,216	14,470,065	79,363,030	630,069,862
Net increase in net assets	7,977,943	2,774,755	153,365,887	459,480,355
NET ASSETS:
Beginning of year or period	76,267,450	73,492,695	1,001,459,112	541,978,757
End of year or period	$84,245,393	$76,267,450	$1,154,824,999	$1,001,459,112

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-20+	8.84	0.23•	1.21	1.44	0.24	—	—	0.24	—	10.04	16.38	1.03	0.08	0.08	4.78	105,449	17
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
Voya Emerging Markets Hard Currency Debt Fund
Class A
09-30-20+	8.29	0.17•	1.26	1.43	0.19	—	—	0.19	—	9.53	17.29	1.79	1.15	1.15	3.74	65	50
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
09-30-20+	8.29	0.19•	1.25	1.44	0.20	—	—	0.20	—	9.53	17.46	0.84	0.84	0.84	4.31	33	50
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
09-30-20+	8.28	0.22•	1.27	1.49	0.24	—	—	0.24	—	9.53	18.04	0.84	0.09	0.09	4.81	176,622	50
03-31-20	9.49	0.50	(1.21)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
Class W
09-30-20+	8.28	0.19•	1.26	1.45	0.20	—	—	0.20	—	9.53	17.58	1.54	0.90	0.90	4.03	3	50
03-31-20	9.49	0.42	(1.21)	(0.79)	0.42	—	—	0.42	—	8.28	(8.81)	1.64	0.90	0.90	4.43	3	55
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0.90	0.90	4.45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-20+	6.13	0.14•	0.50	0.64	0.15	—	—	0.15	—	6.62	10.51	1.04	0.15	0.15	4.29	84,245	33
03-31-20	6.99	0.42•	(0.94)	(0.52)	0.32	—	0.02	0.34	—	6.13	(8.07)	1.02	0.16	0.16	5.87	76,267	48
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0.16	0.16	5.89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
Voya Securitized Credit Fund
Class A
09-30-20+	8.79	0.13•	0.72	0.85	0.18	—	—	0.18	—	9.46	9.79	1.03	1.00	1.00	2.88	31,537	17
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
09-30-20+	8.80	0.14•	0.74	0.88	0.20	—	—	0.20	—	9.48	10.07	0.75	0.68	0.68	3.15	826,770	17
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
09-30-20+	8.83	0.17•	0.74	0.91	0.23	—	—	0.23	—	9.51	10.38	0.68	0.05	0.05	3.78	290,955	17
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
Class R6
07-31-20(4) - 09-30-20+	9.36	0.15•	0.04	0.19	0.06	—	—	0.06	—	9.49	2.08	1.81	0.68	0.68	3.17	3	17
Class W
09-30-20+	8.81	0.15•	0.73	0.88	0.20	—	—	0.20	—	9.49	10.02	0.78	0.75	0.75	3.18	5,560	17
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2020, the maximum amount of loss that Hard Currency Debt and Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $267 and $2,395,168, respectively, which represents the gross payments to be received by the Funds on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of September 30, 2020. At September 30, 2020, Local Currency Debt had received $270,000 cash collateral from certain counterparties for open OTC derivatives. Hard Currency Debt did not receive any cash collateral at September 30, 2020.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2020, Hard Currency Debt and Local Currency Debt had a liability position of  $963 and $2,247,197, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2020, Hard Currency Debt and Local Currency Debt could have been required to pay this amount in cash to their counterparties. There was no cash collateral pledged by Hard Currency Debt and Local Currency Debt as of September 30, 2020.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2020, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2020, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$68,012	$52,290
Local Currency Debt	64,774,896	57,574,653
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts held by Hard Currency Debt and Local Currency Debt at September 30, 2020.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by each Fund. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2020, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2020, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$16,488,282	$15,738,792
Hard Currency Debt	23,909,399	18,866,365
Local Currency Debt	1,289,909	986,466
Securitized Credit	87,765,333	387,493,823
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2020.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES  (continued)

the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2020, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $985,304.
For the period ended September 30, 2020, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,439,852.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2020.
At September 30, 2020, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2020, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$20,525,832	$16,959,536
Hard Currency Debt	80,490,623	78,197,471
Local Currency Debt	25,146,235	24,722,672
Securitized Credit	213,455,718	147,527,084
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$686,566	$708,250
Securitized Credit	24,714,765	21,722,442
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2020, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$25
Securitized Credit	4
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affliliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	8.09%
	Hard Currency Debt	7.84
	Local Currency Debt	15.09
Voya Intermediate Bond Portfolio	Corporate Debt	88.53
	Hard Currency Debt	75.89
	Local Currency Debt	65.20
	Securitized Credit	15.59
Voya Investment Management Co. LLC	Securitized Credit	6.42
Voya Investment Trust Co.	Local Currency Debt	14.40
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2020, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class R6	Class W
Corporate Debt	N/A	N/A	0.15%	N/A	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	N/A	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.68%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2021	2022	2023	Total
Local Currency Debt	$83,585	$140,858	$35,207	$259,650
Securitized Credit	105,735	97,612	136,051	339,398
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2020 are as follows:
	September 30,
	2021	2022	2023	Total
Hard Currency Debt
Class A	$43	$65	$220	$328
Class W	29	38	42	109
	September 30,
	2021	2022	2023	Total
Securitized Credit
Class I	19,899	38,719	266,000	324,618
Class P	—	53	175	228
Class R6	—	—	2	2
Class W	22	—	—	22
The Expense Limitation Agreement is contractual through August 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the period ended September 30, 2020,
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	10	$2,025,200	1.27%

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2020	—	—	252,855	(3,278)	249,577	—	—	2,486,498	(29,998)	2,456,500
3/31/2020	175,781	—	523,360	(311,464)	387,677	1,799,996	—	5,192,078	(3,169,502)	3,822,573
Hard Currency Debt
Class A
9/30/2020	1,679	—	112	(1,229)	562	16,187	—	1,046	(10,404)	6,829
3/31/2020	6,013	—	76	(497)	5,592	57,292	—	712	(4,890)	53,114
Class I
9/30/2020	343	—	131	(927,622)	(927,148)	3,104	—	1,200	(8,355,660)	(8,351,356)
3/31/2020	581,795	—	425	(705,870)	(123,650)	5,772,145	—	4,080	(6,402,859)	(626,633)
Class P
9/30/2020	1,328,550	—	439,408	(193,138)	1,574,820	12,903,581	—	4,101,281	(1,778,178)	15,226,684
3/31/2020	590,960	—	863,202	(478,554)	975,608	5,749,103	—	8,271,882	(4,534,740)	9,486,245
Class W
9/30/2020	—	—	7	—	7	—	—	69	—	69
3/31/2020	—	—	15	—	15	—	—	142	—	142
Local Currency Debt
Class P
9/30/2020	—	—	289,378	(5,961)	283,417	—	—	1,927,216	(40,000)	1,887,216
3/31/2020	3,105,137	—	566,887	(1,747,635)	1,924,388	22,979,994	—	4,025,576	(12,535,505)	14,470,065
Securitized Credit
Class A
9/30/2020	717,603	—	87,251	(3,873,823)	(3,068,969)	6,550,419	—	798,343	(34,978,076)	(27,629,314)
3/31/2020	7,433,705	—	446,005	(9,716,361)	(1,836,651)	76,430,588	—	4,551,554	(97,158,066)	(16,175,925)
Class I
9/30/2020	34,468,379	—	1,510,243	(29,317,671)	6,660,951	314,531,446	—	13,940,005	(261,297,793)	67,173,658
3/31/2020	79,872,907	—	2,753,810	(31,716,958)	50,909,759	819,104,337	—	27,936,087	(314,356,088)	532,684,336
Class P
9/30/2020	4,699,596	—	697,576	(322,455)	5,074,717	42,533,660	—	6,457,574	(2,948,655)	46,042,579
3/31/2020	12,687,998	—	922,000	(2,975,720)	10,634,278	123,392,060	—	9,393,947	(30,500,874)	102,285,134
Class R6
7/31/2020(1) - 9/30/2020	321	—	2	—	323	3,000	—	21	—	3,021
Class W
9/30/2020	108,501	—	1,000	(794,991)	(685,490)	961,866	—	9,119	(7,197,898)	(6,226,913)
3/31/2020	1,468,051	—	3,037	(393,635)	1,077,453	15,109,122	—	30,756	(3,863,561)	11,276,317

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2020:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$204,242	$(204,242)	$—
Jefferies LLC	804,666	(804,666)	—
Total	$1,008,908	$(1,008,908)	$—

(1)
Cash Collateral with a fair value of  $1,034,907 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$783,966	$(783,966)	$—
Morgan Stanley & Co. LLC	1,084,343	(1,084,343)	—
	$1,868,309	$(1,868,309)	$—

(1)
Cash Collateral with a fair value of  $1,912,666 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2020		Year Ended March 31, 2019
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Corporate Debt	$4,901,237	$290,841	$5,373,431	$—
Hard Currency Debt	8,698,240	—	8,788,737	—
Local Currency Debt	3,805,436	220,139	961,855	3,260,619
Securitized Credit	35,189,954	8,776,763	22,023,810	410,494

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2020 were:
	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Corporate Debt	$—	$—	$—	$(8,302,883)	$(635,949)	Short-term	None
					(698,305)	Long-term	None
					$(1,334,254)
Hard Currency Debt	457,960	—	—	(25,422,055)	(3,785,531)	Short-term	None
					(3,354,877)	Long-term	None
					$(7,140,408)
Local Currency Debt	—	(1,202,674)	—	(14,800,130)	(2,653,670)	Short-term	None
					(4,548,512)	Long-term	None
					$(7,202,182)
Securitized Credit	—	—	(21,537,721)	(134,305,078)	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 —  LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION (continued)

inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds' adoption was limited to changes in the Funds' financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in
ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2020, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0392	November 2, 2020	Daily
Hard Currency Debt	A	$0.0336	November 2, 2020	Daily
	I	$0.0360	November 2, 2020	Daily
	P	$0.0422	November 2, 2020	Daily
	W	$0.0354	November 2, 2020	Daily
Local Currency Debt	P	$0.0261	November 2, 2020	Daily
Securitized Credit	A	$0.0201	November 2, 2020	Daily
	I	$0.0227	November 2, 2020	Daily
	P	$0.0279	November 2, 2020	Daily
	R6	$0.0231	November 2, 2020	Daily
	W	$0.0222	November 2, 2020	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited)

Geographic Diversification as of September 30, 2020 (as a percentage of net assets)

Brazil	10.7%
Russia	8.7%
Mexico	7.8%
India	6.3%
Colombia	5.8%
China	5.1%
Chile	4.9%
Peru	4.5%
Israel	4.3%
Indonesia	3.7%
Countries between 0.2% – 3.3%^	36.5%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 23 countries, which each represents 0.2% – 3.3% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
	Argentina: 2.1%
500,000 (1)	Arcor SAIC, 6.000%, 07/06/2023	$439,755	0.4
1,000,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	1,047,395	1.0
1,100,000 (1)	YPF SA, 8.500%, 06/27/2029	780,670	0.7
		2,267,820	2.1
	Brazil: 10.7%
900,000 (1)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	920,259	0.9
750,000 (1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	791,257	0.7
600,000 (1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	614,706	0.6
500,000 (1)	Banco Votorantim SA, 4.500%, 09/24/2024	515,630	0.5
550,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	514,250	0.5
1,040,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,042,600	1.0
500,000 (1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	509,125	0.5
1,125,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	985,500	0.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil (continued)
400,000	Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	$421,500	0.4
700,000 (1)	Klabin Finance SA, 4.875%, 09/19/2027	748,877	0.7
300,000 (1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	312,078	0.3
500,000 (1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	520,630	0.5
250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	276,188	0.3
750,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	889,200	0.8
750,000 (1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/ 2027	843,758	0.8
300,000 (1)	Suzano Austria GmbH, 7.000%, 03/16/2047	355,413	0.3
1,000,000	Other Securities	1,063,633	1.0
		11,324,604	10.7
	Chile: 4.9%
600,000 (1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	636,150	0.6
875,000	Celulosa Arauco y Constitucion SA, 3.875%-5.500%, 11/02/2027-11/02/2047	940,818	0.9
675,000 (1)	Colbun SA, 3.950%, 10/11/2027	760,965	0.7
750,000 (1)	Falabella SA, 3.750%, 10/30/2027	792,375	0.7
1,000,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,035,500	1.0
950,000	Other Securities	1,024,288	1.0
		5,190,096	4.9
	China: 5.1%
1,500,000	Bank of China Ltd., 5.000%, 11/13/2024	1,668,352	1.6
1,000,000	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,104,375	1.1
500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	571,053	0.5
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,046,805	1.0
1,000,000	Other Securities	988,852	0.9
		5,379,437	5.1
	Colombia: 5.8%
700,000	Ecopetrol SA, 6.875%, 04/29/2030	839,125	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia (continued)
790,000	Ecopetrol SA, 5.375%-5.875%, 06/26/2026-05/28/2045	$870,187	0.8
500,000 (1)	Millicom International Cellular SA, 5.125%, 01/15/2028	520,107	0.5
700,000	Millicom International Cellular SA, 6.000%, 03/15/2025	720,927	0.7
900,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	935,325	0.9
500,000 (1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	566,255	0.6
1,600,000	Other Securities	1,617,256	1.5
		6,069,182	5.8
	Ghana: 0.3%
600,000	Other Securities	302,000	0.3

	Hong Kong: 0.2%
200,000	Other Securities	200,649	0.2

	India: 6.3%
1,100,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,108,976	1.0
1,000,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,080,671	1.0
500,000 (1)	Bharti Airtel Ltd., 4.375%, 06/10/2025	529,503	0.5
2,000,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,198,745	2.1
1,000,000 (1)	Vedanta Resources Ltd., 6.375%, 07/30/2022	812,510	0.8
600,000	Vedanta Resources Ltd., 7.125%, 05/31/2023	457,800	0.4
500,000	Other Securities	509,531	0.5
		6,697,736	6.3
	Indonesia: 3.7%
1,100,000 (1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	951,500	0.9
1,200,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,246,087	1.2
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	594,583	0.6
1,000,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,081,060	1.0
		3,873,230	3.7
	Israel: 4.3%
900,000	Altice Financing SA, 7.500%, 05/15/2026	953,802	0.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Israel (continued)
800,000 (1)(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	$803,000	0.8
500,000	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	573,763	0.6
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	570,250	0.5
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	479,045	0.5
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,105,469	1.0
		4,485,329	4.3
	Kazakhstan: 2.9%
1,725,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,925,790	1.8
275,000 (1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	302,953	0.3
850,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	859,829	0.8
		3,088,572	2.9
	Kuwait: 3.2%
1,000,000	Equate Petrochemical BV, 4.250%, 11/03/2026	1,047,930	1.0
775,000 (1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	907,722	0.9
1,400,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,386,763	1.3
		3,342,415	3.2
	Macau: 1.4%
1,500,000 (1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,529,686	1.4

	Malaysia: 1.0%
1,000,000	Petronas Capital Ltd., 3.500%, 03/18/2025	1,099,880	1.0

	Mexico: 7.8%
950,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	939,336	0.9
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	493,320	0.5
800,000 (1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	782,600	0.7
500,000 (1)	Cemex SAB de CV, 7.750%, 04/16/2026	527,500	0.5
850,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	855,228	0.8
500,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	540,947	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
500,000 (1)(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	$525,250	0.5
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	517,350	0.5
680,000 (1)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	735,121	0.7
500,000 (1)	Petroleos Mexicanos, 6.950%, 01/28/2060	383,137	0.4
625,000 (1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	690,163	0.6
775,000 (3)	Southern Copper Corp., 5.250%-6.750%, 04/16/2040-04/23/2045	1,056,111	1.0
162,000	Other Securities	166,035	0.2
		8,212,098	7.8
	Morocco: 1.9%
750,000	OCP SA, 5.625%, 04/25/2024	816,031	0.8
500,000	OCP SA, 6.875%, 04/25/2044	636,116	0.6
500,000 (1)	OCP SA, 4.500%, 10/22/2025	529,317	0.5
		1,981,464	1.9
	Multi: 0.4%
415,417 (1)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.000%-8.750%, 05/25/2024-12/31/2026	390,976	0.4

	Oman: 0.5%
570,000 (4)	Other Securities	569,009	0.5

	Panama: 2.5%
825,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	849,544	0.8
715,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	708,386	0.7
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	1,041,325	1.0
		2,599,255	2.5
	Peru: 4.5%
1,050,000 (1)(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,055,124	1.0
500,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	522,130	0.5
725,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	732,612	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Peru (continued)
775,000 (1)	Credicorp Ltd., 2.750%, 06/17/2025	$785,850	0.8
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	523,437	0.5
1,050,000	Other Securities	1,097,319	1.0
		4,716,472	4.5
	Philippines: 0.9%
750,000	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	940,131	0.9

	Russia: 8.7%
1,000,000 (1)(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	989,460	0.9
750,000 (1)	Evraz PLC, 5.250%, 04/02/2024	818,681	0.8
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	891,780	0.8
775,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	820,570	0.8
250,000 (1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	266,156	0.3
550,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	565,821	0.5
1,000,000 (1)	Sibur Securities DAC, 2.950%, 07/08/2025	1,017,205	1.0
500,000 (1)(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	472,093	0.4
1,000,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	1,038,235	1.0
1,000,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,061,898	1.0
1,150,000	Other Securities	1,243,055	1.2
		9,184,954	8.7
	Saudi Arabia: 1.7%
900,000 (1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,050,542	1.0
600,000	Other Securities	721,397	0.7
		1,771,939	1.7
	Singapore: 1.7%
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	985,547	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Singapore (continued)
800,000 (1)(2)(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	$798,981	0.8
		1,784,528	1.7
	South Africa: 2.3%
1,000,000	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,052,939	1.0
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	484,390	0.5
775,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	844,816	0.8
		2,382,145	2.3
	South Korea: 2.6%
550,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	574,742	0.6
1,925,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,127,587	2.0
		2,702,329	2.6
	Thailand: 2.6%
775,000 (1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	898,783	0.8
800,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	802,368	0.8
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,081,092	1.0
		2,782,243	2.6
	Turkey: 3.3%
775,000 (1)	Akbank T.A.S., 6.800%, 02/06/2026	752,652	0.7
475,000 (1)	QNB Finansbank AS, 6.875%, 09/07/2024	482,530	0.5
550,000 (1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	563,668	0.5
700,000 (1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	714,532	0.7
500,000 (1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	451,803	0.4
550,000	Other Securities	523,560	0.5
		3,488,745	3.3
	Ukraine: 0.7%
750,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	716,235	0.7

	United Arab Emirates: 2.4%
1,000,000 (1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,149,975	1.1
700,000	DP World Ltd., 6.850%, 07/02/2037	877,450	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
500,000	Other Securities	$531,875	0.5
		2,559,300	2.4
	Zambia: 0.7%
750,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	750,206	0.7
	Total Corporate Bonds/Notes (Cost $98,277,135)	102,382,665	97.1
SOVEREIGN BONDS: 1.2%
	Egypt: 0.4%
400,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	411,351	0.4

	Ghana: 0.5%
550,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	497,055	0.5

	Nigeria: 0.3%
400,000	Other Securities	382,192	0.3
	Total Sovereign Bonds (Cost $1,350,000)	1,290,598	1.2
	Total Long-Term Investments (Cost $99,627,135)	103,673,263	98.3
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 1.0%
34,907 (5)	Citibank N.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $34,907, collateralized by various U.S. Government Securities, 0.125%-7.875%, Market Value plus accrued interest $35,605, due 02/15/21-02/15/45)	34,907	0.0
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
Total Repurchase Agreements Total Short-Term Investments (Cost $1,034,907)	$1,034,907	1.0
Total Investments in Securities (Cost $100,662,042)	$104,708,170	99.3
Assets in Excess of Other Liabilities	740,636	0.7
Net Assets	$105,448,806	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(3)
Security, or a portion of the security, is on loan.

(4)
The grouping contains securities on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financial	27.7%
Basic Materials	20.2
Energy	17.4
Communications	9.5
Utilities	8.2
Consumer, Non-cyclical	6.7
Consumer, Cyclical	3.9
Industrial	3.5
Sovereign Bonds	1.2
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$102,382,665	$—	$102,382,665
Sovereign Bonds	—	1,290,598	—	1,290,598
Short-Term Investments	—	1,034,907	—	1,034,907
Total Investments, at fair value	$—	$104,708,170	$—	$104,708,170
Other Financial Instruments+
Futures	14,821	—	—	14,821
Total Assets	$14,821	$104,708,170	$—	$104,722,991
Liabilities Table
Other Financial Instruments+
Futures	$(28,755)	$—	$—	$(28,755)
Total Liabilities	$(28,755)	$—	$—	$(28,755)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	summary portfolio of investments
Corporate Debt Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	48	12/31/20	$10,606,125	$4,412
U.S. Treasury 5-Year Note	24	12/31/20	3,024,750	2,767
U.S. Treasury Long Bond	4	12/21/20	705,125	3,492
U.S. Treasury Ultra Long Bond	7	12/21/20	1,552,688	(18,071)
			$15,888,688	$(7,400)
Short Contracts:
U.S. Treasury 10-Year Note	(82)	12/21/20	(11,441,563)	(10,684)
U.S. Treasury Ultra 10-Year Note	(39)	12/21/20	(6,236,953)	4,150
			$(17,678,516)	$(6,534)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$14,821
Total Asset Derivatives		$14,821
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$28,755
Total Liability Derivatives		$28,755

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(253,021)
Total	$(253,021)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$197,407
Total	$197,407
At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $100,459,043.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,878,174
Gross Unrealized Depreciation	(1,642,980)
Net Unrealized Appreciation	$4,235,194

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited)

Geographic Diversification as of September 30, 2020 (as a percentage of net assets)

Indonesia	8.8%
Mexico	7.1%
Panama	5.4%
Dominican Republic	5.4%
Colombia	4.7%
Russia	3.9%
Egypt	3.6%
Turkey	3.6%
Peru	3.3%
Chile	3.2%
Countries between 0.1% – 3.1%^	45.3%
Assets in Excess of Other Liabilities*	5.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 45 countries, which each represents 0.0% – 3.1% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.8%
	Argentina: 0.2%
300,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	$314,218	0.2

	Brazil: 2.7%
600,000 (1)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	613,506	0.3
1,590,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,593,975	0.9
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,380,938	0.8
1,000,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	1,185,600	0.7
		4,774,019	2.7
	Chile: 3.2%
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,306,697	0.7
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	898,435	0.5
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	1,003,212	0.6
2,000,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,126,908	1.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	326,474	0.2
		5,661,726	3.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	China: 1.7%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	$1,941,582	1.1
1,000,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,101,899	0.6
		3,043,481	1.7
	Colombia: 1.2%
1,250,000	Ecopetrol SA, 6.875%, 04/29/2030	1,498,437	0.9
550,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	571,588	0.3
		2,070,025	1.2
	Georgia: 0.6%
1,000,000 (1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,015,000	0.6

	Indonesia: 4.7%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	815,801	0.4
975,000 (1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	843,375	0.5
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,169,871	0.7
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	778,804	0.4
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,075,384	0.6
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	810,795	0.5
2,000,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,162,120	1.2
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	653,750	0.4
		8,309,900	4.7
	Kazakhstan: 1.5%
750,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	960,000	0.5
1,500,000	KazMunayGas National Co. JSC, 4.750%-5.750%, 04/19/2027-04/19/2047	1,711,325	1.0
		2,671,325	1.5
	Kuwait: 0.3%
600,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	594,327	0.3

	Malaysia: 1.9%
750,000 (1)	Petronas Capital Ltd., 4.550%, 04/21/2050	959,809	0.5
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,406,066	1.4
		3,365,875	1.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: 5.5%
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	$493,320	0.3
2,225,000 (1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	2,176,606	1.2
1,000,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	1,081,895	0.6
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	517,350	0.3
1,000,000 (1)	Petroleos Mexicanos, 6.950%, 01/28/2060	766,275	0.4
1,000,000 (1)	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/2025	1,071,145	0.6
1,275,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,225,275	0.7
2,800,000	Petroleos Mexicanos, 4.500%-6.750%, 01/23/2026-09/21/2047	2,428,047	1.4
		9,759,913	5.5
	Panama: 3.0%
1,325,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,364,419	0.8
1,250,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	1,238,437	0.7
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,392,054	0.8
1,000,000 (1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,248,055	0.7
		5,242,965	3.0
	Peru: 2.5%
500,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	522,130	0.3
1,350,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	1,364,175	0.8
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	523,437	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	270,377	0.2
1,000,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,153,750	0.6
500,000	Other Securities	523,438	0.3
		4,357,307	2.5
	Russia: 1.2%
1,250,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,393,406	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
750,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	$794,100	0.4
		2,187,506	1.2
	Saudi Arabia: 0.8%
1,250,000 (1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,459,086	0.8

	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,009,615	0.6

	Thailand: 0.5%
875,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	877,590	0.5

	Ukraine: 0.3%
475,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	453,616	0.3

	United Arab Emirates: 0.4%
750,000	Other Securities	780,938	0.4

	Venezuela: 0.0%
2,750,000 (3)(4)	Petroleos de Venezuela SA, 9.000%-9.750%, 11/17/2021-05/17/2035	75,625	0.0
	Total Corporate Bonds/Notes (Cost $56,027,241)	58,024,057	32.8
SOVEREIGN BONDS: 61.5%
	Angola: 0.6%
1,250,000 (1)	Angolan Government International Bond, 8.000%-9.500%, 11/12/2025-11/26/2029	1,033,362	0.6

	Argentina: 1.8%
1,883,778 (5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	790,245	0.4
4,906,220 (5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	1,854,600	1.1
701,019 (5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 2.000% on 07/09/2021), 01/09/2038	302,840	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Argentina (continued)
374,361	Argentine Republic Government International Bond, 1.000%, 07/09/2029	$171,461	0.1
		3,119,146	1.8
	Azerbaijan: 0.3%
500,000	Other Securities	525,454	0.3

	Bahrain: 1.2%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,198,724	1.2

	Belarus: 0.4%
700,000	Other Securities	656,382	0.4

	Colombia: 3.5%
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	508,937	0.3
2,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	2,082,000	1.2
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	2,045,312	1.2
1,200,000	Colombia Government International Bond, 6.125%-8.125%, 05/21/ 2024-01/18/2041	1,488,552	0.8
		6,124,801	3.5
	Costa Rica: 1.4%
1,100,000 (1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,064,250	0.6
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,415,625	0.8
		2,479,875	1.4
	Croatia: 0.3%
500,000	Other Securities	554,230	0.3

	Dominican Republic: 5.4%
2,000,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,900,000	1.1
1,500,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,495,500	0.8
$750,000	Dominican Republic International Bond, 5.875%, 04/18/2024	795,375	0.5
1,500,000 (6)	Dominican Republic International Bond, 6.000%, 07/19/2028	1,617,840	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Dominican Republic (continued)
1,250,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	$1,332,812	0.8
600,000 (1)	Dominican Republic International Bond, 6.600%, 01/28/2024	660,087	0.4
1,500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,672,500	0.9
		9,474,114	5.4
	Ecuador: 1.1%
3,529,332 (1)(5)(7)	Ecuador Government International Bond, 0.000%-0.500%, 07/31/ 2030-07/31/2040	2,009,151	1.1

	Egypt: 3.6%
750,000 (1)(6)	Egypt Government International Bond, 5.875%, 06/11/2025	771,213	0.4
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,131,215	0.6
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,711,412	1.0
1,700,000	Egypt Government International Bond, 7.500%-8.500%, 01/31/ 2027-01/31/2047	1,733,497	1.0
1,100,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,093,289	0.6
		6,440,626	3.6
	El Salvador: 0.5%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	866,000	0.5

	Gabon: 0.2%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	448,494	0.2

	Ghana: 2.4%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	1,670,217	0.9
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	1,693,800	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Ghana (continued)
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	$844,375	0.5
		4,208,392	2.4
	Honduras: 0.5%
750,000	Other Securities	818,125	0.5

	Hungary: 0.5%
500,000	Other Securities	896,017	0.5

	Indonesia: 4.1%
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	356,532	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,587,495	0.9
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	2,004,727	1.1
500,000 (1)	Indonesia Government International Bond, 4.125%, 01/15/2025	559,156	0.3
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,689,930	1.0
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,073,150	0.6
		7,270,990	4.1
	Ivory Coast: 0.8%
1,452,500(2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,350,593	0.8

	Jamaica: 1.2%
1,200,000	Jamaica Government International Bond, 7.875%, 07/28/2045	1,527,600	0.8
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	650,250	0.4
		2,177,850	1.2
	Jordan: 0.5%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	973,395	0.5

	Kazakhstan: 1.5%
1,750,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,723,402	1.5
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Kenya: 0.9%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	$509,810	0.3
1,100,000	Kenya Government International Bond, 7.250%-8.000%, 02/28/2028-05/22/2032	1,088,006	0.6
		1,597,816	0.9
	Lebanon: 0.4%
4,000,000 (8)	Other Securities	677,240	0.4

	Mexico: 1.6%
2,690,000	Mexico Government International Bond, 3.250%-4.500%, 04/22/2029-01/15/2047	2,860,983	1.6

	Morocco: 0.2%
250,000 (1)	Morocco Government International Bond, 5.500%, 12/11/2042	311,250	0.2

	Namibia: 0.3%
500,000	Other Securities	506,463	0.3

	Nigeria: 1.1%
2,050,000	Other Securities	1,934,155	1.1

	Oman: 1.0%
800,000	Oman Government International Bond, 6.000%, 08/01/2029	739,611	0.4
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	461,281	0.3
750,000(1)	Oman Government International Bond, 6.500%, 03/08/2047	615,228	0.3
		1,816,120	1.0
	Pakistan: 0.3%
500,000	Other Securities	500,352	0.3

	Panama: 2.4%
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,819,431	1.0
800,000	Panama Government International Bond, 9.375%, 04/01/2029	1,231,848	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Panama (continued)
1,000,000	Panama Government International Bond, 3.875%-4.500%, 03/17/2028-04/16/2050	$1,196,798	0.7
		4,248,077	2.4
	Paraguay: 1.1%
1,600,000	Paraguay Government International Bond, 4.625%-5.600%, 01/25/2023-03/13/2048	1,872,282	1.1

	Peru: 0.8%
1,000,000	Peruvian Government International Bond, 2.783%-5.625%, 01/23/2031-11/18/2050	1,340,777	0.8

	Philippines: 1.5%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	1,062,480	0.6
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,524,452	0.9
		2,586,932	1.5
	Poland: 0.5%
750,000	Other Securities	847,444	0.5

	Qatar: 2.1%
1,350,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,566,916	0.9
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	967,511	0.5
500,000 (1)	Qatar Government International Bond, 4.000%, 03/14/2029	585,620	0.3
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	674,862	0.4
		3,794,909	2.1
	Romania: 1.6%
1,500,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,543,125	0.9
750,000 (1)	Romanian Government International Bond, 4.000%, 02/14/2051	776,250	0.4
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	488,875	0.3
		2,808,250	1.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Russia: 2.7%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	$1,339,212	0.8
1,800,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,066,904	1.2
1,000,000	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,327,088	0.7
		4,733,204	2.7
	Senegal: 0.3%
500,000	Other Securities	494,818	0.3

	South Africa: 1.7%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,870,262	1.1
1,300,000	Republic of South Africa Government International Bond, 5.750%-6.300%, 06/22/2048-09/30/2049	1,157,156	0.6
		3,027,418	1.7
	Sri Lanka: 1.3%
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	517,500	0.3
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	405,000	0.2
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,412,500	0.8
		2,335,000	1.3
	Turkey: 3.6%
1,300,000	Turkey Government International Bond, 5.750%, 03/22/2024	1,280,533	0.7
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,813,560	1.1
3,350,000	Turkey Government International Bond, 4.875%-7.625%, 11/14/2024-04/26/2029	3,234,887	1.8
		6,328,980	3.6
	Ukraine: 2.3%
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	355,493	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	352,860	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS (continued)
	Ukraine (continued)
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	$348,162	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	347,884	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	345,121	0.2
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	223,427	0.1
2,261,000	Ukraine Government International Bond, 7.253%-9.750%, 11/01/2028-03/15/2033	2,180,956	1.2
		4,153,903	2.3
	Uruguay: 1.6%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,737,840	1.0
750,000	Uruguay Government International Bond, 4.375%-7.625%, 01/23/2031-03/21/2036	1,078,164	0.6
		2,816,004	1.6
	Venezuela: 0.1%
1,250,000 (8)	Other Securities	100,000	0.1

	Zambia: 0.3%
1,250,000 (1)	Zambia Government International Bond, 8.500%-8.970%, 04/14/2024-07/30/2027	619,813	0.3
	Total Sovereign Bonds (Cost $110,291,375)	108,661,313	61.5
U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Notes: 0.0%
18,000	Other Securities	18,673	0.0
	Total U.S. Treasury Obligations (Cost $18,000)	18,673	0.0
	Total Long-Term Investments (Cost $166,336,616)	166,704,043	94.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreements: 1.1%
912,666 (9)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $912,668, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $930,919, due 11/27/20-11/01/59)	$912,666	0.5
1,000,000 (9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.6

	Total Repurchase Agreements (Cost $1,912,666)	1,912,666	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
$4,000,000 (10)	BlackRock Liquidity Funds, FedFund, InstitutionalClass, 0.000%	4,000,000	2.3
3,741,000 (10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	3,741,000	2.1
	Total Mutual Funds (Cost $7,741,000)	7,741,000	4.4
	Total Short-Term Investments (Cost $9,653,666)	9,653,666	5.5
	Total Investments in Securities (Cost $175,990,282)	$176,357,709	99.8
	Assets in Excess of Other Liabilities	366,029	0.2
	Net Assets	$176,723,738	100.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(3)
Defaulted security.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Fund held restricted securities with a fair value of  $75,625 or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.

(6)
Security, or a portion of the security, is on loan.

(7)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

(8)
The grouping contains securities in default.

(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(10)
Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	61.5%
Energy	14.8
Utilities	5.7
Financial	5.1
Basic Materials	4.0
Industrial	1.3
Consumer, Non-cyclical	1.1
Communications	0.6
Consumer, Cyclical	0.2
U.S. Treasury Obligations	0.0
Short-Term Investments	5.5
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$58,024,057	$—	$58,024,057
Sovereign Bonds	—	108,661,313	—	108,661,313
U.S. Treasury Obligations	—	18,673	—	18,673
Short-Term Investments	7,741,000	1,912,666	—	9,653,666
Total Investments, at fair value	$7,741,000	$168,616,709	$—	$176,357,709
Other Financial Instruments+
Forward Foreign Currency Contracts	—	267	—	267
Futures	15,484	—	—	15,484
Total Assets	$7,756,484	$168,616,976	$—	$176,373,460
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(963)	$—	$(963)
Futures	(63,169)	—	—	(63,169)
Total Liabilities	$(63,169)	$(963)	$—	$(64,132)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$27,500
Petroleos de Venezuela SA	7/25/2013	1,396,755	48,125
		$2,203,807	$75,625
At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,824	USD 53,254	JPMorgan Chase Bank N.A.	10/02/20	$(698)
USD 52,290	EUR 44,825	JPMorgan Chase Bank N.A.	10/02/20	(265)
EUR 44,825	USD 52,359	JPMorgan Chase Bank N.A.	12/04/20	267
				$(696)
At September 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	50	12/31/20	$11,048,047	$3,517
U.S. Treasury 5-Year Note	65	12/31/20	8,192,031	6,197
U.S. Treasury Long Bond	42	12/21/20	7,403,813	(53,204)
U.S. Treasury Ultra Long Bond	10	12/21/20	2,218,125	(6,318)
			$28,862,016	$(49,808)
Short Contracts:
U.S. Treasury 10-Year Note	(61)	12/21/20	(8,511,406)	(3,647)
U.S. Treasury Ultra 10-Year Note	(91)	12/21/20	(14,552,891)	5,770
			$(23,064,297)	$2,123
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$267
Interest rate contracts	Net Assets — Unrealized appreciation*	15,484
Total Asset Derivatives		$15,751
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$963
Interest rate contracts	Net Assets — Unrealized depreciation*	63,169
Total Liability Derivatives		$64,132

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$2,504	—	$2,504
Interest rate contracts	—	(246,608)	(246,608)
Total	$2,504	$(246,608)	$(244,104)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(1,946)	$—	$(1,946)
Interest rate contracts	—	159,119	159,119
Total	$(1,946)	$159,119	$157,173
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2020:
JPMorgan Chase Bank N.A.
Assets:
Forward foreign currency contracts	$267
Total Assets	$267
Liabilities:
Forward foreign currency contracts	$963
Total Liabilities	$963
Net OTC derivative instruments by counterparty, at fair value	$(696)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(696)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $176,094,347.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,322,243
Gross Unrealized Depreciation	(12,107,262)
Net Unrealized Appreciation	$214,981
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited)

Geographic Diversification as of September 30, 2020 (as a percentage of net assets)

Mexico	10.8%
Brazil	9.4%
Indonesia	8.2%
Russia	7.3%
Thailand	6.8%
China	5.4%
Malaysia	5.0%
South Africa	4.8%
Romania	4.8%
Poland	4.7%
Countries between 0.2% – 4.4%^	25.4%
Assets in Excess of Other Liabilities*	7.4%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.2% – 4.4% of net assets.
Portfolio holdings are subject to change daily.
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 89.7%
	Brazil: 9.4%
BRL 10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$2,120,981	2.5
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,269,675	3.9
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,133,008	2.5
BRL 2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	421,223	0.5
		7,944,887	9.4
	Chile: 1.8%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	168,670	0.2
CLP 885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,355,433	1.6
		1,524,103	1.8
	China: 5.4%
CNY 13,100,000	China Government Bond, 3.250%, 06/06/2026	1,944,926	2.3
CNY 15,000,000	China Government Bond, 3.250%, 11/22/2028	2,215,609	2.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China (continued)
CNY 2,560,000	China Government Bond, 3.290%, 05/23/2029	$378,703	0.5
		4,539,238	5.4
	Colombia: 4.4%
COP 4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,354,933	1.6
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	784,101	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	682,594	0.8
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	895,038	1.1
		3,716,666	4.4
	Czech Republic: 4.0%
CZK 29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,305,156	1.6
CZK 5,090,000	Czech Republic Government Bond, 2.000%, 10/13/2033	248,419	0.3
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,115,411	1.3
CZK 15,900,000	Czech Republic Government Bond, 0.950%, 05/15/2030	698,480	0.8
		3,367,466	4.0
	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	137,426	0.2

	Hungary: 2.6%
HUF 419,030,000	Hungary Government Bond, 3.000%, 06/26/2024	1,429,777	1.7
HUF 230,000,000	Hungary Government Bond, 3.000%, 10/27/2027	795,877	0.9
		2,225,654	2.6
	Indonesia: 8.2%
IDR 5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	378,142	0.4
IDR 14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	980,142	1.2
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,228,481	1.5
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	827,905	1.0
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,312,617	1.5
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,185,820	1.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Indonesia (continued)
IDR 13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	$982,772	1.2
		6,895,879	8.2
	Malaysia: 5.0%
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	683,216	0.8
MYR 10,865,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,821,258	3.4
MYR 2,691,000	Malaysia Government Bond, 4.127%-4.762%, 04/15/ 2032-04/07/2037	723,357	0.8
		4,227,831	5.0
	Mexico: 10.8%
MXN 73,034,500	Mexican Bonos, 7.250%, 12/09/2021	3,413,850	4.1
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	72,044	0.1
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	612,317	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,934,754	2.3
MXN 26,101,000	Mexican Bonos, 8.500%, 11/18/2038	1,384,711	1.6
MXN 9,080,000	Mexican Bonos, 10.000%, 11/20/2036	547,830	0.7
MXN 20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,114,805	1.3
		9,080,311	10.8
	Peru: 3.6%
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,244,151	1.5
PEN 3,309,000	Peru Government Bond, 6.900%, 08/12/2037	1,096,650	1.3
PEN 2,388,000	Peru Government Bond, 5.400%-6.850%, 08/12/ 2032-02/12/2042	707,289	0.8
		3,048,090	3.6
	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	265,893	0.3

	Poland: 4.7%
PLN 6,749,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	1,915,717	2.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Poland (continued)
PLN 6,921,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	$2,004,644	2.4
		3,920,361	4.7
	Romania: 4.8%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	813,846	1.0
RON 7,265,000	Romania Government Bond, 5.000%, 02/12/2029	1,946,681	2.3
RON 1,930,000	Romania Government Bond, 5.800%, 07/26/2027	532,957	0.6
RON 2,965,000	Romania Government Bond, 4.250%, 06/28/2023	734,392	0.9
		4,027,876	4.8
	Russia: 7.3%
RUB 31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	439,796	0.5
RUB 102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,465,520	1.7
RUB 168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,429,543	2.9
RUB 66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,012,533	1.2
RUB 57,407,000	Russian Federal Bond - OFZ, 7.650%, 04/10/2030	817,498	1.0
		6,164,890	7.3
	South Africa: 4.8%
ZAR 50,802,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,382,164	2.8
ZAR 22,548,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,079,563	1.3
ZAR 12,216,022	Republic of South Africa Government Bond, 6.250%-8.875%, 02/28/ 2035-03/31/2036	610,956	0.7
		4,072,683	4.8
	South Korea: 1.3%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,097,187	1.3

	Thailand: 6.8%
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	769,161	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Thailand (continued)
THB 29,457,000	Thailand Government Bond, 3.400%, 06/17/2036	$1,148,564	1.4
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	437,263	0.5
THB 64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,537,491	3.0
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	801,510	1.0
		5,693,989	6.8
	Turkey: 4.0%
TRY 11,992,000	Turkey Government Bond, 7.100%, 03/08/2023	1,369,583	1.6
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	661,388	0.8
TRY 10,886,000	Turkey Government Bond, 9.500%-12.200%, 01/12/2022-02/24/2027	1,334,800	1.6
		3,365,771	4.0
	Uruguay: 0.3%
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	245,345	0.3
	Total Sovereign Bonds
	(Cost $81,452,623)	75,561,546	89.7
SUPRANATIONAL BONDS: 2.9%
	Supranational: 2.6%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	679,792	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	462,609	0.6
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,035,163	1.2
		2,177,564	2.6
	Turkey: 0.3%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	258,957	0.3
	Total Supranational Bonds
	(Cost $2,669,980)	2,436,521	2.9
	Total Long-Term Investments
	(Cost $84,122,603)	77,998,067	92.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Mutual Funds: 6.1%
2,326,000 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	2,326,000	2.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
	Mutual Funds (continued)
2,794,000(1)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	$2,794,000	3.3
	Total Short-Term Investments
	(Cost $5,120,000)	5,120,000	6.1
	Total Investments in Securities (Cost $89,242,603)	$83,118,067	98.7
	Assets in Excess of Other Liabilities	1,127,326	1.3
	Net Assets	$84,245,393	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
BRL
Brazilian Real

CLP
Chilean Peso

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	89.7%
Supranational Bonds	2.9
Short-Term Investments	6.1
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$75,561,546	$—	$75,561,546
Supranational Bonds	—	2,436,521	—	2,436,521
Short-Term Investments	5,120,000	—	—	5,120,000
Total Investments, at fair value	$5,120,000	$77,998,067	$—	$83,118,067
Other Financial Instruments+
Centrally Cleared Swaps	—	74,758	—	74,758
Forward Foreign Currency Contracts	—	2,332,209	—	2,332,209
Futures	1,307	—	—	1,307
OTC Swaps	—	62,959	—	62,959
Total Assets	$5,121,307	$80,467,993	$—	$85,589,300
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(63,144)	$—	$(63,144)
Forward Foreign Currency Contracts	—	(2,247,197)	—	(2,247,197)
Futures	(3,831)	—	—	(3,831)
Total Liabilities	$(3,831)	$(2,310,341)	$—	$(2,314,172)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 989,861,241	USD 1,271,748	Banco Bilbao Vizcaya Argentaria, S.A.	10/16/20	$(10,729)
CNY 5,407,125	USD 790,146	Banco Bilbao Vizcaya Argentaria, S.A.	10/22/20	4,872
USD 1,269,925	MXN 27,904,273	Bank of America N.A.	10/16/20	10,108
MXN 27,487,314	USD 1,289,897	Bank of America N.A.	10/16/20	(48,904)
ZAR 22,088,634	USD 1,294,032	Bank of America N.A.	10/22/20	21,458
RUB 100,316,250	USD 1,257,359	Bank of America N.A.	10/22/20	31,541
HUF 387,161,424	USD 1,289,897	Bank of America N.A.	10/22/20	(41,452)
USD 1,300,041	ZAR 21,438,669	Bank of America N.A.	10/22/20	23,260
ZAR 21,528,856	USD 1,256,407	Bank of America N.A.	10/22/20	25,745
USD 1,269,925	ZAR 21,506,553	Bank of America N.A.	10/22/20	(10,899)
USD 11,805	PHP 581,618	Bank of America N.A.	10/22/20	(189)
USD 1,256,407	ZAR 21,499,382	Bank of America N.A.	10/22/20	(23,990)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 225,638	RON 928,379	Barclays Bank PLC	10/22/20	2,640
ZAR 21,126,750	USD 1,300,041	Barclays Bank PLC	10/22/20	(41,836)
USD 225,661	RON 928,379	Barclays Bank PLC	10/22/20	2,663
USD 1,382,803	TRY 10,470,163	Barclays Bank PLC	10/22/20	34,204
MYR 1,092,736	USD 262,936	Barclays Bank PLC	10/22/20	(59)
MYR 1,487,226	USD 356,538	Barclays Bank PLC	10/22/20	1,241
USD 96,256	PHP 4,748,793	Barclays Bank PLC	10/22/20	(1,677)
TRY 9,555,355	USD 1,271,853	Barclays Bank PLC	10/22/20	(41,085)
IDR 959,700,258	USD 65,009	Barclays Bank PLC	10/22/20	(570)
USD 699,900	THB 21,786,122	Barclays Bank PLC	10/22/20	12,398
USD 225,661	RON 928,379	Barclays Bank PLC	10/22/20	2,663
RUB 161,368,245	USD 2,171,683	Barclays Bank PLC	10/22/20	(98,365)
USD 16,391	RON 66,649	Barclays Bank PLC	10/22/20	382
USD 245,584	TRY 1,840,862	Barclays Bank PLC	10/22/20	8,473
USD 134,905	THB 4,274,937	Barclays Bank PLC	10/22/20	(436)
USD 88,033	MYR 366,145	Barclays Bank PLC	10/22/20	(199)
PEN 449,783	USD 126,630	BNP Paribas	10/16/20	(1,815)
PEN 449,783	USD 126,668	BNP Paribas	10/16/20	(1,853)
MXN 28,431,237	USD 1,281,653	BNP Paribas	10/16/20	1,956
MXN 28,453,280	USD 1,281,653	BNP Paribas	10/16/20	2,951
THB 67,268,183	USD 2,160,305	BNP Paribas	10/22/20	(37,533)
USD 90	KRW 107,306	BNP Paribas	10/22/20	(2)
USD 58,745	IDR 876,542,171	BNP Paribas	10/22/20	(110)
CNY 6,350,476	USD 905,209	BNP Paribas	10/22/20	28,511
CNY 2,077,552	USD 295,909	BNP Paribas	10/22/20	9,557
USD 58,741	IDR 876,542,171	BNP Paribas	10/22/20	(114)
USD 88,718	RON 362,976	BNP Paribas	10/22/20	1,531
USD 883,942	RUB 65,699,833	BNP Paribas	10/22/20	39,807
IDR 18,890,685,170	USD 1,278,785	BNP Paribas	10/22/20	(10,370)
USD 1,298,183	MXN 28,258,935	Citibank N.A.	10/16/20	22,353
USD 1,290,296	MXN 28,128,538	Citibank N.A.	10/16/20	20,354
USD 1,293,638	CLP 998,559,172	Citibank N.A.	10/16/20	21,538
USD 3,217,039	MXN 73,099,056	Citibank N.A.	10/16/20	(83,225)
BRL 7,016,880	USD 1,288,281	Citibank N.A.	10/16/20	(39,276)
USD 86,545	MXN 1,920,435	Citibank N.A.	10/16/20	(1,386)
COP 470,802,776	USD 124,275	Citibank N.A.	10/16/20	(1,343)
USD 1,278,318	RUB 97,943,063	Citibank N.A.	10/22/20	19,909
PLN 4,911,250	USD 1,256,407	Citibank N.A.	10/22/20	14,219
USD 126,742	CZK 2,932,054	Citibank N.A.	10/22/20	(1,565)
HUF 30,560,266	USD 98,341	Citibank N.A.	10/22/20	1,732
HUF 762,436,881	USD 2,564,588	Citibank N.A.	10/22/20	(106,026)
RUB 2,558,168	USD 34,880	Citibank N.A.	10/22/20	(2,012)
HUF 388,252,676	USD 1,289,897	Citibank N.A.	10/22/20	(37,934)
USD 1,269,925	HUF 396,200,853	Citibank N.A.	10/22/20	(7,668)
PLN 4,706,343	USD 1,271,853	Citibank N.A.	10/22/20	(54,240)
PLN 4,712,398	USD 1,271,853	Citibank N.A.	10/22/20	(52,673)
HUF 392,404,929	USD 1,256,407	Citibank N.A.	10/22/20	8,946
HUF 756,367,394	USD 2,586,310	Citibank N.A.	10/22/20	(147,319)
USD 1,290,296	RUB 97,886,500	Citibank N.A.	10/22/20	32,614
USD 1,275,158	PLN 4,723,566	Citibank N.A.	10/22/20	53,089
USD 1,293,155	HUF 382,309,508	Citibank N.A.	10/22/20	60,356
RUB 96,535,722	USD 1,286,306	Citibank N.A.	10/22/20	(45,979)
USD 467,814	CZK 10,278,502	Citibank N.A.	10/22/20	22,423
USD 200,972	TRY 1,491,197	Citibank N.A.	10/22/20	8,900
USD 1,300,000	ZAR 21,818,675	Citibank N.A.	10/22/20	587
USD 1,300,041	ZAR 21,294,779	Citibank N.A.	10/22/20	31,829
USD 1,246,256	TRY 9,374,697	Citibank N.A.	10/22/20	38,758
USD 1,290,296	RUB 97,880,306	Citibank N.A.	10/22/20	32,694
USD 1,281,653	PLN 4,774,687	Citibank N.A.	10/22/20	46,358
USD 1,279,823	HUF 374,717,328	Citibank N.A.	10/22/20	71,506
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,288,281	PLN 4,754,556	Citibank N.A.	10/22/20	58,194
USD 1,281,653	PLN 4,781,163	Citibank N.A.	10/22/20	44,683
USD 58,807	IDR 876,542,171	Citibank N.A.	10/22/20	(48)
USD 897,459	RUB 66,331,492	Citibank N.A.	10/22/20	45,208
PLN 4,818,279	USD 1,289,897	Citibank N.A.	10/22/20	(43,324)
USD 1,272,895	RUB 96,111,846	Citibank N.A.	10/22/20	38,015
PLN 176,588	USD 47,918	Citibank N.A.	10/22/20	(2,232)
MXN 27,703,541	USD 1,256,407	Credit Suisse International	10/16/20	(5,652)
USD 1,272,895	ZAR 21,629,139	Credit Suisse International	10/22/20	(15,230)
RUB 98,547,754	USD 1,329,468	Credit Suisse International	10/22/20	(63,290)
MXN 57,904,419	USD 2,561,733	Deutsche Bank AG	10/16/20	52,525
USD 1,293,638	MXN 27,898,385	Goldman Sachs International	10/16/20	34,086
USD 1,293,638	MXN 27,866,027	Goldman Sachs International	10/16/20	35,547
USD 900,497	BRL 4,777,767	Goldman Sachs International	10/16/20	50,054
USD 1,269,925	CLP 992,515,357	Goldman Sachs International	10/16/20	5,525
USD 1,293,638	COP 4,913,948,625	Goldman Sachs International	10/16/20	10,547
USD 102,881	MXN 2,263,812	Goldman Sachs International	10/16/20	674
CLP 990,975,076	USD 1,271,748	Goldman Sachs International	10/16/20	(9,310)
USD 124,848	PEN 442,929	Goldman Sachs International	10/16/20	1,935
CLP 112,121,692	USD 144,554	Goldman Sachs International	10/16/20	(1,718)
CLP 16,932,966	USD 21,492	Goldman Sachs International	10/16/20	21
BRL 389,332	USD 69,386	Goldman Sachs International	10/16/20	(546)
USD 3,700	BRL 20,109	Goldman Sachs International	10/16/20	120
USD 1,288,281	BRL 6,833,687	Goldman Sachs International	10/16/20	71,884
USD 1,278,000	COP 4,868,310,960	Goldman Sachs International	10/16/20	6,826
MYR 1,635,822	USD 396,903	Goldman Sachs International	10/22/20	(3,377)
USD 1,256,407	RUB 97,502,435	Goldman Sachs International	10/22/20	3,660
RUB 3,978,583	USD 52,004	Goldman Sachs International	10/22/20	(886)
RUB 94,209,262	USD 1,279,823	Goldman Sachs International	10/22/20	(69,388)
USD 212,050	ZAR 3,603,668	Goldman Sachs International	10/22/20	(2,566)
USD 1,278,318	RUB 97,706,616	Goldman Sachs International	10/22/20	22,947
USD 2,550,317	RUB 190,364,656	Goldman Sachs International	10/22/20	104,442
RUB 95,219,583	USD 1,271,853	Goldman Sachs International	10/22/20	(48,437)
USD 34,894	RUB 2,558,168	Goldman Sachs International	10/22/20	2,026
RUB 103,259,518	USD 1,369,288	Goldman Sachs International	10/22/20	(42,572)
ILS 12,325	USD 3,613	Goldman Sachs International	10/22/20	(15)
COP 4,815,921,108	USD 1,256,407	HSBC Bank USA N.A.	10/16/20	1,088
MXN 27,686,342	USD 1,256,407	HSBC Bank USA N.A.	10/16/20	(6,429)
USD 141,862	COP 531,986,381	HSBC Bank USA N.A.	10/16/20	2,954
USD 1,269,925	MXN 27,801,466	HSBC Bank USA N.A.	10/16/20	14,749
USD 1,298,183	CLP 1,004,182,198	HSBC Bank USA N.A.	10/16/20	18,920
CLP 161,228,778	USD 208,932	HSBC Bank USA N.A.	10/16/20	(3,537)
USD 1,290,296	CLP 997,175,587	HSBC Bank USA N.A.	10/16/20	19,959
USD 168,720	PLN 626,684	HSBC Bank USA N.A.	10/22/20	6,586
USD 2,498,122	ZAR 43,426,371	HSBC Bank USA N.A.	10/22/20	(88,139)
USD 1,290,296	IDR 19,154,444,120	HSBC Bank USA N.A.	10/22/20	4,171
USD 196,079	IDR 2,928,239,604	HSBC Bank USA N.A.	10/22/20	(919)
USD 11,658	PHP 565,561	HSBC Bank USA N.A.	10/22/20	(7)
PHP 155,742	USD 3,207	HSBC Bank USA N.A.	10/22/20	5
IDR 468,608,839	USD 32,042	HSBC Bank USA N.A.	10/22/20	(577)
PLN 4,717,714	USD 1,272,895	HSBC Bank USA N.A.	10/22/20	(52,340)
IDR 392,828,855	USD 26,402	HSBC Bank USA N.A.	10/22/20	(25)
THB 11,133,683	USD 356,570	HSBC Bank USA N.A.	10/22/20	(5,226)
IDR 20,559,987,653	USD 1,392,670	HSBC Bank USA N.A.	10/22/20	(12,170)
ZAR 51,149,312	USD 2,941,929	HSBC Bank USA N.A.	10/22/20	104,272
USD 1,278,000	BRL 6,947,988	JPMorgan Chase Bank N.A.	10/16/20	41,258
PEN 449,783	USD 126,454	JPMorgan Chase Bank N.A.	10/16/20	(1,639)
COP 4,859,179,201	USD 1,256,407	JPMorgan Chase Bank N.A.	10/16/20	12,383
MXN 27,594,781	USD 1,289,897	JPMorgan Chase Bank N.A.	10/16/20	(44,052)
BRL 6,991,679	USD 1,256,407	JPMorgan Chase Bank N.A.	10/16/20	(11,888)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL 7,012,296	USD 1,256,407	JPMorgan Chase Bank N.A.	10/16/20	(8,218)
PEN 226,878	USD 63,100	JPMorgan Chase Bank N.A.	10/16/20	(142)
BRL 852,916	USD 155,492	JPMorgan Chase Bank N.A.	10/16/20	(3,673)
USD 13,429	PEN 48,356	JPMorgan Chase Bank N.A.	10/16/20	24
USD 1,293,638	BRL 7,102,396	JPMorgan Chase Bank N.A.	10/16/20	29,411
MXN 57,912	USD 2,613	JPMorgan Chase Bank N.A.	10/16/20	2
USD 1,419,347	IDR 21,117,044,666	JPMorgan Chase Bank N.A.	10/22/20	1,443
USD 198,982	CZK 4,385,126	JPMorgan Chase Bank N.A.	10/22/20	8,965
USD 750,263	RON 3,087,886	JPMorgan Chase Bank N.A.	10/22/20	8,548
RUB 94,396,801	USD 1,279,823	JPMorgan Chase Bank N.A.	10/22/20	(66,978)
RUB 96,944,779	USD 1,256,407	JPMorgan Chase Bank N.A.	10/22/20	(10,825)
USD 176,951	RON 736,526	JPMorgan Chase Bank N.A.	10/22/20	(386)
RUB 2,828,865	USD 35,873	JPMorgan Chase Bank N.A.	10/22/20	474
TRY 242,360	USD 31,685	JPMorgan Chase Bank N.A.	10/22/20	(468)
RUB 97,142,914	USD 1,256,407	JPMorgan Chase Bank N.A.	10/22/20	(8,279)
COP 360,433,864	USD 93,201	Morgan Stanley Capital Services LLC	10/16/20	471
PLN 138,830	USD 37,463	Morgan Stanley Capital Services LLC	10/22/20	(1,546)
USD 1,168,365	ZAR 19,613,441	Morgan Stanley Capital Services LLC	10/22/20	285
USD 1,272,895	PLN 4,766,238	Morgan Stanley Capital Services LLC	10/22/20	39,786
USD 1,272,895	ZAR 21,616,976	Morgan Stanley Capital Services LLC	10/22/20	(14,506)
USD 1,272,895	RUB 95,756,709	Morgan Stanley Capital Services LLC	10/22/20	42,578
USD 1,275,158	PLN 4,724,698	Morgan Stanley Capital Services LLC	10/22/20	52,796
USD 1,279,823	HUF 377,337,638	Morgan Stanley Capital Services LLC	10/22/20	63,056
USD 1,290,296	HUF 391,241,102	Morgan Stanley Capital Services LLC	10/22/20	28,696
USD 1,300,000	IDR 19,312,280,000	Morgan Stanley Capital Services LLC	10/22/20	3,277
USD 1,406,571	CNY 9,816,041	Morgan Stanley Capital Services LLC	10/22/20	(36,697)
USD 1,290,296	PLN 4,868,358	Morgan Stanley Capital Services LLC	10/22/20	30,767
USD 1,290,296	HUF 393,602,859	Morgan Stanley Capital Services LLC	10/22/20	21,080
USD 1,290,296	PLN 4,841,929	Morgan Stanley Capital Services LLC	10/22/20	37,604
USD 1,293,155	HUF 380,862,338	Morgan Stanley Capital Services LLC	10/22/20	65,022
USD 108,507	ZAR 1,875,067	Morgan Stanley Capital Services LLC	10/22/20	(3,163)
PLN 4,713,596	USD 1,288,281	Morgan Stanley Capital Services LLC	10/22/20	(68,791)
THB 1,720,460	USD 55,316	Morgan Stanley Capital Services LLC	10/22/20	(1,024)
PLN 9,498,002	USD 2,576,635	Morgan Stanley Capital Services LLC	10/22/20	(119,336)
USD 50,509	PLN 195,443	Morgan Stanley Capital Services LLC	10/22/20	(736)
PLN 8,963,393	USD 2,378,588	Morgan Stanley Capital Services LLC	10/22/20	(59,602)
ZAR 22,091,050	USD 1,278,785	Morgan Stanley Capital Services LLC	10/22/20	36,849
ZAR 3,174,401	USD 180,751	Morgan Stanley Capital Services LLC	10/22/20	8,301
USD 1,269,925	ZAR 21,629,407	Morgan Stanley Capital Services LLC	10/22/20	(18,216)
USD 1,269,925	PLN 4,889,717	Morgan Stanley Capital Services LLC	10/22/20	4,870
MYR 4,254,457	USD 1,002,393	Morgan Stanley Capital Services LLC	10/22/20	21,092
ZAR 22,122,005	USD 1,278,785	Morgan Stanley Capital Services LLC	10/22/20	38,693
ZAR 21,509,818	USD 1,271,748	Morgan Stanley Capital Services LLC	10/22/20	9,271
ZAR 21,488,467	USD 1,271,748	Morgan Stanley Capital Services LLC	10/22/20	7,999
ZAR 1,848,664	USD 114,050	Morgan Stanley Capital Services LLC	10/22/20	(3,953)
ZAR 20,981,373	USD 1,300,041	Morgan Stanley Capital Services LLC	10/22/20	(50,494)
HUF 48,214,335	USD 154,414	Morgan Stanley Capital Services LLC	10/22/20	1,058
ZAR 21,433,404	USD 1,256,407	Morgan Stanley Capital Services LLC	10/22/20	20,061
ZAR 82,649	USD 4,839	Morgan Stanley Capital Services LLC	10/22/20	83
HUF 431,927,336	USD 1,462,093	Morgan Stanley Capital Services LLC	10/22/20	(69,295)
CZK 7,331,374	USD 329,214	Morgan Stanley Capital Services LLC	10/22/20	(11,529)
CZK 14,600,607	USD 650,080	Morgan Stanley Capital Services LLC	10/22/20	(17,403)
RUB 18,426,096	USD 236,635	Morgan Stanley Capital Services LLC	10/22/20	932
USD 147,413	ZAR 2,488,367	Morgan Stanley Capital Services LLC	10/22/20	(2,191)
USD 700,109	HUF 204,612,696	Morgan Stanley Capital Services LLC	10/22/20	40,313
PLN 4,833,296	USD 1,289,897	Morgan Stanley Capital Services LLC	10/22/20	(39,439)
USD 1,293,638	CLP 999,154,246	Standard Chartered Bank	10/16/20	20,780
USD 1,269,925	CLP 992,230,500	Standard Chartered Bank	10/16/20	5,888
USD 166,590	PEN 588,812	Standard Chartered Bank	10/16/20	3,194
CLP 1,953,350,553	USD 2,454,482	Standard Chartered Bank	10/16/20	33,959
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 984,771,865	USD 1,289,897	Standard Chartered Bank	10/16/20	(35,362)
CLP 984,617,077	USD 1,289,897	Standard Chartered Bank	10/16/20	(35,559)
USD 2,001,186	CLP 1,564,587,409	Standard Chartered Bank	10/16/20	8,004
COP 3,456,330,437	USD 918,448	Standard Chartered Bank	10/16/20	(15,958)
USD 595,714	PEN 2,124,314	Standard Chartered Bank	10/16/20	6,216
TRY 254,020	USD 32,729	Standard Chartered Bank	10/22/20	(10)
TRY 9,508,055	USD 1,271,853	Standard Chartered Bank	10/22/20	(47,177)
IDR 19,200,343,705	USD 1,296,007	Standard Chartered Bank	10/22/20	(6,800)
RON 111,940	USD 27,334	Standard Chartered Bank	10/22/20	(446)
USD 1,298,183	TRY 9,760,700	Standard Chartered Bank	10/22/20	40,966
USD 63,827	TRY 497,987	Standard Chartered Bank	10/22/20	(42)
CZK 564,000	USD 25,021	Standard Chartered Bank	10/22/20	(581)
USD 98	RUB 7,220	Standard Chartered Bank	10/22/20	5
				$85,012

At September 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2	12/31/20	$441,922	$74
U.S. Treasury 5-Year Note	8	12/31/20	1,008,250	329
U.S. Treasury Ultra Long Bond	1	12/21/20	221,812	(3,463)
			$1,671,984	$(3,060)
Short Contracts:
U.S. Treasury 10-Year Note	(6)	12/21/20	(837,188)	(368)
U.S. Treasury Long Bond	(1)	12/21/20	(176,281)	904
			$(1,013,469)	$536
At September 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN2,200,000	$74,758	$74,758
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN33,000,000	(63,144)	(63,144)
							$11,614	$11,614
At September 30, 2020, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR7,500,000	$62,959	$—	$62,959
								$62,959	$—	$62,959
Currency Abbreviations
BRL –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

CNY  –  Chinese Yuan
CZK  –  Czech Koruna
HUF  –  Hungarian Forint
IDR  – Indonesian Rupiah
ILS  – Israeli New Shekel
KRW  – South Korean Won
MXN  – Mexican Peso
MYR  – Malaysian Ringgit
PEN  – Peruvian Nuevo Sol
PHP  – Philippine Peso
PLN  – Polish Zloty
RON  – Romanian New Leu
RUB  – Russian Ruble
THB  – Thai Baht
TRY  – Turkish Lira
USD  – United States Dollar
ZAR  – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,332,209
Interest rate contracts	Net Assets — Unrealized appreciation*	1,307
Interest rate contracts	Net Assets — Unrealized appreciation**	74,758
Interest rate contracts	Unrealized appreciation on OTC swap agreements	62,959
Total Asset Derivatives		$2,471,233
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,247,197
Interest rate contracts	Net Assets — Unrealized depreciation*	3,831
Interest rate contracts	Net Assets — Unrealized depreciation**	63,144
Total Liability Derivatives		$2,314,172

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$61,003	$—	$—	$61,003
Interest rate contracts	—	5,238	(1,684)	3,554
Total	$61,003	$5,238	$(1,684)	$64,557
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$335,654	$—	$—	$335,654
Interest rate contracts	—	(7,874)	17,164	9,290
Total	$335,654	$(7,874)	$17,164	$344,944

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2020 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2020:
	Banco Bilbao Vizcaya Argentaria, S.A.	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Forward foreign currency contracts	$4,872	$112,112	$64,664	$84,313	$694,265	$—	$52,525	$350,294	$172,704	$102,508	$574,940	$119,012	$2,332,209
OTC Interest rate swaps	—	—	62,959	—	—	—	—	—	—	—	—	—	62,959
Total Assets	$4,872	$112,112	$127,623	$84,313	$694,265	$—	$52,525	$350,294	$172,704	$102,508	$574,940	$119,012	$2,395,168
Liabilities:
Forward foreign currency contracts	$10,729	$125,434	$184,227	$51,797	$626,250	$84,172	$—	$178,815	$169,369	$156,548	$517,921	$141,935	$2,247,197
Total Liabilities	$10,729	$125,434	$184,227	$51,797	$626,250	$84,172	$—	$178,815	$169,369	$156,548	$517,921	$141,935	$2,247,197
Net OTC derivative instruments by counterparty, at fair value	$(5,857)	$(13,322)	$(56,604)	$32,516	$68,015	$(84,172)	$52,525	$171,479	$3,335	$(54,040)	$57,019	$(22,923)	$147,971
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$(5,857)	$(13,322)	$(56,604)	$32,516	$68,015	$(84,172)	$52,525	$171,479	$3,335	$(54,040)	$57,019	$(22,923)	$147,971

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2020, the Fund had received $270,000 in cash collateral from Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $88,659,891.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,263,448
Gross Unrealized Depreciation	(9,987,483)
Net Unrealized Depreciation	$(5,724,035)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

Collateralized Mortgage Obligations	41.3%
Commercial Mortgage-Backed Securities	28.3%
Asset-Backed Securities	26.0%
Assets in Excess of Other Liabilities*	4.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 41.3%
748,919 (1)(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.870%, 09/25/2044	$760,604	0.1
1,401,664 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.795%, 01/25/2045	1,331,381	0.1
1,357,883 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.616%, 04/25/2045	1,398,687	0.1
1,196,508 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.575%, 06/25/2045	1,207,767	0.1
884,600 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.755%, 12/25/2045	908,922	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.755%, 12/25/2045	586,448	0.0
1,764,208 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.782%, 03/25/2046	1,823,551	0.2
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.782%, 03/25/2046	968,010	0.1
594,159	Alternative Loan Trust 2004-32CB 2A2, 0.548%, (US0001M + 0.400)%, 02/25/2035	528,607	0.1
906,008	Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020)%, 10/25/2034	872,904	0.1
2,723,755	Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500)%, 05/25/2035	2,157,399	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
440,362	Alternative Loan Trust 2005-31 1A1, 0.708%, (US0001M + 0.560)%, 08/25/2035	$406,569	0.0
336,007	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	308,308	0.0
572,007	Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400)%, 04/25/2035	466,415	0.0
370,001	Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400)%, 08/25/2036	197,606	0.0
783,248	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	538,999	0.1
510,216	Alternative Loan Trust 2007-18CB 1A7, 0.618%, (US0001M + 0.470)%, 08/25/2037	217,457	0.0
1,423,152	Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170)%, 05/25/2047	1,308,459	0.1
2,159,949 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,203,782	0.2
574,917 (1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	583,243	0.0
1,000,000 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,050,009	0.1
492,967 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	510,251	0.0
299,307 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	310,616	0.0
1,017,223 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,037,047	0.1
923,426 (1)(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	937,444	0.1
965,182 (1)(2)	CIM Trust 2019-J1 B3, 4.023%, 08/25/2049	971,715	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	512,909	0.0
3,023,000 (1)(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	3,119,437	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
996,561 (1)(2)	CIM Trust 2020-J1 B3, 3.465%, 07/25/2050	$964,834	0.1
341,497 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.851%, 03/25/2036	302,556	0.0
367,919 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	354,391	0.0
1,072,414 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.468%, 08/25/2036	955,230	0.1
1,002,075	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,027,716	0.1
221,682	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	223,750	0.0
1,000,000 (1)(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,231	0.1
1,894,335 (1)(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,910,758	0.2
3,300,000 (1)(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	3,325,318	0.3
2,900,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000)%, 01/25/2040	2,841,062	0.2
1,273,786 (3)(2)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,289,574	0.1
608,035 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.397%, 05/25/2043	611,310	0.1
706,935 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.640%, 10/25/2043	713,672	0.1
726,397 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.665%, 11/25/2043	732,344	0.1
688,600 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.695%, 04/25/2044	699,300	0.1
750,773 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.119%, 07/25/2044	768,984	0.1
500,000 (1)(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	502,849	0.0
1,700,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,728,507	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	$3,059,293	0.3
1,200,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,216,079	0.1
2,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,014,670	0.2
3,500,000 (1)(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,414,171	0.3
1,000,000 (2)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,006,068	0.1
495,188 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.264%, 06/27/2037	487,846	0.0
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	3,654,632	0.3
1,127,573	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250)%, 04/25/2029	1,157,733	0.1
1,458,571	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000)%, 07/25/2025	1,497,959	0.1
588,731	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550)%, 04/25/2028	606,435	0.1
465,003	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250)%, 01/25/2029	483,586	0.0
1,498,079	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450)%, 01/25/2029	1,550,971	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,138,256	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350)%, 05/25/2029	$2,218,087	0.2
2,475,996	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550)%, 07/25/2029	2,556,579	0.2
2,409,273	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650)%, 09/25/2029	2,444,749	0.2
2,507,542	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000)%, 10/25/2029	2,505,447	0.2
1,827,926	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850)%, 11/25/2029	1,822,454	0.2
4,271,292	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200)%, 01/25/2030	4,229,641	0.4
2,626,669	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400)%, 05/28/2030	2,587,812	0.2
1,724,385	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500)%, 05/25/2030	1,714,411	0.2
1,564,021	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800)%, 02/25/2030	1,566,968	0.1
3,649,798	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200)%, 08/25/2030	3,546,724	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,311,571	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150)%, 10/25/2030	$2,276,541	0.2
3,062,989	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550)%, 12/25/2030	3,021,987	0.3
3,807,864	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350)%, 01/25/2031	3,751,394	0.3
966,333	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000)%, 03/25/2031	952,844	0.1
2,780,841	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100)%, 03/25/2031	2,743,460	0.2
2,205,562	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250)%, 07/25/2030	2,185,509	0.2
3,204,644 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100)%, 06/25/2039	3,197,174	0.3
934,577 (2)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150)%, 09/25/2031	934,443	0.1
4,831,990 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400)%, 04/25/2031	4,825,174	0.4
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100)%, 07/25/2039	881,563	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,200,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050)%, 01/25/2040	$2,168,105	0.2
4,100,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	3,927,187	0.3
465,233	Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900)%, 10/25/2028	493,165	0.1
2,563,773 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	2,496,363	0.2
908,868 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	919,082	0.1
950,743 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	988,579	0.1
1,466,966 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	1,491,133	0.1
2,072,526 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.530%, 09/25/2048	2,166,899	0.2
960,837 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	975,535	0.1
963,532 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.995%, 10/25/2048	990,788	0.1
1,204,925 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,249,209	0.1
983,997 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	1,007,651	0.1
4,951,343 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	4,819,494	0.4
2,467,774 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.332%, 03/25/2050	2,379,011	0.2
977,362 (1)(2)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	994,723	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850)%, 02/25/2050	$2,936,500	0.3
3,700,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000)%, 06/25/2050	3,729,495	0.3
9,400,000 (2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900)%, 01/25/2050	9,238,082	0.8
2,800,000 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100)%, 03/25/2050	2,775,921	0.2
1,500,000 (2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600)%, 07/25/2050	1,515,011	0.1
1,700,000 (2)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150)%, 12/25/2030	1,661,612	0.2
2,200,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100)%, 09/25/2048	2,155,419	0.2
3,600,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300)%, 10/25/2048	3,540,683	0.3
3,676,432	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700)%, 04/25/2028	3,839,411	0.3
1,366,034	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550)%, 07/25/2028	1,453,917	0.1
2,417,306	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.148%, (US0001M + 5.000)%, 12/25/2028	$2,503,979	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
837,886	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.498%, (US0001M + 6.350)%, 09/25/2028	$875,226	0.1
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850)%, 03/25/2029	260,637	0.0
2,426,908	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250)%, 07/25/2029	2,495,979	0.2
4,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500)%, 03/25/2030	4,662,220	0.4
3,135,615	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650)%, 12/25/2029	3,110,695	0.3
1,985,913	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350)%, 04/25/2030	2,006,179	0.2
959,195	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800)%, 07/25/2030	945,855	0.1
795,422	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300)%, 09/25/2030	786,080	0.1
2,666,151 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050)%, 04/25/2049	2,633,986	0.2
2,700,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.898%, (US0001M + 3.750)%, 08/25/2050	2,750,020	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,400,000 (2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.302%, (US0001M + 3.150)%, 09/25/2050	$1,403,748	0.1
416,095 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	434,708	0.0
1,569,460 (1)(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,612,169	0.1
981,556 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	984,434	0.1
2,000,000 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,122,162	0.2
966,267 (2)	GCAT 2020-NQM2 A2 Trust, 2.272%, 04/25/2065	981,010	0.1
762,698 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	778,121	0.1
1,296,586 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,353,238	0.1
1,000,000 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,050,457	0.1
2,170,328 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.667%, 05/01/2050	2,119,571	0.2
255,551 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	263,643	0.0
967,787 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.315%, 08/25/2049	1,033,739	0.1
750,892 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	775,409	0.1
976,460 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.486%, 11/25/2049	1,067,210	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,210,237 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$1,246,156	0.1
981,311 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	1,082,698	0.1
3,645,570 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.096%, 03/25/2050	3,881,303	0.3
3,057,764 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.096%, 03/25/2050	3,142,976	0.3
1,000,000 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	1,023,594	0.1
966,315 (1)(2)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	970,837	0.1
831,822	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.306%, (US0001M + 0.150)%, 01/25/2047	749,955	0.0
1,080,741	HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190)%, 09/19/2037	1,008,676	0.1
1,665,298 (1)(2)	Homeward Opportunities Fund I Trust 2018-1 A1, 3.766%, 06/25/2048	1,675,144	0.1
3,000,000 (1)(2)	Homeward Opportunities Fund I Trust 2020-2 A2, 2.635%, 05/25/2065	3,089,634	0.3
3,464,204	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.358%, (US0001M + 0.210)%, 02/25/2046	2,797,975	0.2
2,540,330 (1)(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.507%, 05/25/2050	2,676,539	0.2
3,072,580 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.933%, 10/25/2049	3,240,696	0.3
508,000 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	521,667	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,491,108 (1)(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	$2,575,151	0.2
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,037,334	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	1,023,633	0.1
2,616,786 (1)(2)	JP Morgan Trust 2015-1 B3, 2.140%, 12/25/2044	2,666,849	0.2
980,821 (1)(2)	JP Morgan Trust 2015-1 B4, 2.140%, 12/25/2044	982,193	0.1
2,371,232 (1)(2)	JP Morgan Trust 2015-5 B3, 2.633%, 05/25/2045	2,382,562	0.2
428,637 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	440,335	0.0
294,687 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	304,321	0.0
971,822 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.625%, 08/25/2049	1,076,468	0.1
971,822 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.625%, 08/25/2049	1,009,870	0.1
1,260,763 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,298,113	0.1
1,265,158 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.897%, 06/25/2049	1,337,314	0.1
605,447	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	471,693	0.0
171,659 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.672%, 05/25/2037	157,574	0.0
1,198,629	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	791,974	0.1
2,931,058 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.723%, 01/25/2044	2,931,499	0.3
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.946%, 10/25/2029	731,382	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	$971,175	0.1
3,676,036 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	3,657,067	0.3
1,064,466 (1)(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,096,801	0.1
921,353 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	960,809	0.1
1,412,485 (1)(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.932%, 11/25/2048	1,483,499	0.1
1,412,485 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.932%, 11/25/2048	1,460,978	0.1
2,185,053 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	2,127,772	0.2
966,410 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.128%, 10/26/2048	935,879	0.1
1,415,510 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	1,434,295	0.1
1,532,981 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.751%, 09/25/2048	1,551,241	0.1
2,172,118 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.751%, 09/25/2048	2,189,051	0.2
1,045,277 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.752%, 10/25/2048	1,080,900	0.1
2,185,579 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	2,251,060	0.2
3,450,012 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	3,625,515	0.3
1,541,986 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	1,607,604	0.1
1,800,545 (1)(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	1,920,913	0.2
1,921,175 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.184%, 01/25/2049	1,991,724	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
960,587 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.184%, 01/25/2049	$991,397	0.1
960,873 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.442%, 02/25/2049	1,037,550	0.1
960,873 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	1,007,788	0.1
1,452,136 (1)(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.776%, 04/25/2049	1,589,666	0.1
821,062 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	848,767	0.1
129,685 (1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	133,555	0.0
3,284,695 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.492%, 11/25/2049	3,636,849	0.3
2,016,318 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.492%, 11/25/2049	2,197,208	0.2
979,765 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	1,055,999	0.1
1,959,531 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	2,108,237	0.2
2,021,382 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	2,074,336	0.2
3,026,022 (1)(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.182%, 02/25/2050	2,933,818	0.3
2,932,071 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.432%, 12/31/2049	2,837,219	0.2
2,509,534 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,618,663	0.2
1,473,319 (1)(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.190%, 03/25/2050	1,532,276	0.1
2,924,048 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.440%, 03/25/2050	2,980,053	0.3
1,702,793 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.094%, 10/25/2049	1,786,447	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,956,343 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	$2,010,968	0.2
847,748 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	878,444	0.1
3,457,294 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.513%, 05/25/2050	3,473,157	0.3
1,958,855 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.797%, 12/25/2049	2,105,908	0.2
1,958,855 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	2,040,629	0.2
340,277 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	349,916	0.0
985,054 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.552%, 12/31/2049	1,044,979	0.1
2,462,636 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.552%, 12/31/2049	2,525,702	0.2
1,712,533 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,761,811	0.2
1,484,718 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	1,586,810	0.1
1,542,312 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.745%, 11/25/2050	1,678,825	0.1
2,364,739 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	2,418,317	0.2
2,491,556 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.737%, 12/25/2050	2,740,198	0.2
1,671,485 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,738,135	0.1
3,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	3,085,969	0.3
2,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	2,046,562	0.2
2,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	2,188,953	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
834,736 (1)(2)	JP Morgan Trust 2015-3 B3, 3.670%, 05/25/2045	$851,567	0.1
1,252,105 (1)(2)	JP Morgan Trust 2015-3 B4, 3.670%, 05/25/2045	1,220,020	0.1
281,218	Lehman XS Trust Series 2005-5N 3A1B, 2.019%, (12MTA + 1.000)%, 11/25/2035	279,857	0.0
959,976 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.461%, 10/25/2048	1,034,451	0.1
2,046,669 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.461%, 10/25/2048	2,170,390	0.2
54,797	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.528%, (US0001M + 0.380)%, 08/25/2035	54,947	0.0
195,224	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	164,314	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800)%, 09/25/2035	879,972	0.1
800,000 (1)(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	831,523	0.1
1,860,597 (1)(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,885,311	0.1
2,130,186 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,277,452	0.2
516,524 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	537,123	0.0
967,015 (1)(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,012,340	0.1
675,307 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	691,533	0.1
754,739 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	779,129	0.1
1,461,145 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,509,511	0.1
1,000,000 (1)(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	1,023,929	0.1
1,357,249 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,404,782	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,455,000 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	$1,529,096	0.1
769,803 (1)(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	791,158	0.1
611,639 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	626,693	0.1
1,373,009 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.925%, 09/25/2049	1,395,768	0.1
980,721 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.925%, 09/25/2049	939,905	0.1
3,118,778 (1)(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,172,707	0.3
1,982,917 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.533%, 02/25/2050	2,069,253	0.2
444,924 (1)	Sequoia Mortgage Trust 2013-3 B3, 3.514%, 03/25/2043	446,890	0.0
764,686 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	774,177	0.1
407,524 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.702%, 07/25/2045	410,667	0.0
938,775 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.506%, 08/25/2047	987,424	0.1
59,276 (1)(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	59,639	0.0
26,678 (1)(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	26,861	0.0
2,100,000 (1)(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,156,265	0.2
691,070 (1)(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	716,710	0.1
1,450,192 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.237%, 06/25/2049	1,425,327	0.1
786,838 (1)(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	807,148	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,773,259 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	$1,845,424	0.2
490,689 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.770%, 12/25/2049	523,190	0.0
490,689 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.770%, 12/25/2049	491,177	0.0
469,171 (1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	482,412	0.0
683,340 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.034%, 03/25/2049	732,852	0.1
1,318,783 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,361,723	0.1
1,709,520 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,840,358	0.2
2,400,000 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,498,932	0.2
3,001,072 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	3,164,076	0.3
1,767,243 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.534%, 09/25/2049	1,862,915	0.2
1,061,666 (1)(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	1,086,635	0.1
3,285,952 (1)(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,367,095	0.3
2,472,224 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.663%, 03/25/2050	2,431,235	0.2
1,986,031 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.422%, 04/25/2050	1,825,860	0.1
2,120,742 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.613%, 02/25/2047	2,223,681	0.2
2,772,366 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.825%, 08/25/2047	2,734,104	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
991,666 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.663%, 03/25/2050	$1,041,744	0.1
1,094,790 (1)(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	1,123,355	0.1
1,401,923 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.708%, 10/25/2047	1,399,808	0.1
1,662,669 (1)(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,687,020	0.1
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,978,891	0.3
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2060	2,047,207	0.2
2,000,000 (1)(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,085,537	0.2
1,500,000 (1)(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,514,588	0.1
448,617 (1)(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	452,622	0.1
886,937 (1)(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	898,515	0.1
3,363,732 (2)(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,423,681	0.3
1,464,489 (1)(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,499,904	0.1
574,621 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	574,561	0.1
663,705 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.869%, 07/25/2034	666,348	0.1
1,140,226 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.017%, 09/25/2035	1,209,143	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
459,135	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490)%, 10/25/2045	$442,740	0.0
338,715 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.715%, 12/25/2035	331,964	0.0
325,099 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.231%, 11/25/2036	318,843	0.0
988,174 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.372%, 12/25/2036	968,686	0.1
534,059 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	503,738	0.0
342,924 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.627%, 02/25/2037	330,744	0.0
595,281 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.660%, 02/25/2037	544,641	0.1
392,544 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	388,936	0.0
480,126	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	467,594	0.0
297,780	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	291,832	0.0
622,005	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	629,617	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
699,039	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230)%, 01/25/2047	$654,553	0.1
216,435	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	214,963	0.0
116,167 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	110,408	0.0
738,083 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.930%, 12/28/2037	688,779	0.1
475,688 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	475,176	0.0
1,366,929 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	1,392,391	0.1
3,270,536 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.794%, 10/25/ 2049	3,258,007	0.3
1,602,814 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.441%, 12/25/ 2049	1,589,401	0.1
2,097,436 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.441%, 12/25/ 2049	2,083,573	0.2
1,097,783 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.288%, 07/25/ 2050	1,147,484	0.1
2,690,975 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	2,748,288	0.2
2,983,000 (1)(2)(4)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	3,054,771	0.3
10,038,652	Other Securities	6,626,765	0.6
	Total Collateralized Mortgage Obligations (Cost $478,216,660)	477,223,621	41.3

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 28.3%
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 2.802%, (US0001M + 2.650)%, 09/14/2036	$3,159,420	0.3
5,000,000 (2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 3.202%, (US0001M + 3.050)%, 12/15/2036	4,148,124	0.4
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.402%, (US0001M + 2.250)%, 09/15/2032	2,199,440	0.2
1,350,000 (1)(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.269%, 02/27/2048	1,329,386	0.1
3,500,000 (2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,770,991	0.2
1,550,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,468,910	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,337,883	0.3
7,060,000 (1)(2)(5)	BANK 2017-BNK4 XE, 1.627%, 05/15/2050	566,693	0.1
2,644,000 (2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,429,317	0.2
11,106,414 (1)(5)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	788,416	0.1
1,650,000 (2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,330,865	0.1
21,150,000 (1)(2)(5)	BANK 2017-BNK8 XE, 1.407%, 11/15/2050	1,524,809	0.1
9,363,500 (1)(2)(5)	BANK 2018-BNK12 XD, 1.550%, 05/15/2061	905,454	0.1
1,700,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,349,952	0.1
52,790,332 (1)(5)	BANK 2020-BNK27 XA, 1.162%, 04/15/2063	4,840,002	0.4
48,714,300 (1)(5)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.745%, 08/15/2052	5,374,098	0.5
103,000,000 (1)(2)(5)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,064,227	0.1
39,516,367 (1)(5)	BBCMS Mortgage Trust 2020-C7 XA, 1.633%, 04/15/2053	4,455,304	0.4
18,964,000 (1)(2)(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,940,952	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
50,801,004 (1)(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.600%, 05/15/2053	$1,403,972	0.1
20,310,731 (1)(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.392%, 03/15/2062	1,667,948	0.2
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,177,356	0.1
3,220,000 (1)(2)(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	463,030	0.0
8,000,000 (1)(2)(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	928,959	0.1
14,907,500 (1)(2)(5)	Benchmark 2019-B14 XD Mortgage Trust, 1.402%, 12/15/2062	1,502,527	0.1
870,000 (2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	688,008	0.1
4,110,000 (2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	2,900,727	0.2
12,541,455 (1)(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	1,205,862	0.1
31,990,040 (1)(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	3,914,045	0.3
79,690,966 (1)(5)	BMARK 2018-B4 XA, 0.687%, 07/15/2051	2,340,707	0.2
208,846 (2)	BX Commercial Mortgage Trust 2019-XL F, 2.152%, (US0001M + 2.000)%, 10/15/2036	206,945	0.0
1,998,171 (2)	BX Commercial Mortgage Trust 2020-BXLP F, 2.152%, (US0001M + 2.000)%, 12/15/2036	1,973,015	0.2
8,971,788 (2)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500)%, 12/15/2029	8,885,189	0.8
5,000,000 (1)(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/09/2044	4,630,074	0.4
7,500,000 (2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.950%, (US0001M + 2.750)%, 10/15/2037	7,499,998	0.6
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
570,000 (2)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900)%, 08/15/2036	$538,219	0.0
1,300,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,210,892	0.1
3,000,000 (2)	BXMT 2017-FL1 C Ltd., 2.101%, (US0001M + 1.950)%, 06/15/2035	2,981,325	0.3
5,000,000 (2)	BXMT 2020-FL2 D Ltd., 2.101%, (US0001M + 1.950)%, 02/16/2037	4,784,742	0.4
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,970,418	0.2
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,017,956	0.1
26,220,140 (1)(5)	CD 2019-CD8 XA Mortgage Trust, 1.553%, 08/15/2057	2,701,317	0.2
736,938 (1)(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	691,716	0.1
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,032,431	0.2
45,735,707 (1)(2)(5)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.597%, 03/10/2047	2,051,425	0.2
740,000 (2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	445,456	0.0
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.879%, 07/10/2049	2,621,102	0.2
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.879%, 07/10/2049	1,056,995	0.1
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	896,655	0.1
20,655,000 (1)(2)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.410%, 09/15/2050	1,413,128	0.1
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	2,091,099	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,920,000 (1)(2)	COMM 2013-CR8 D Mortgage Trust, 4.083%, 06/10/2046	$2,904,539	0.2
21,358,786 (1)(5)	COMM 2012-CR3 XA, 2.008%, 10/15/2045	571,048	0.0
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	1,007,193	0.1
3,015,000 (1)(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	2,128,663	0.2
1,870,000 (1)(2)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	1,541,938	0.1
2,300,000 (1)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,935,484	0.2
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	1,485,285	0.1
16,406,000 (1)(2)(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.897%, 11/15/2050	802,057	0.1
1,600,000 (2)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750)%, 08/15/2035	1,455,400	0.1
2,630,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	2,070,564	0.2
1,000,000 (1)(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.790%, 11/10/2046	968,792	0.1
1,075,522 (1)(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	826,089	0.1
268,158 (1)(2)(5)	DBUBS 2011-LC1A XA, 0.788%, 11/10/2046	18	0.0
7,874,000 (1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.382%, 08/10/2049	4,577,664	0.4
1,590,000 (2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.851%, (US0001M + 2.700)%, 04/15/2036	1,477,718	0.1
1,300,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,191,196	0.1
160,388,405 (2)(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	340,039	0.0
3,000,000 (2)	GB Trust 2020-FLIX D, 2.502%, (US0001M + 2.350)%, 08/25/2037	3,019,921	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
66,261,786 (1)(2)(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.660%, 03/10/2044	$118,609	0.0
344,919 (1)(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	341,644	0.0
3,720,000 (1)(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,449,470	0.3
1,360,000 (1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	1,328,548	0.1
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,794,187	0.3
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	240,116	0.0
6,342,833 (1)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	425,533	0.1
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,868,874	0.2
1,344,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,269,956	0.1
1,020,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	924,168	0.1
14,545,512 (1)(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.230%, 07/10/2052	1,051,920	0.1
1,639,186 (2)	HPLY Trust 2019-HIT E, 2.502%, (US0001M + 2.350)%, 11/15/2036	1,516,692	0.1
940,000 (1)(2)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	835,920	0.1
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,703,376	0.5
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.312%, (US0001M + 2.160)%, 07/15/2036	1,820,440	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,266,044 (1)(2)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.136%, 02/15/2046	$31,081	0.0
1,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,295,018	0.1
1,500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.605%, 08/15/2046	1,410,757	0.1
865,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	883,674	0.1
3,000,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.248%, 12/15/2047	2,781,777	0.2
740,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.214%, 01/15/2046	727,642	0.1
5,000,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,470,378	0.3
2,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.194%, 12/15/2046	2,325,256	0.2
15,808,946 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.091%, 07/15/2047	288,722	0.0
1,330,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,206,282	0.1
1,360,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,070,408	0.1
30,251,674 (1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.812%, 11/15/2045	1,398,925	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	$3,146,484	0.3
3,580,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,661,198	0.2
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	511,897	0.0
46,979,000 (1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	851,278	0.1
34,428,000 (1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.522%, 01/15/2048	546,710	0.1
4,460,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.351%, 04/20/2048	3,506,003	0.3
2,000,000 (2)	Merit 2020-Hill F, 4.252%, (US0001M + 4.100)%, 08/15/2037	2,017,154	0.2
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,420,679	0.1
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	1,525,245	0.1
3,590,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.070%, 04/15/2047	3,097,488	0.3
1,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.637%, 08/15/2047	1,004,052	0.1
2,130,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,467,118	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,630,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	$1,434,355	0.1
3,650,000 (2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	2,223,135	0.2
2,600,000 (2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	909,818	0.1
1,420,000 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	283,943	0.0
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,233,204	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.033%, 11/15/2049	3,454,923	0.3
41,070,798 (1)(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.462%, 07/15/2052	3,709,063	0.3
6,586,500 (1)(2)(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.544%, 07/15/2052	668,798	0.1
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,195,380	0.2
17,853,272 (1)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	818,240	0.1
15,555,000 (1)(2)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.635%, 12/15/2050	1,449,888	0.1
5,000,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.107%, 02/15/2047	4,714,796	0.4
3,450,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.549%, 10/15/2048	2,061,815	0.2
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.549%, 10/15/2048	4,310,151	0.4
1,604,896 (2)	Motel 6 Trust 2017-MTL6 D, 2.302%, (US0001M + 2.150)%, 08/15/2034	1,564,956	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
840,000 (2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	$832,386	0.1
1,560,000 (2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,491,653	0.1
5,000,000 (2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.898%, (US0001M + 3.750)%, 03/25/2050	4,709,547	0.4
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,222,052	0.8
1,980,000 (1)(2)	Ready Capital Mortgage Trust 2019-5 D, 5.458%, 02/25/2052	1,822,403	0.2
1,919,000 (1)(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	1,362,033	0.1
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	3,039,901	0.3
999,000 (2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.152%, (US0001M + 3.000)%, 01/15/2035	994,572	0.1
5,040,000 (2)	Shelter Growth CRE 2018-FL1 E Issuer Ltd., 5.152%, (US0001M + 5.000)%, 01/15/2035	5,007,617	0.4
17,753,321 (1)(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.726%, 04/15/2052	1,789,231	0.2
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	383,627	0.0
1,231,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	551,440	0.0
5,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,961,176	0.4
6,642,016 (1)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.187%, 12/15/2047	227,536	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,262,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	$3,287,075	0.3
5,827,351 (2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,552,530	0.3
16,657,000 (1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	876,205	0.1
16,657,000 (1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	871,296	0.1
4,060,000 (2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,616,810	0.3
32,664,000 (1)(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	955,945	0.1
7,605,000 (1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	620,597	0.0
34,390,888 (1)(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.102%, 10/15/2050	1,630,083	0.1
15,889,909 (1)(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.989%, 06/15/2051	864,765	0.1
2,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,439,463	0.1
3,680,000 (2)(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,123,392	0.3
37,103,421 (1)(2)(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.675%, 12/15/2045	1,072,430	0.1
3,240,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.398%, 03/15/2045	2,410,656	0.2
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,143,684	0.4
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,504,008	0.1
1,075,250 (1)(2)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.335%, 03/15/2048	24,194	0.0
1,140,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.207%, 12/15/2046	1,073,481	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	$239,810	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	864,731	0.1
2,380,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.894%, 03/15/2046	1,791,154	0.1
4,410,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,196,913	0.4
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.459%, 11/15/2047	959,102	0.1
2,550,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,346,391	0.2
5,700,000 (1)(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.765%, 04/15/2045	5,717,968	0.5
5,164,000 (1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.342%, 03/15/2045	5,259,894	0.5
638,891	Other Securities	531,087	0.0
	Total Commercial Mortgage-Backed Securities (Cost $363,884,236)	326,917,071	28.3
ASSET-BACKED SECURITIES: 26.0%
	Automobile Asset-Backed Securities: 4.4%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,691,615	0.3
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,895,708	0.2
4,300,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,439,506	0.4
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,822,525	0.3
4,100,000 (2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,163,380	0.4
2,050,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,101,805	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
2,700,000 (2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	$2,778,716	0.2
1,186,872	Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,200,778	0.1
5,150,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,357,116	0.5
1,550,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,583,695	0.1
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,324,881	0.4
1,200,000 (2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,231,268	0.1
1,500,000 (2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/ 2024	1,557,680	0.1
12,250,000	Other Securities	12,520,682	1.1
		50,669,355	4.4
	Home Equity Asset-Backed Securities: 0.5%
738,912 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	731,237	0.0
2,981,528	GSAA Home Equity Trust 2006-14 A3A, 0.648%, (US0001M + 0.250)%, 09/25/2036	1,442,119	0.1
1,120,102	GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080)%, 02/25/2037	477,659	0.1
3,482,419	Other Securities	3,187,031	0.3
		5,838,046	0.5
	Other Asset-Backed Securities: 16.6%
1,558,904 (2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/ 2058	1,435,216	0.1
1,753,247 (1)(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,785,641	0.2
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,045,863	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	$1,546,091	0.1
1,067,698 (1)(2)(4)(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,450,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,283,702	0.2
1,100,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	959,754	0.1
3,045,295 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,118,751	0.3
2,850,000 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,951,128	0.3
500,000 (2)	Ares XXIX CLO Ltd. 2014-1A C, 3.773%, (US0003M + 3.500)%, 04/17/2026	496,682	0.0
1,400,000 (2)	Atrium CDO Corp. 12A CR, 1.908%, (US0003M + 1.650)%, 04/22/2027	1,359,777	0.1
5,000,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,000,410	0.4
1,000,000 (2)	Babson CLO Ltd. 2014-IA C, 3.722%, (US0003M + 3.450)%, 07/20/2025	999,676	0.1
4,500,000 (2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,514,585	0.4
3,000,000 (2)	Barings CLO Ltd. 2020-1A B, 2.101%, (US0003M + 1.850)%, 10/15/2032	2,999,997	0.3
4,050,000 (2)	BDS 2020-FL5 D Ltd., 2.650%, (US0001M + 2.500)%, 02/16/2037	3,860,390	0.3
1,000,000 (2)	BlueMountain CLO 2015-1A D Ltd., 5.716%, (US0003M + 5.450)%, 04/13/2027	915,659	0.1
4,600,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,600,000	0.4
3,000,000 (2)	Bowman Park CLO Ltd. 2014-1A E, 5.656%, (US0003M + 5.400)%, 11/23/2025	2,786,481	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,500,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705)%, 09/25/2035	$2,426,141	0.2
1,421,000 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,509,496	0.1
1,891,400 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,065,496	0.2
1,565,000 (2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.275%, (US0003M + 3.000)%, 10/15/2027	1,494,868	0.1
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,502,295	0.1
930,394 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,005,519	0.1
2,537,445 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,447,391	0.2
1,895,255 (2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,976,770	0.2
1,500,000 (2)	Home Partners of America 2018-1 E Trust, 2.001%, (US0001M + 1.850)%, 07/17/2037	1,502,972	0.1
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	717,091	0.1
3,250,000 (2)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	3,477,952	0.3
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	832,242	0.1
915,223 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,017,462	0.1
3,877,963 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	3,976,395	0.4
1,000,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,008,879	0.1
5,950,000 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,892,472	0.5
3,450,000 (2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,477,422	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,400,000 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	$1,408,717	0.1
2,800,000 (2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,813,165	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	961,871	0.1
1,190,681 (1)(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,281,673	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	1,955,992	0.2
2,355,488 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,479,688	0.2
1,758,576 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,862,641	0.2
1,625,365 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,734,333	0.1
1,766,042 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,809,407	0.2
1,194,705 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,262,372	0.1
2,470,659 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,538,328	0.2
3,000,000 (2)(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 5.472%, (US0003M + 5.200)%, 04/20/2027	2,666,106	0.2
5,000,000 (2)	Octagon Investment Partners 48 Ltd. 2020-3A B, 3.951%, (US0003M + 1.850)%, 10/20/2031	5,002,470	0.4
3,000,000 (2)	Octagon Investment Partners XVII Ltd. 2013-1A BR2, 1.645%, (US0003M + 1.400)%, 01/25/2031	2,916,231	0.3
2,750,000 (2)	Palmer Square Loan Funding 2018-1A D Ltd., 4.225%, (US0003M + 3.950)%, 04/15/2026	2,537,271	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,500,000 (2)	Palmer Square Loan Funding 2018-1A E Ltd., 6.175%, (US0003M + 5.900)%, 04/15/2026	$2,234,598	0.2
3,000,000 (2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.530%, (US0003M + 4.250)%, 11/15/2026	2,686,740	0.3
2,000,000 (2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,030,402	0.2
1,950,000 (2)	Recette Clo Ltd. 2015-1A E, 5.972%, (US0003M + 5.700)%, 10/20/2027	1,893,961	0.2
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 2.572%, (US0003M + 2.300)%, 07/20/2030	1,598,458	0.1
900,000 (2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	930,212	0.1
1,000,000 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,025,588	0.1
3,800,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,854,642	0.3
850,000 (2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	871,959	0.1
2,800,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,851,130	0.2
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,083,733	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,547,667	0.1
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,568,152	0.2
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,927,371	0.2
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	591,940	0.0
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,201,058	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	$1,764,506	0.2
1,524,000 (1)(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,540,444	0.1
3,380,167 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,593,800	0.3
353,219	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.318%, (US0001M + 0.170)%, 12/25/2036	345,331	0.0
3,731,243 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,778,504	0.3
1,918,458 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,973,953	0.2
3,587,516 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,773,108	0.3
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.368%, (US0003M + 3.100)%, 07/14/2026	4,133,892	0.4
1,572,000 (2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,613,249	0.1
4,750,000 (2)	TCW CLO 2018-1A B2R2 Ltd., 2.645%, (US0003M + 2.400)%, 04/25/2031	4,751,606	0.4
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,630,927	0.1
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,010,047	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.222%, (US0003M + 1.950)%, 07/18/2031	1,896,662	0.2
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.304%, 11/25/2057	1,212,640	0.1
1,200,000 (1)(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,306,881	0.1
1,000,000 (2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,001,582	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,450,000 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	$2,449,574	0.2
2,431,250 (2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,515,979	0.2
1,750,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,844,834	0.2
3,812,250 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	4,063,454	0.3
613,355	Other Securities	618,962	0.1
		191,938,477	16.6
	Student Loan Asset-Backed Securities: 4.5%
245,195 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	229,134	0.0
739,398 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	754,033	0.1
477,234 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	516,573	0.1
186,932 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	194,815	0.0
49,355 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	49,391	0.0
1,800,000 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	1,845,119	0.2
464,225 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	467,163	0.0
1,037,846 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,058,860	0.1
4,300,000 (2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	4,551,459	0.4
4,100,000 (2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,286,818	0.4
597,694 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	621,922	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
141,844 (2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	$141,681	0.0
344,015 (1)(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	342,565	0.0
178,411 (2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	180,549	0.0
400,131 (2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	405,290	0.1
270,166 (2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	272,804	0.0
312,927 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	315,784	0.0
466,122 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	483,753	0.0
2,050,000 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,085,696	0.2
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,360,227	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,003,978	0.1
4,000,000 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	4,031,862	0.3
304,910 (2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	305,611	0.0
398,011 (2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	401,502	0.0
195,245 (2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	198,007	0.0
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,658,179	0.2
3,265,000 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,417,967	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	$1,603,059	0.1
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,266,968	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,292,950	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,050,902	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,170,302	0.4
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,129,211	0.2
2,100,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,249,762	0.2
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,043,114	0.1
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	5,040,029	0.4
		52,027,039	4.5
	Total Asset-Backed Securities (Cost $297,943,248)	300,472,917	26.0
	Total Long-Term Investments (Cost $1,140,044,144)	1,104,613,609	95.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
25,237,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	25,237,000	2.2
24,253,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	24,253,000	2.1
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $49,490,000)	$49,490,000	4.3
Total Investments in Securities (Cost $1,189,534,144)	$1,154,103,609	99.9
Assets in Excess of Other Liabilities	$721,390	0.1
Net Assets	$1,154,824,999	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(7)
Represents or includes a TBA transaction.

(8)
Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
12MTA 12-month Treasury Average
US0001M 1-month LIBOR
US0003M 3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$474,168,850	$3,054,771	$477,223,621
Asset-Backed Securities	—	300,472,917	—	300,472,917
Commercial Mortgage-Backed Securities	—	326,917,071	—	326,917,071
Short-Term Investments	49,490,000	—	—	49,490,000
Total Investments, at fair value	$49,490,000	$1,101,558,838	$3,054,771	$1,154,103,609
Other Financial Instruments+
Futures	29,026	—	—	29,026
Total Assets	$49,519,026	$1,101,558,838	$3,054,771	$1,154,132,635
Liabilities Table
Other Financial Instruments+
Futures	$(428,221)	$—	$—	$(428,221)
Total Liabilities	$(428,221)	$—	$—	$(428,221)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	197	12/21/20	$27,487,656	$29,026
U.S. Treasury Long Bond	2	12/21/20	352,562	(25,659)
U.S. Treasury Ultra Long Bond	103	12/21/20	22,846,688	(129,968)
			$50,686,906	$(126,601)
Short Contracts:
U.S. Treasury 2-Year Note	(791)	12/31/20	(174,780,102)	(73,682)
U.S. Treasury 5-Year Note	(1,740)	12/31/20	(219,294,375)	(194,723)
U.S. Treasury Ultra 10-Year Note	(22)	12/21/20	(3,518,281)	(4,189)
			$(397,592,758)	$(272,594)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$29,026
Total Asset Derivatives		$29,026
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$428,221
Total Liability Derivatives		$428,221

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(6,647,585)
Total	$(6,647,585)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$5,124,679
Total	$5,124,679
At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,184,371,542.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,186,434
Gross Unrealized Depreciation	(45,853,562)
Net Unrealized Depreciation	$(30,667,128)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107 (0920-111920)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.0%
		Basic Materials: 2.4%
400,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$ 455,800	0.2
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	276,721	0.1
400,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	400,134	0.2
84,000		Dow Chemical Co., 4.375%, 11/15/2042	95,089	0.0
176,000		Dow Chemical Co/The, 2.100%, 11/15/2030	173,536	0.1
236,000		Dow Chemical Co/The, 5.550%, 11/30/2048	311,521	0.2
260,000		FMC Corp., 3.450%, 10/01/2029	291,934	0.2
361,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	379,208	0.2
180,000		International Paper Co., 4.350%, 08/15/2048	220,600	0.1
91,000		International Paper Co., 4.400%, 08/15/2047	111,095	0.1
363,000		Mosaic Co/The, 5.450%, 11/15/2033	424,394	0.2
65,000		Mosaic Co/The, 5.625%, 11/15/2043	76,593	0.0
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	190,058	0.1
139,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	163,107	0.1
276,000		Nutrien Ltd., 2.950%, 05/13/2030	302,642	0.2
453,000		Nutrien Ltd., 3.500%, 06/01/2023	483,755	0.3
212,000		Nutrien Ltd., 3.950%, 05/13/2050	242,923	0.1
			4,599,110	2.4

		Communications: 10.8%
1,090,000		Alphabet, Inc., 0.800%, 08/15/2027	1,082,849	0.6
366,000		Amazon.com, Inc., 2.700%, 06/03/2060	378,632	0.2
53,000		Amazon.com, Inc., 5.200%, 12/03/2025	64,579	0.0
579,000		AT&T, Inc., 3.100%, 02/01/2043	568,009	0.3
420,000		AT&T, Inc., 3.500%, 06/01/2041	443,649	0.2
741,000	(1)	AT&T, Inc., 3.500%, 09/15/2053	725,398	0.4
369,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	354,718	0.2
181,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	175,680	0.1
389,000		AT&T, Inc., 3.850%, 06/01/2060	397,225	0.2
45,000		AT&T, Inc., 4.800%, 06/15/2044	53,622	0.0
191,000		Booking Holdings, Inc., 4.500%, 04/13/2027	224,462	0.1
199,000		Booking Holdings, Inc., 4.625%, 04/13/2030	238,379	0.1
212,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	210,859	0.1
808,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	855,816	0.5
184,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	211,343	0.1
178,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	205,958	0.1
71,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 03/30/2029	85,169	0.0
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	185,725	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	52,096	0.0
590,000		Comcast Corp., 1.500%, 02/15/2031	581,982	0.3
72,000		Comcast Corp., 1.950%, 01/15/2031	74,130	0.0
37,000		Comcast Corp., 2.450%, 08/15/2052	34,777	0.0
90,000		Comcast Corp., 2.650%, 08/15/2062	86,045	0.0
191,000		Comcast Corp., 2.800%, 01/15/2051	192,554	0.1
105,000		Comcast Corp., 3.200%, 07/15/2036	116,818	0.1
467,000		Comcast Corp., 3.250%, 11/01/2039	517,559	0.3
221,000		Comcast Corp., 3.750%, 04/01/2040	258,889	0.1
146,000		Comcast Corp., 3.900%, 03/01/2038	173,304	0.1
149,000		Comcast Corp., 4.049%, 11/01/2052	183,420	0.1
190,000		Comcast Corp., 4.000%, 08/15/2047	230,019	0.1
262,000		Comcast Corp., 4.250%, 01/15/2033	326,563	0.2
282,000		Comcast Corp., 4.600%, 10/15/2038	359,949	0.2
320,000		Comcast Corp., 5.650%, 06/15/2035	455,919	0.2
225,000		Comcast Corp., 6.500%, 11/15/2035	341,535	0.2

See Accompanying Notes to Financial Statements

3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

402,000		Corning, Inc., 5.450%, 11/15/2079	513,297	0.3
214,000	(1)	Cox Communications, Inc., 2.950%, 10/01/2050	205,819	0.1
206,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	228,878	0.1
65,000		Discovery Communications LLC, 3.625%, 05/15/2030	72,418	0.0
90,000		Discovery Communications LLC, 3.950%, 03/20/2028	102,461	0.1
238,000		Discovery Communications LLC, 4.875%, 04/01/2043	276,699	0.1
110,000		Discovery Communications LLC, 5.300%, 05/15/2049	135,188	0.1
270,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	273,037	0.1
285,000	(1)	Tencent Holdings Ltd., 1.810%, 01/26/2026	290,993	0.2
200,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	203,576	0.1
200,000	(1)	Tencent Holdings Ltd., 3.290%, 06/03/2060	204,018	0.1
200,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	221,943	0.1
140,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	214,555	0.1
162,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	165,773	0.1
106,000	(1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	109,957	0.1
177,000	(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	174,903	0.1
518,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	580,440	0.3
294,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	334,654	0.2
223,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	261,617	0.1
78,000	(1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	93,899	0.1
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	309,568	0.2
549,000		Verizon Communications, Inc., 2.987%, 10/30/2056	548,092	0.3
539,000		Verizon Communications, Inc., 4.500%, 08/10/2033	682,022	0.4
70,000		Verizon Communications, Inc., 4.522%, 09/15/2048	92,021	0.1
444,000		Verizon Communications, Inc., 4.812%, 03/15/2039	582,784	0.3
48,000		Verizon Communications, Inc., 4.862%, 08/21/2046	65,877	0.0
549,000		Verizon Communications, Inc., 5.250%, 03/16/2037	760,946	0.4
431,000		ViacomCBS, Inc., 5.500%, 05/15/2033	524,280	0.3
188,000		Vodafone Group PLC, 4.375%, 02/19/2043	220,196	0.1
125,000		Vodafone Group PLC, 5.125%, 06/19/2059	160,340	0.1
135,000		Walt Disney Co/The, 1.750%, 01/13/2026	140,429	0.1
93,000		Walt Disney Co/The, 2.200%, 01/13/2028	97,936	0.1
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	65,918	0.0
221,000		Walt Disney Co/The, 4.750%, 11/15/2046	288,484	0.2
286,000		Walt Disney Co/The, 6.550%, 03/15/2033	418,762	0.2
144,000		Walt Disney Co/The, 7.750%, 01/20/2024	175,244	0.1
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	216,397	0.1
			20,461,052	10.8

		Consumer, Cyclical: 5.5%
144,000	(1)	Air Canada 2020-2 Class A Pass Through Trust, 5.250%, 10/01/2030	147,603	0.1
413,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	434,000	0.2
353,876		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	341,829	0.2
219,108		American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	207,607	0.1
29,496		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	28,971	0.0
180,094		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	173,342	0.1
283,000		Cummins, Inc., 1.500%, 09/01/2030	281,687	0.1
369,717		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	343,834	0.2
255,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	229,961	0.1
142,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	145,850	0.1
213,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	221,303	0.1
616,000		General Motors Co., 6.125%, 10/01/2025	716,517	0.4
136,000		General Motors Co., 6.750%, 04/01/2046	167,911	0.1

See Accompanying Notes to Financial Statements

4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

173,000		General Motors Financial Co., Inc., 2.700%, 08/20/2027	172,481	0.1
296,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	321,356	0.2
61,000		Home Depot, Inc./The, 3.125%, 12/15/2049	67,937	0.0
442,000		Home Depot, Inc./The, 3.300%, 04/15/2040	501,654	0.3
41,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	47,075	0.0
92,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	109,964	0.1
91,000		Lowe's Cos, Inc., 4.500%, 04/15/2030	112,634	0.1
130,000		Lowe's Cos, Inc., 5.125%, 04/15/2050	178,798	0.1
70,000		McDonald's Corp., 4.700%, 12/09/2035	89,635	0.0
158,000		McDonald's Corp., 2.125%, 03/01/2030	164,704	0.1
99,000		McDonald's Corp., 4.200%, 04/01/2050	120,866	0.1
84,000		McDonald's Corp., 4.450%, 09/01/2048	104,609	0.0
105,000		McDonald's Corp., 5.700%, 02/01/2039	147,042	0.1
225,000		NIKE, Inc., 3.250%, 03/27/2040	256,536	0.1
598,000	(1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	601,236	0.3
1,207,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,212,680	0.6
266,000		O'Reilly Automotive, Inc., 1.750%, 03/15/2031	263,334	0.1
231,000		Ross Stores, Inc., 5.450%, 04/15/2050	302,433	0.2
306,000		Starbucks Corp., 3.850%, 10/01/2023	333,475	0.2
125,668		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	119,225	0.1
485,661		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	477,366	0.2
79,417		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	76,881	0.0
118,000		United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	112,138	0.1
130,664		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	128,360	0.1
491,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	496,870	0.3
189,000		WW Grainger, Inc., 3.750%, 05/15/2046	213,216	0.1
271,000		WW Grainger, Inc., 1.850%, 02/15/2025	283,979	0.1
			10,456,899	5.5

		Consumer, Non-cyclical: 14.8%
388,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	401,666	0.2
90,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	98,175	0.0
283,000		AbbVie, Inc., 3.200%, 05/14/2026	312,334	0.2
704,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	777,095	0.4
253,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	262,187	0.1
345,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	395,085	0.2
157,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	186,420	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	27,466	0.0
218,000		AbbVie, Inc., 4.500%, 05/14/2035	264,723	0.1
331,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	403,541	0.2
294,000		Altria Group, Inc., 3.400%, 05/06/2030	320,738	0.2
310,000		Altria Group, Inc., 4.800%, 02/14/2029	368,142	0.2
143,000		Amgen, Inc., 2.200%, 02/21/2027	151,159	0.1
103,000		Amgen, Inc., 2.300%, 02/25/2031	108,233	0.1
96,000		Amgen, Inc., 2.450%, 02/21/2030	101,936	0.1
333,000		Amgen, Inc., 3.150%, 02/21/2040	355,103	0.2
831,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,033,288	0.5
260,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	303,192	0.2
232,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	270,756	0.1
138,000		Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	173,393	0.1
131,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	178,350	0.1
164,000		Anthem, Inc., 2.875%, 09/15/2029	177,212	0.1
82,000		Anthem, Inc., 4.550%, 03/01/2048	103,040	0.1
145,000		Anthem, Inc., 4.625%, 05/15/2042	181,970	0.1
132,000		Anthem, Inc., 5.100%, 01/15/2044	175,953	0.1
574,000		AstraZeneca PLC, 0.700%, 04/08/2026	563,905	0.3
60,000		AstraZeneca PLC, 2.375%, 06/12/2022	61,893	0.0
460,000		AstraZeneca PLC, 3.375%, 11/16/2025	515,239	0.3
220,000		Biogen, Inc., 2.250%, 05/01/2030	224,953	0.1
163,000		Boston Scientific Corp., 3.375%, 05/15/2022	170,476	0.1
253,000		Boston Scientific Corp., 4.700%, 03/01/2049	334,055	0.2

See Accompanying Notes to Financial Statements

5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

381,000		Bristol Myers Squibb Co., 3.200%, 06/15/2026	430,013	0.2
89,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	101,705	0.1
123,000		Bristol Myers Squibb Co., 4.250%, 10/26/2049	162,419	0.1
252,000		Bristol Myers Squibb Co., 4.550%, 02/20/2048	341,593	0.2
39,000		Bristol Myers Squibb Co., 5.000%, 08/15/2045	54,621	0.0
254,000		Cardinal Health, Inc., 2.616%, 06/15/2022	262,299	0.1
192,000		Cigna Corp., 3.200%, 03/15/2040	204,039	0.1
541,000		Cigna Corp., 4.800%, 08/15/2038	672,601	0.4
198,000		Cigna Corp., 4.900%, 12/15/2048	258,453	0.1
357,000		Coca-Cola Co/The, 1.000%, 03/15/2028	356,232	0.2
178,000		Coca-Cola Co/The, 1.375%, 03/15/2031	176,554	0.1
228,000		Coca-Cola Co/The, 2.750%, 06/01/2060	230,775	0.1
699,000		CVS Health Corp., 4.780%, 03/25/2038	847,984	0.4
298,000		CVS Health Corp., 5.050%, 03/25/2048	380,194	0.2
355,000		CVS Health Corp., 1.300%, 08/21/2027	350,151	0.2
106,000		CVS Health Corp., 1.750%, 08/21/2030	104,005	0.1
244,000		CVS Health Corp., 2.700%, 08/21/2040	234,450	0.1
120,000		Diageo Capital PLC, 2.000%, 04/29/2030	123,688	0.1
177,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	177,387	0.1
124,000		Gilead Sciences, Inc., 1.200%, 10/01/2027	124,322	0.1
458,000		Global Payments, Inc., 2.650%, 02/15/2025	486,262	0.3
300,000		HCA, Inc., 4.125%, 06/15/2029	339,338	0.2
277,000		HCA, Inc., 5.250%, 06/15/2049	337,596	0.2
366,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	375,093	0.2
182,000		Hershey Co/The, 3.125%, 11/15/2049	201,139	0.1
238,000		Humana, Inc., 4.625%, 12/01/2042	296,822	0.2
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	690,008	0.4
181,000		Johnson & Johnson, 0.950%, 09/01/2027	181,294	0.1
170,000		Johnson & Johnson, 1.300%, 09/01/2030	171,823	0.1
181,000		Johnson & Johnson, 2.100%, 09/01/2040	180,531	0.1
75,000		Johnson & Johnson, 2.250%, 09/01/2050	74,241	0.0
181,000		Johnson & Johnson, 2.450%, 09/01/2060	181,472	0.1
85,000		Johnson & Johnson, 3.700%, 03/01/2046	106,509	0.1
217,000		Johnson & Johnson, 4.375%, 12/05/2033	287,172	0.1
37,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	37,750	0.0
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	620,188	0.3
273,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	282,521	0.1
306,000		Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	321,815	0.2
56,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	71,306	0.0
500,000	(1)	Mars, Inc., 2.375%, 07/16/2040	500,193	0.3
124,000		Merck & Co., Inc., 2.350%, 06/24/2040	126,326	0.1
578,000		Mondelez International, Inc., 0.625%, 07/01/2022	580,345	0.3
398,000		Mylan, Inc., 5.200%, 04/15/2048	494,821	0.3
26,000		Mylan, Inc., 5.400%, 11/29/2043	32,970	0.0
359,000	(1)	Nestle Holdings, Inc., 0.625%, 01/15/2026	356,324	0.2
209,000	(1)	Nestle Holdings, Inc., 1.000%, 09/15/2027	208,675	0.1
272,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	281,295	0.1
190,000		PayPal Holdings, Inc., 2.400%, 10/01/2024	201,580	0.1
114,000		PepsiCo, Inc., 3.375%, 07/29/2049	131,562	0.1
212,000		PepsiCo, Inc., 3.500%, 03/19/2040	251,499	0.1
281,000		Pfizer, Inc., 2.750%, 06/03/2026	311,441	0.2
101,000		Pfizer, Inc., 3.900%, 03/15/2039	122,619	0.1
165,000		Pfizer, Inc., 4.000%, 12/15/2036	202,275	0.1
85,000		Pfizer, Inc., 2.700%, 05/28/2050	88,944	0.0
179,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	178,640	0.1
286,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	285,434	0.1
441,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	441,332	0.2
251,000	(1)	Royalty Pharma PLC, 2.200%, 09/02/2030	250,086	0.1
251,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	246,806	0.1
359,000	(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	348,005	0.2
206,000		S&P Global, Inc., 1.250%, 08/15/2030	203,081	0.1
54,000		S&P Global, Inc., 2.300%, 08/15/2060	48,601	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	207,490	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	207,225	0.1

See Accompanying Notes to Financial Statements

6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

250,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	310,600	0.2
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	163,297	0.1
83,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	99,252	0.0
137,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	182,916	0.1
176,000	(1)	Upjohn, Inc., 2.300%, 06/22/2027	182,025	0.1
127,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	137,296	0.1
173,000	(1)	Upjohn, Inc., 4.000%, 06/22/2050	185,152	0.1
455,000		Wyeth LLC, 6.450%, 02/01/2024	542,305	0.3
			27,948,455	14.8

		Energy: 7.3%
184,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	182,881	0.1
70,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	77,372	0.0
68,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	64,981	0.0
277,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	309,765	0.2
429,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	499,724	0.3
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	329,673	0.2
416,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	432,919	0.2
203,000		Chevron USA, Inc., 0.333%, 08/12/2022	203,044	0.1
276,000		Cimarex Energy Co., 3.900%, 05/15/2027	278,266	0.2
152,000		Cimarex Energy Co., 4.375%, 03/15/2029	157,396	0.1
314,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	318,297	0.2
152,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	152,395	0.1
286,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	276,495	0.1
45,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	48,584	0.0
513,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	476,015	0.3
400,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	372,107	0.2
290,000	(2)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	229,463	0.1
302,000		Enterprise Products Operating LLC, 2.800%, 01/31/2030	320,485	0.2
176,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	174,012	0.1
249,000		Exxon Mobil Corp., 2.275%, 08/16/2026	267,501	0.1
165,000		Exxon Mobil Corp., 2.610%, 10/15/2030	178,436	0.1
190,000		Exxon Mobil Corp., 2.995%, 08/16/2039	201,352	0.1
307,000		Exxon Mobil Corp., 4.227%, 03/19/2040	377,039	0.2
80,000		Exxon Mobil Corp., 2.019%, 08/16/2024	84,174	0.0
530,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	537,507	0.3
233,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	239,984	0.1
91,000		MPLX L.P., 1.750%, 03/01/2026	90,957	0.1
64,000		MPLX L.P., 2.650%, 08/15/2030	62,899	0.0
236,000		MPLX L.P., 4.000%, 02/15/2025	258,850	0.1
257,000		MPLX L.P., 5.200%, 03/01/2047	276,826	0.2
71,000		MPLX L.P., 5.500%, 02/15/2049	79,566	0.0
65,000		Noble Energy, Inc., 3.250%, 10/15/2029	72,021	0.0
336,000		Noble Energy, Inc., 4.200%, 10/15/2049	402,795	0.2
380,000		Phillips 66, 2.150%, 12/15/2030	370,449	0.2
365,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	343,516	0.2
461,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	446,938	0.2
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	445,044	0.2
128,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	124,366	0.1
67,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	56,867	0.0
35,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	37,387	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	268,732	0.1
500,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	543,100	0.3

See Accompanying Notes to Financial Statements

7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

86,000	(1)	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	97,011	0.1
135,000		Shell International Finance BV, 4.125%, 05/11/2035	162,601	0.1
299,000		Shell International Finance BV, 4.000%, 05/10/2046	349,060	0.2
201,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	189,979	0.1
130,000		Total Capital International SA, 2.434%, 01/10/2025	138,568	0.1
319,000		Total Capital International SA, 2.829%, 01/10/2030	353,052	0.2
178,000		Total Capital International SA, 2.986%, 06/29/2041	186,137	0.1
76,000		Total Capital International SA, 3.127%, 05/29/2050	78,876	0.0
103,000		Total Capital International SA, 3.386%, 06/29/2060	108,336	0.1
139,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	150,446	0.1
269,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	298,200	0.2
62,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	69,831	0.0
461,000		Williams Partners L.P., 3.600%, 03/15/2022	477,106	0.3
393,000		Williams Partners L.P., 3.750%, 06/15/2027	431,304	0.2
			13,760,687	7.3

		Financial: 31.5%
426,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	481,007	0.3
139,000		American International Group, Inc., 4.875%, 06/01/2022	149,049	0.1
363,000		American Express Co., 2.500%, 08/01/2022	376,086	0.2
260,000		American Express Co., 3.000%, 10/30/2024	282,306	0.2
63,000		American Express Co., 3.700%, 08/03/2023	68,294	0.0
353,000		American International Group, Inc., 3.875%, 01/15/2035	406,598	0.2
385,000		American International Group, Inc., 4.500%, 07/16/2044	452,415	0.2
179,000		American International Group, Inc., 4.750%, 04/01/2048	219,699	0.1
212,000		American Tower Corp., 3.000%, 06/15/2023	224,593	0.1
158,000		American Tower Corp., 3.500%, 01/31/2023	168,043	0.1
35,000		American Tower Corp., 4.400%, 02/15/2026	39,979	0.0
275,000		Arch Capital Group Ltd., 3.635%, 06/30/2050	296,589	0.2
449,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	484,506	0.3
663,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	691,788	0.4
354,000	(2)	Bank of America Corp., 0.981%, 09/25/2025	354,190	0.2
545,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	549,160	0.3
939,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	937,788	0.5
545,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	566,167	0.3
55,000	(2)	Bank of America Corp., 2.496%, 02/13/2031	57,451	0.0
139,000	(2)	Bank of America Corp., 2.592%, 04/29/2031	147,157	0.1
451,000	(2)	Bank of America Corp., 2.676%, 06/19/2041	462,455	0.2
305,000	(2)	Bank of America Corp., 3.194%, 07/23/2030	337,495	0.2
922,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,028,295	0.5
234,000	(2)	Bank of America Corp., 3.550%, 03/05/2024	249,390	0.1
283,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	337,818	0.2
179,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	222,401	0.1
351,000		Bank of America Corp., 4.250%, 10/22/2026	406,756	0.2
350,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	410,681	0.2
430,000	(2)	Bank of America Corp., 5.125%, 12/31/2199	442,879	0.2
421,000	(2)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	436,787	0.2
482,000	(2)	Barclays PLC, 3.564%, 09/23/2035	474,741	0.3
400,000	(2)	Barclays PLC, 6.125%, 12/31/2199	406,455	0.2
479,000		Brookfield Finance LLC, 3.450%, 04/15/2050	471,850	0.3
439,000		Brown & Brown, Inc., 2.375%, 03/15/2031	443,921	0.2
187,000		Canadian Imperial Bank of Commerce, 0.871%, (SOFRRATE + 0.800%), 03/17/2023	188,477	0.1
211,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	213,018	0.1
231,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	236,837	0.1
191,000	(2)	Citigroup, Inc., 2.572%, 06/03/2031	201,188	0.1
177,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	190,708	0.1
243,000		Citigroup, Inc., 4.450%, 09/29/2027	281,816	0.2
255,000	(2)	Citigroup, Inc., 4.412%, 03/31/2031	306,441	0.2
817,000	(1),(2)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	812,595	0.4
370,000	(1),(2)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	375,209	0.2

See Accompanying Notes to Financial Statements

8

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	566,951	0.3
389,000	(1),(2)	Credit Agricole SA/London, 1.907%, 06/16/2026	398,373	0.2
288,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	327,199	0.2
500,000	(1),(2)	Credit Suisse Group AG, 2.193%, 06/05/2026	517,081	0.3
475,000	(1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	508,053	0.3
766,000	(1),(2)	Credit Suisse Group AG, 5.250%, 12/31/2199	769,447	0.4
258,000		Crown Castle International Corp., 1.350%, 07/15/2025	261,040	0.1
124,000		Crown Castle International Corp., 3.250%, 01/15/2051	123,493	0.1
219,000		Crown Castle International Corp., 3.700%, 06/15/2026	244,381	0.1
89,000		Crown Castle International Corp., 4.150%, 07/01/2050	101,859	0.1
75,000		Crown Castle International Corp., 5.250%, 01/15/2023	82,452	0.0
638,000		CubeSmart L.P., 2.000%, 02/15/2031	630,491	0.3
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	201,856	0.1
410,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	418,122	0.2
310,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	330,392	0.2
235,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	266,089	0.1
779,000	(2)	Deutsche Bank AG/New York NY, 5.882%, 07/08/2031	804,671	0.4
354,000		Equinix, Inc., 1.000%, 09/15/2025	351,105	0.2
124,000		Equinix, Inc., 1.550%, 03/15/2028	124,095	0.1
592,000		Equinix, Inc., 2.900%, 11/18/2026	639,201	0.3
40,000		Essex Portfolio L.P., 4.500%, 03/15/2048	51,179	0.0
605,000	(1),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	652,345	0.4
186,000	(2)	Fifth Third Bancorp, 5.100%, 12/31/2199	172,815	0.1
185,000	(1),(3)	GE Capital Funding LLC, 4.050%, 05/15/2027	199,555	0.1
299,000	(1)	GE Capital Funding LLC, 4.400%, 05/15/2030	322,016	0.2
332,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	351,651	0.2
268,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	373,772	0.2
197,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	285,699	0.2
169,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	186,735	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	52,385	0.0
610,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	609,220	0.3
204,000	(1)	Guardian Life Insurance Co. of America/The, 3.700%, 01/22/2070	213,423	0.1
302,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/2040	432,542	0.2
197,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	270,637	0.1
2,048,000	(2)	HSBC Holdings PLC, 2.013%, 09/22/2028	2,028,066	1.1
236,000	(2)	HSBC Holdings PLC, 2.633%, 11/07/2025	245,967	0.1
200,000	(2)	HSBC Holdings PLC, 4.041%, 03/13/2028	221,059	0.1
200,000	(2)	HSBC Holdings PLC, 4.583%, 06/19/2029	230,185	0.1
80,000		Hudson Pacific Properties L.P., 3.950%, 11/01/2027	86,145	0.0
151,000		Hudson Pacific Properties L.P., 4.650%, 04/01/2029	172,416	0.1
105,000	(2)	Huntington Bancshares, Inc./OH, 5.700%, 12/31/2199	98,261	0.1
265,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	263,742	0.1
265,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	263,324	0.1
78,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	80,614	0.0
300,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	325,283	0.2
235,000		Intercontinental Exchange, Inc., 4.000%, 10/15/2023	258,383	0.1
132,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	163,582	0.1
360,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	376,150	0.2
1,336,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,406,742	0.7
248,000	(2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	267,416	0.1
43,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	44,494	0.0
301,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	320,417	0.2
345,000	(2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	338,531	0.2
768,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	840,149	0.4
117,000		Kite Realty Group L.P., 4.000%, 10/01/2026	112,815	0.1
297,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	309,103	0.2

See Accompanying Notes to Financial Statements

9

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

289,000	(2)	Lloyds Banking Group PLC, 1.326%, 06/15/2023	291,192	0.2
935,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	970,369	0.5
106,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	115,566	0.1
373,000		Main Street Capital Corp., 5.200%, 05/01/2024	392,418	0.2
539,000	(2)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	539,398	0.3
286,000	(2)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	297,628	0.2
500,000	(2)	Morgan Stanley, 2.188%, 04/28/2026	524,187	0.3
371,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	394,456	0.2
1,969,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	2,253,703	1.2
93,000		Morgan Stanley, 3.625%, 01/20/2027	105,204	0.1
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	257,882	0.1
430,000	(2)	Natwest Group PLC, 3.032%, 11/28/2035	413,587	0.2
211,000	(1)	New York Life Global Funding, 0.950%, 06/24/2025	213,553	0.1
190,000	(1)	New York Life Global Funding, 1.100%, 05/05/2023	193,312	0.1
184,000	(1)	New York Life Insurance Co., 4.450%, 05/15/2069	225,910	0.1
352,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	351,297	0.2
161,000		Northern Trust Corp., 1.950%, 05/01/2030	167,916	0.1
177,000		Old Republic International Corp., 3.875%, 08/26/2026	201,440	0.1
519,000		Old Republic International Corp., 4.875%, 10/01/2024	589,685	0.3
324,000		Owl Rock Capital Corp., 3.750%, 07/22/2025	323,284	0.2
178,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	178,888	0.1
246,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	241,531	0.1
200,000		Regency Centers L.P., 3.700%, 06/15/2030	219,835	0.1
256,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	256,563	0.1
830,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	866,760	0.5
375,000	(2)	Natwest Group PLC, 4.269%, 03/22/2025	407,783	0.2
200,000	(1),(2)	Scentre Group Trust 2, 4.750%, 09/24/2080	198,672	0.1
355,000	(1),(2)	Scentre Group Trust 2, 5.125%, 09/24/2080	349,193	0.2
250,000	(1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	250,306	0.1
714,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	704,390	0.4
200,000	(1)	Swedbank AB, 1.300%, 06/02/2023	203,972	0.1
774,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	775,002	0.4
265,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	274,124	0.1
539,000	(3)	Toronto-Dominion Bank/The, 0.750%, 09/11/2025	537,780	0.3
385,000		Toronto-Dominion Bank/The, 1.900%, 12/01/2022	397,630	0.2
295,000		Travelers Cos, Inc., 5.350%, 11/01/2040	411,591	0.2
685,000		UBS AG, 5.125%, 05/15/2024	756,069	0.4
632,000	(1),(2)	UBS Group AG, 1.364%, 01/30/2027	632,323	0.3
155,000		UDR, Inc., 2.100%, 08/01/2032	154,413	0.1
107,000		UDR, Inc., 2.950%, 09/01/2026	116,530	0.1
119,000		UDR, Inc., 3.100%, 11/01/2034	128,819	0.1
492,000		UDR, Inc., 3.000%, 08/15/2031	532,457	0.3
340,000	(1),(2)	UniCredit SpA, 5.459%, 06/30/2035	347,068	0.2
272,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	286,744	0.2
335,000		Ventas Realty L.P., 5.700%, 09/30/2043	398,329	0.2
130,000		Visa, Inc., 0.750%, 08/15/2027	129,196	0.1
147,000		Visa, Inc., 1.100%, 02/15/2031	144,247	0.1
179,000		Visa, Inc., 2.000%, 08/15/2050	166,139	0.1
351,000		Visa, Inc., 3.150%, 12/14/2025	393,083	0.2
320,000		Weingarten Realty Investors, 3.500%, 04/15/2023	330,484	0.2
239,000	(2)	Wells Fargo & Co., 1.654%, 06/02/2024	243,552	0.1
127,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	132,650	0.1
223,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	233,772	0.1
148,000	(2)	Wells Fargo & Co., 3.068%, 04/30/2041	154,238	0.1
478,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	519,388	0.3
252,000		Wells Fargo & Co., 3.000%, 04/22/2026	274,305	0.1

See Accompanying Notes to Financial Statements

10

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

206,000		Wells Fargo & Co., 3.000%, 10/23/2026	225,179	0.1
212,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	289,487	0.2
1,125,000		XLIT Ltd., 4.450%, 03/31/2025	1,273,390	0.7
257,000		XLIT Ltd., 5.500%, 03/31/2045	340,618	0.2
			59,482,734	31.5

		Industrial: 5.8%
122,000	(1)	Aviation Capital Group LLC, 2.875%, 01/20/2022	121,093	0.1
285,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	282,232	0.2
93,000	(1)	Aviation Capital Group LLC, 4.125%, 08/01/2025	89,174	0.0
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	189,016	0.1
76,000	(1)	Aviation Capital Group LLC, 4.875%, 10/01/2025	74,875	0.0
209,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	215,793	0.1
239,000		Boeing Co/The, 5.040%, 05/01/2027	262,885	0.1
230,000		Boeing Co/The, 5.705%, 05/01/2040	269,619	0.1
148,000		Boeing Co/The, 5.805%, 05/01/2050	179,203	0.1
58,000		Boeing Co/The, 5.930%, 05/01/2060	71,997	0.0
113,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	142,308	0.1
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	124,016	0.1
157,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	213,586	0.1
179,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	246,783	0.1
519,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	543,489	0.3
178,000	(1)	Carrier Global Corp., 3.377%, 04/05/2040	186,434	0.1
471,000		Caterpillar Financial Services Corp., 2.150%, 11/08/2024	501,508	0.3
208,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	208,986	0.1
84,000		Caterpillar, Inc., 3.250%, 09/19/2049	93,900	0.1
81,000		Caterpillar, Inc., 3.250%, 04/09/2050	91,281	0.0
392,000		CSX Corp., 4.650%, 03/01/2068	513,455	0.3
386,000		Emerson Electric Co., 0.875%, 10/15/2026	384,542	0.2
457,000		FedEx Corp., 3.875%, 08/01/2042	505,234	0.3
100,000		FedEx Corp., 3.900%, 02/01/2035	113,721	0.1
290,000		FedEx Corp., 4.100%, 02/01/2045	332,490	0.2
120,000		FedEx Corp., 4.550%, 04/01/2046	144,645	0.1
251,000		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	255,877	0.1
280,000		General Electric Co., 3.100%, 01/09/2023	293,912	0.2
150,000		General Electric Co., 4.250%, 05/01/2040	153,096	0.1
295,000		John Deere Capital Corp., 2.050%, 01/09/2025	312,904	0.2
59,000		John Deere Capital Corp., 2.250%, 09/14/2026	64,183	0.0
211,000		Norfolk Southern Corp., 3.950%, 10/01/2042	248,975	0.1
172,000	(1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	177,413	0.1
231,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	248,128	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,163	0.0
218,000	(1)	Raytheon Technologies Corp., 4.350%, 04/15/2047	273,201	0.1
81,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	99,706	0.1
265,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	334,927	0.2
30,000	(1)	Raytheon Technologies Corp., 4.800%, 12/15/2043	38,020	0.0
27,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	36,696	0.0
77,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	111,381	0.1
203,000		Republic Services, Inc., 1.450%, 02/15/2031	200,521	0.1
163,000		Union Pacific Corp., 3.550%, 08/15/2039	186,466	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	69,376	0.0
143,000		Union Pacific Corp., 3.839%, 03/20/2060	166,550	0.1
93,000		Union Pacific Corp., 4.050%, 11/15/2045	111,138	0.1
325,000		United Parcel Service, Inc., 3.625%, 10/01/2042	375,983	0.2
62,000		Raytheon Technologies Corp., 5.700%, 04/15/2040	87,549	0.0
330,000		Waste Management, Inc., 3.900%, 03/01/2035	400,154	0.2
166,000		WestRock RKT LLC, 4.000%, 03/01/2023	177,376	0.1

See Accompanying Notes to Financial Statements

11

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

274,000		WRKCo, Inc., 3.000%, 06/15/2033	298,267	0.2
70,000		WRKCo, Inc., 4.650%, 03/15/2026	82,392	0.0
			10,908,619	5.8

		Technology: 5.4%
234,000		Activision Blizzard, Inc., 1.350%, 09/15/2030	228,627	0.1
184,000		Activision Blizzard, Inc., 2.500%, 09/15/2050	169,347	0.1
542,000		Adobe, Inc., 2.300%, 02/01/2030	585,695	0.3
324,000		Apple, Inc., 2.550%, 08/20/2060	324,769	0.2
86,000		Apple, Inc., 3.850%, 05/04/2043	107,403	0.1
281,000		Apple, Inc., 3.850%, 08/04/2046	352,588	0.2
433,000		Apple, Inc., 4.250%, 02/09/2047	576,628	0.3
53,000		Apple, Inc., 4.375%, 05/13/2045	70,925	0.0
73,000		Apple, Inc., 4.650%, 02/23/2046	101,985	0.1
235,000		Broadcom, Inc., 3.150%, 11/15/2025	253,761	0.1
572,000		Broadcom, Inc., 3.459%, 09/15/2026	627,515	0.3
271,000		Broadcom, Inc., 4.250%, 04/15/2026	305,583	0.2
234,000		HP, Inc., 6.000%, 09/15/2041	286,914	0.1
549,000		Intel Corp., 3.250%, 11/15/2049	614,096	0.3
202,000		Intel Corp., 3.700%, 07/29/2025	229,883	0.1
109,000		Intel Corp., 4.750%, 03/25/2050	150,221	0.1
335,000		International Business Machines Corp., 1.700%, 05/15/2027	346,794	0.2
100,000		International Business Machines Corp., 3.300%, 05/15/2026	112,764	0.1
408,000		KLA Corp., 3.300%, 03/01/2050	429,616	0.2
232,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	240,332	0.1
5,000		Microsoft Corp., 2.525%, 06/01/2050	5,249	0.0
310,000		Microsoft Corp., 2.675%, 06/01/2060	327,003	0.2
170,000		Microsoft Corp., 3.450%, 08/08/2036	206,077	0.1
422,000		Microsoft Corp., 3.700%, 08/08/2046	531,381	0.3
102,000		Microsoft Corp., 3.950%, 08/08/2056	135,255	0.1
10,000		Microsoft Corp., 4.100%, 02/06/2037	13,022	0.0
70,000		Microsoft Corp., 4.200%, 11/03/2035	92,129	0.0
156,000		NVIDIA Corp., 2.850%, 04/01/2030	176,256	0.1
148,000		NVIDIA Corp., 3.500%, 04/01/2040	174,048	0.1
105,000		NVIDIA Corp., 3.700%, 04/01/2060	125,381	0.1
319,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	346,065	0.2
194,000		Oracle Corp., 3.600%, 04/01/2040	222,186	0.1
446,000		Oracle Corp., 3.850%, 04/01/2060	526,778	0.3
200,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	198,300	0.1
200,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	196,684	0.1
350,000	(1)	TSMC Global Ltd., 1.375%, 09/28/2030	343,805	0.2
348,000		VMware, Inc., 2.950%, 08/21/2022	362,487	0.2
			10,097,552	5.4

		Utilities: 9.5%
339,000	(1)	AES Corp./The, 3.950%, 07/15/2030	375,217	0.2
233,000		Alabama Power Co., 1.450%, 09/15/2030	234,007	0.1
16,000		Alabama Power Co., 3.850%, 12/01/2042	18,844	0.0
135,000		Alabama Power Co., 5.200%, 06/01/2041	178,283	0.1
259,000		Ameren Illinois Co., 3.250%, 03/15/2050	291,791	0.2
127,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	158,737	0.1
114,000		Appalachian Power Co., 3.400%, 06/01/2025	125,147	0.1
231,000		Appalachian Power Co., 3.700%, 05/01/2050	263,790	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	183,842	0.1
139,000		Arizona Public Service Co., 2.950%, 09/15/2027	151,567	0.1
318,000		Arizona Public Service Co., 3.150%, 05/15/2025	348,089	0.2
60,000		Berkshire Hathaway Energy Co., 2.800%, 01/15/2023	63,174	0.0
241,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	259,356	0.1
626,000	(2)	CMS Energy Corp., 4.750%, 06/01/2050	664,582	0.4
166,000		Commonwealth Edison Co., 3.800%, 10/01/2042	193,365	0.1
124,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	162,410	0.1
225,000		Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	299,564	0.2
334,000		DTE Electric Co., 2.250%, 03/01/2030	355,945	0.2
122,000		DTE Electric Co., 2.950%, 03/01/2050	129,212	0.1
323,000		DTE Energy Co., 1.050%, 06/01/2025	323,964	0.2
233,000		DTE Energy Co., 2.600%, 06/15/2022	240,702	0.1

See Accompanying Notes to Financial Statements

12

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

174,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	213,025	0.1
60,000		Duke Energy Corp., 3.150%, 08/15/2027	66,336	0.0
74,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	86,725	0.0
65,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	68,322	0.0
110,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	133,666	0.1
195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	243,240	0.1
200,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	249,267	0.1
193,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	240,075	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	235,778	0.1
299,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	304,762	0.2
173,000		Duke Energy Florida LLC, 2.500%, 12/01/2029	187,972	0.1
182,000		Duke Energy Florida Project Finance LLC, 2.538%, 09/01/2031	195,635	0.1
247,000		Duke Energy Progress LLC, 0.433%, (US0003M + 0.180%), 02/18/2022	246,975	0.1
119,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	145,479	0.1
108,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	109,044	0.1
133,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	169,921	0.1
100,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	118,278	0.1
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	38,322	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	163,053	0.1
159,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	203,549	0.1
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	434,819	0.2
103,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	121,471	0.1
152,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	183,676	0.1
244,000		Eversource Energy, 2.900%, 10/01/2024	264,334	0.1
114,000		Eversource Energy, 3.450%, 01/15/2050	128,331	0.1
193,000		Exelon Corp., 4.950%, 06/15/2035	239,160	0.1
434,000		Exelon Corp., 5.150%, 12/01/2020	434,000	0.2
180,000		FirstEnergy Corp., 2.850%, 07/15/2022	184,608	0.1
644,000		FirstEnergy Corp., 3.900%, 07/15/2027	708,742	0.4
355,000		Florida Power & Light Co., 0.641%, (US0003M + 0.380%), 07/28/2023	355,276	0.2
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	121,350	0.1
70,000		Georgia Power Co., 4.300%, 03/15/2042	83,874	0.0
97,000		Georgia Power Co., 4.300%, 03/15/2043	115,607	0.1
51,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	72,240	0.0
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	434,083	0.2
161,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	182,759	0.1
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	349,678	0.2
253,000		MidAmerican Energy Co., 4.400%, 10/15/2044	321,277	0.2
118,000		Mississippi Power Co., 4.250%, 03/15/2042	139,804	0.1
45,000		Mississippi Power Co., 4.750%, 10/15/2041	52,528	0.0
206,000	(2)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	222,850	0.1
107,000	(2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	121,648	0.1
256,000		Northern States Power Co/MN, 2.600%, 06/01/2051	260,570	0.1
400,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	391,640	0.2
230,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	230,521	0.1
175,000		PacifiCorp, 4.100%, 02/01/2042	212,604	0.1
52,000		PacifiCorp, 4.150%, 02/15/2050	65,167	0.0
108,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	117,420	0.1
398,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	431,074	0.2
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	173,722	0.1
327,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	356,843	0.2
65,000		Southern California Edison Co., 3.650%, 02/01/2050	67,895	0.0
132,000		Southern California Edison Co., 4.050%, 03/15/2042	142,593	0.1
149,000		Southern California Edison Co., 4.125%, 03/01/2048	163,421	0.1
105,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	127,180	0.1

See Accompanying Notes to Financial Statements

13

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	234,522	0.1
713,000	(2) Southern Co/The, 4.000%, 01/15/2051	715,786	0.4
130,000	Southwestern Public Service Co., 3.150%, 05/01/2050	140,266	0.1
231,000	Tucson Electric Power Co., 4.000%, 06/15/2050	277,380	0.2
		17,821,731	9.5

	Total Corporate Bonds/Notes
	(Cost $165,807,684)	175,536,839	93.0

U.S. TREASURY OBLIGATIONS: 4.6%
	U.S. Treasury Bonds: 2.8%
3,313,000	0.625%,08/15/2030	3,294,105	1.8
80,000	1.125%,08/15/2040	78,519	0.0
2,004,000	1.250%,05/15/2050	1,899,573	1.0
		5,272,197	2.8

	U.S. Treasury Notes: 1.8%
302,000	0.125%,09/30/2022	301,976	0.2
245,000	0.125%,08/15/2023	244,780	0.1
19,000	0.125%,09/15/2023	18,983	0.0
2,707,000	0.250%,09/30/2025	2,703,510	1.4
219,000	0.375%,09/30/2027	217,546	0.1
–	0.500%,08/31/2027	–	–
5,000	0.625%,05/15/2030	4,983	0.0
		3,491,778	1.8

	Total U.S. Treasury Obligations
	(Cost $8,778,791)	8,763,975	4.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
	Utilities: 0.3%
20,000	(4) Southern Company	527,200	0.3

	Total Preferred Stock
	(Cost $500,000)	527,200	0.3

	Total Long-Term Investments
	(Cost $175,086,475)	184,828,014	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
706,173	(5) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $706,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $720,296, due 11/27/20-11/01/59)
	(Cost $706,173)	706,173	0.4

	Total Short-Term Investments
	(Cost $706,173)	706,173	0.4

	Total Investments in Securities (Cost $175,792,648)	$ 185,534,187	98.3
	Assets in Excess of Other Liabilities	3,120,600	1.7
	Net Assets	$ 188,654,787	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Argentina: 2.1%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$ 439,755	0.4
1,000,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	1,047,395	1.0
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	780,670	0.7
			2,267,820	2.1

		Brazil: 10.7%
900,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	920,259	0.9
750,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	791,257	0.7
600,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	614,706	0.6
500,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	515,630	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	587,818	0.5
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	193,000	0.2
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	514,250	0.5
1,040,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,042,600	1.0
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	282,815	0.3
500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	509,125	0.5
1,125,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	985,500	0.9
400,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	421,500	0.4
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	748,877	0.7
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	312,078	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	520,630	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	276,188	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	889,200	0.8
750,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	843,758	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	355,413	0.3
			11,324,604	10.7

		Chile: 4.9%
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	718,159	0.7
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	636,150	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	222,659	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	760,965	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	551,000	0.5
750,000	(1)	Falabella SA, 3.750%, 10/30/2027	792,375	0.8
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	473,288	0.4
1,000,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,035,500	1.0
			5,190,096	4.9

		China: 5.1%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,668,352	1.6
350,000		China Evergrande Group, 8.750%, 06/28/2025	273,862	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,104,375	1.0
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	571,053	0.5
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	714,990	0.7
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,046,805	1.0
			5,379,437	5.1

		Colombia: 5.8%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	518,443	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	368,501	0.3
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	730,312	0.7
540,000		Ecopetrol SA, 5.375%, 06/26/2026	597,375	0.6
250,000		Ecopetrol SA, 5.875%, 05/28/2045	272,812	0.3
700,000		Ecopetrol SA, 6.875%, 04/29/2030	839,125	0.8
500,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	520,107	0.5
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	720,927	0.7

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

900,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	935,325	0.9
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	566,255	0.5
			6,069,182	5.8

		Ghana: 0.3%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	208,000	0.2
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	94,000	0.1
			302,000	0.3

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	200,649	0.2

		India: 6.3%
1,100,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,108,976	1.0
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,080,671	1.0
500,000	(1)	Bharti Airtel Ltd., 4.375%, 06/10/2025	529,503	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	509,531	0.5
2,000,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,198,745	2.1
1,000,000	(1)	Vedanta Resources Ltd., 6.375%, 07/30/2022	812,510	0.8
600,000		Vedanta Resources Ltd., 7.125%, 05/31/2023	457,800	0.4
			6,697,736	6.3

		Indonesia: 3.7%
1,100,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	951,500	0.9
1,200,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,246,087	1.2
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	594,583	0.6
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,081,060	1.0
			3,873,230	3.7

		Israel: 4.3%
900,000		Altice Financing SA, 7.500%, 05/15/2026	953,802	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	803,000	0.8
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	570,250	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	573,763	0.5
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	479,045	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,105,469	1.1
			4,485,329	4.3

		Kazakhstan: 2.9%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	302,953	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,925,790	1.8
850,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	859,829	0.8
			3,088,572	2.9

		Kuwait: 3.2%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	1,047,930	1.0
775,000	(1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	907,722	0.9
1,400,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,386,763	1.3
			3,342,415	3.2

		Macau: 1.4%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,529,686	1.4

		Malaysia: 1.0%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,099,880	1.0

		Mexico: 7.8%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	939,336	0.9
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	493,320	0.5
800,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	782,600	0.7
162,000		Cemex Finance LLC, 6.000%, 04/01/2024	166,035	0.1
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	527,500	0.5
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	855,227	0.8
500,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	540,947	0.5
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	525,250	0.5
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	517,350	0.5
680,000	(1)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	735,121	0.7
500,000	(1)	Petroleos Mexicanos, 6.950%, 01/28/2060	383,138	0.4
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	690,163	0.6
50,000		Southern Copper Corp., 5.250%, 11/08/2042	63,041	0.1

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

600,000	(3)	Southern Copper Corp., 5.875%, 04/23/2045	813,430	0.8
125,000		Southern Copper Corp., 6.750%, 04/16/2040	179,640	0.2
			8,212,098	7.8

		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	529,317	0.5
750,000		OCP SA, 5.625%, 04/25/2024	816,031	0.8
500,000		OCP SA, 6.875%, 04/25/2044	636,116	0.6
			1,981,464	1.9

		MULTI: 0.4%
118,522	(1)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.000%, 12/31/2026	91,854	0.1
296,895	(1)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.750%, 05/25/2024	299,122	0.3
			390,976	0.4

		Oman: 0.5%
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	220,780	0.2
350,000	(3)	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	348,229	0.3
			569,009	0.5

		Panama: 2.5%
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	849,544	0.8
715,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	708,386	0.7
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	1,041,325	1.0
			2,599,255	2.5

		Peru: 4.5%
1,050,000	(1),(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,055,124	1.0
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	522,130	0.5
725,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	732,612	0.7
775,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	785,850	0.8
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	574,475	0.5
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	313,469	0.3
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	209,375	0.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	523,437	0.5
			4,716,472	4.5

		Philippines: 0.9%
750,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	940,131	0.9

		Russia: 8.7%
1,000,000	(1),(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	989,460	0.9
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	818,681	0.8
400,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	445,908	0.4
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	891,780	0.8
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	820,570	0.8
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	266,156	0.3
250,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	265,843	0.3
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	531,305	0.5
550,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	565,821	0.5
1,000,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	1,017,205	1.0
500,000	(1),(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	472,092	0.4
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	1,038,235	1.0
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,061,898	1.0
			9,184,954	8.7

		Saudi Arabia: 1.7%
900,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,050,542	1.0
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	721,397	0.7
			1,771,939	1.7

		Singapore: 1.7%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	985,547	0.9
800,000	(1),(2),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	798,981	0.8
			1,784,528	1.7

		South Africa: 2.3%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,052,939	1.0

See Accompanying Notes to Financial Statements

17

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	484,390	0.5
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	844,816	0.8
			2,382,145	2.3

		South Korea: 2.6%
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	574,742	0.6
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,127,587	2.0
			2,702,329	2.6

		Thailand: 2.6%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	898,783	0.8
800,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	802,368	0.8
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,081,092	1.0
			2,782,243	2.6

		Turkey: 3.3%
775,000	(1)	Akbank T.A.S., 6.800%, 02/06/2026	752,652	0.7
475,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	482,530	0.5
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	563,668	0.5
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	523,560	0.5
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	714,532	0.7
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	451,803	0.4
			3,488,745	3.3

		Ukraine: 0.7%
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	716,235	0.7

		United Arab Emirates: 2.4%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,149,975	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	877,450	0.8
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	531,875	0.5
			2,559,300	2.4

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	750,206	0.7

	Total Corporate Bonds/Notes
	(Cost $98,277,135)		102,382,665	97.1

SOVEREIGN BONDS: 1.2%
		Egypt: 0.4%
400,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	411,351	0.4

		Ghana: 0.5%
550,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	497,055	0.5

		Nigeria: 0.3%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	382,192	0.3

	Total Sovereign Bonds
	(Cost $1,350,000)		1,290,598	1.2

	Total Long-Term Investments
	(Cost $99,627,135)		103,673,263	98.3

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreements: 1.0%
34,907	(4)	Citibank N.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $34,907, collateralized by various U.S. Government Securities, 0.125%-7.875%, Market Value plus accrued interest $35,605, due 02/15/21-02/15/45)	34,907	0.0
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	1.0

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $1,034,907)		1,034,907	1.0

	Total Investments in Securities (Cost $100,662,042)		$ 104,708,170	99.3
	Assets in Excess of Other Liabilities		740,636	0.7
	Net Assets		$ 105,448,806	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

18

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.8%
		Argentina: 0.2%
300,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	$ 314,218	0.2

		Brazil: 2.7%
600,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	613,506	0.3
1,590,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,593,975	0.9
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,380,938	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,185,600	0.7
			4,774,019	2.7

		Chile: 3.2%
900,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	1,003,212	0.6
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,306,697	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	898,435	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,126,908	1.2
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	326,474	0.2
			5,661,726	3.2

		China: 1.7%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,941,582	1.1
1,000,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,101,899	0.6
			3,043,481	1.7

		Colombia: 1.2%
1,250,000		Ecopetrol SA, 6.875%, 04/29/2030	1,498,437	0.9
550,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	571,588	0.3
			2,070,025	1.2

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,015,000	0.6

		Indonesia: 4.7%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	815,801	0.5
975,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	843,375	0.5
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	778,804	0.4
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,075,384	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,169,871	0.7
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	810,795	0.4
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,162,120	1.2
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	653,750	0.4
			8,309,900	4.7

		Kazakhstan: 1.5%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,116,400	0.6
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	594,925	0.3
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	960,000	0.6
			2,671,325	1.5

		Kuwait: 0.3%
600,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	594,327	0.3

		Malaysia: 1.9%
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	959,809	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,406,066	1.4
			3,365,875	1.9

		Mexico: 5.5%
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	493,320	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,071,145	0.6
2,225,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	2,176,606	1.2
1,000,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	1,081,895	0.6
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	517,350	0.3
450,000		Petroleos Mexicanos, 4.500%, 01/23/2026	400,027	0.2
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	260,122	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	933,970	0.5

See Accompanying Notes to Financial Statements

19

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	448,125	0.3
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	385,803	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,225,275	0.7
1,000,000	(1)	Petroleos Mexicanos, 6.950%, 01/28/2060	766,275	0.4
			9,759,913	5.5

		Panama: 3.0%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,364,419	0.8
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,248,055	0.7
1,250,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	1,238,437	0.7
1,200,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,392,054	0.8
			5,242,965	3.0

		Peru: 2.5%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	522,130	0.3
1,350,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	1,364,175	0.8
500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	523,437	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	523,437	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	270,378	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,153,750	0.6
			4,357,307	2.5

		Russia: 1.2%
1,250,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,393,406	0.8
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	794,100	0.4
			2,187,506	1.2

		Saudi Arabia: 0.8%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,459,086	0.8

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,009,615	0.6

		Thailand: 0.5%
875,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	877,590	0.5

		Ukraine: 0.3%
475,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	453,616	0.3

		United Arab Emirates: 0.4%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	780,938	0.4

		Venezuela: 0.0%
1,000,000	(3),(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	27,500	0.0
1,750,000	(3),(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	48,125	0.0
			75,625	0.0

	Total Corporate Bonds/Notes
	(Cost $56,027,241)		58,024,057	32.8

SOVEREIGN BONDS: 61.5%
		Angola: 0.6%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	596,217	0.3
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	437,145	0.3
			1,033,362	0.6

		Argentina: 1.8%
1,883,778	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	790,245	0.4
4,906,220	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	1,854,600	1.1
701,019	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 2.000% on 07/09/2021), 01/09/2038	302,840	0.2
374,361		Argentine Republic Government International Bond, 1.000%, 07/09/2029	171,461	0.1
			3,119,146	1.8

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	525,454	0.3

		Bahrain: 1.2%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,198,724	1.2

		Belarus: 0.4%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	656,382	0.4

See Accompanying Notes to Financial Statements

20

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

		Colombia: 3.5%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	508,938	0.3
2,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	2,082,000	1.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	2,045,312	1.1
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	642,500	0.4
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	846,051	0.5
			6,124,801	3.5

		Costa Rica: 1.4%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,064,250	0.6
1,500,000		Costa Rica Government International Bond, 6.125%, 02/19/2031	1,415,625	0.8
			2,479,875	1.4

		Croatia: 0.3%
500,000		Croatia Government International Bond, 5.500%, 04/04/2023	554,230	0.3

		Dominican Republic: 5.4%
1,500,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,495,500	0.8
1,250,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,332,812	0.8
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	795,375	0.5
2,000,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,900,000	1.1
1,500,000	(6)	Dominican Republic International Bond, 6.000%, 07/19/2028	1,617,840	0.9
600,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	660,087	0.4
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,672,500	0.9
			9,474,114	5.4

		Ecuador: 1.1%
800,850	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	544,586	0.3
1,807,845	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	1,007,892	0.6
717,550	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 07/31/2021), 07/31/2040	361,466	0.2
203,087	(1),(7)	Ecuador Government International Bond, 7.850%, 07/31/2030	95,207	0.0
			2,009,151	1.1

		Egypt: 3.6%
750,000	(1),(6)	Egypt Government International Bond, 5.875%, 06/11/2025	771,213	0.4
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,053,640	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,131,215	0.6
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	679,857	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,711,412	1.0
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,093,289	0.6
			6,440,626	3.6

		El Salvador: 0.5%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	866,000	0.5

		Gabon: 0.2%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	448,494	0.2

		Ghana: 2.4%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,670,217	0.9
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	1,693,800	1.0
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	844,375	0.5
			4,208,392	2.4

		Honduras: 0.5%
250,000		Honduras Government International Bond, 5.625%, 06/24/2030	268,625	0.2
500,000		Honduras Government International Bond, 6.250%, 01/19/2027	549,500	0.3
			818,125	0.5

		Hungary: 0.5%
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	896,017	0.5

See Accompanying Notes to Financial Statements

21

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

		Indonesia: 4.1%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	559,156	0.3
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	356,532	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,587,495	0.9
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,004,727	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,073,150	0.6
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,689,930	1.0
			7,270,990	4.1

		Ivory Coast: 0.8%
1,452,500	(2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,350,593	0.8

		Jamaica: 1.2%
1,200,000		Jamaica Government International Bond, 7.875%, 07/28/2045	1,527,600	0.8
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	650,250	0.4
			2,177,850	1.2

		Jordan: 0.5%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	973,395	0.5

		Kazakhstan: 1.5%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,723,402	1.5

		Kenya: 0.9%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	509,810	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	494,113	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	593,893	0.3
			1,597,816	0.9

		Lebanon: 0.4%
2,000,000	(3)	Lebanon Government International Bond, 6.100%, 10/04/2022	347,000	0.2
2,000,000	(3)	Lebanon Government International Bond, 6.850%, 03/23/2027	330,240	0.2
			677,240	0.4

		Mexico: 1.6%
940,000		Mexico Government International Bond, 3.250%, 04/16/2030	961,629	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	777,979	0.4
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,121,375	0.6
			2,860,983	1.6

		Morocco: 0.2%
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	311,250	0.2

		Namibia: 0.3%
500,000		Namibia International Bonds, 5.500%, 11/03/2021	506,463	0.3

		Nigeria: 1.1%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	955,480	0.5
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	452,188	0.3
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	526,487	0.3
			1,934,155	1.1

		Oman: 1.0%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	461,281	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	739,611	0.4
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	615,228	0.3
			1,816,120	1.0

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	500,352	0.3

		Panama: 2.4%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	567,423	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	629,375	0.4
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,819,431	1.0
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,231,848	0.7
			4,248,077	2.4

See Accompanying Notes to Financial Statements

22

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

		Paraguay: 1.1%
200,000		Paraguay Government International Bond, 4.625%, 01/25/2023	212,000	0.1
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	856,875	0.5
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	803,407	0.5
			1,872,282	1.1

		Peru: 0.8%
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	542,380	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	798,397	0.5
			1,340,777	0.8

		Philippines: 1.5%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,062,480	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,524,452	0.9
			2,586,932	1.5

		Poland: 0.5%
750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	847,444	0.5

		Qatar: 2.1%
1,350,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,566,915	0.9
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	585,620	0.3
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	967,511	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	674,863	0.4
			3,794,909	2.1

		Romania: 1.6%
1,500,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,543,125	0.9
750,000	(1)	Romanian Government International Bond, 4.000%, 02/14/2051	776,250	0.4
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	488,875	0.3
			2,808,250	1.6

		Russia: 2.7%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,339,212	0.8
1,800,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,066,904	1.2
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,327,088	0.7
			4,733,204	2.7

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	494,818	0.3

		South Africa: 1.7%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,870,262	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	425,644	0.2
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	731,512	0.4
			3,027,418	1.7

		Sri Lanka: 1.3%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	405,000	0.2
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,412,500	0.8
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	517,500	0.3
			2,335,000	1.3

		Turkey: 3.6%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	871,492	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	456,713	0.3
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	874,792	0.5
1,300,000		Turkey Government International Bond, 5.750%, 03/22/2024	1,280,532	0.7
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,813,560	1.0
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,031,891	0.6
			6,328,980	3.6

		Ukraine: 2.3%
1,111,000		Ukraine Government International Bond, 7.253%, 03/15/2033	1,026,342	0.6
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	612,440	0.3

See Accompanying Notes to Financial Statements

23

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

346,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2022	355,492	0.2
346,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2023	352,860	0.2
346,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2024	348,162	0.2
346,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2025	347,884	0.2
346,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2026	345,121	0.2
225,000	(1) Ukraine Government International Bond, 7.750%, 09/01/2027	223,427	0.1
500,000	Ukraine Government International Bond, 9.750%, 11/01/2028	542,175	0.3
		4,153,903	2.3

	Uruguay: 1.6%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,737,840	1.0
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	297,891	0.2
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	780,273	0.4
		2,816,004	1.6

	Venezuela: 0.1%
1,250,000	(3) Venezuela Government International Bond, 9.250%, 09/15/2027	100,000	0.1

	Zambia: 0.3%
750,000	(1) Zambia Government International Bond, 8.500%, 04/14/2024	373,198	0.2
500,000	(1) Zambia Government International Bond, 8.970%, 07/30/2027	246,615	0.1
		619,813	0.3

	Total Sovereign Bonds
	(Cost $110,291,375)	108,661,313	61.5

U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Notes: 0.0%
18,000	1.750%,01/31/2023	18,673	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)	18,673	0.0

	Total Long-Term Investments
	(Cost $166,336,616)	166,704,043	94.3

SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreements: 1.1%
912,666	(8) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $912,668, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $930,919, due 11/27/20-11/01/59)	912,666	0.5
1,000,000	(8) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $1,912,666)	1,912,666	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
4,000,000	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	4,000,000	2.3
3,741,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	3,741,000	2.1
	Total Mutual Funds
	(Cost $7,741,000)	7,741,000	4.4

	Total Short-Term Investments
	(Cost $9,653,666)	9,653,666	5.5

	Total Investments in Securities (Cost $175,990,282)	$ 176,357,709	99.8
	Assets in Excess of Other Liabilities	366,029	0.2
	Net Assets	$ 176,723,738	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	Defaulted security.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Fund held restricted securities with a fair value of $75,625 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(6)	Security, or a portion of the security, is on loan.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2020.

See Accompanying Notes to Financial Statements

24

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 89.7%
		Brazil: 9.4%
BRL	10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$ 2,120,982	2.5
BRL	16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,269,675	3.9
BRL	10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,133,007	2.5
BRL	2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	421,223	0.5
			7,944,887	9.4

		Chile: 1.8%
CLP	115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	168,670	0.2
CLP	885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,355,433	1.6
			1,524,103	1.8

		China: 5.4%
CNY	13,100,000	China Government Bond, 3.250%, 06/06/2026	1,944,926	2.3
CNY	15,000,000	China Government Bond, 3.250%, 11/22/2028	2,215,609	2.6
CNY	2,560,000	China Government Bond, 3.290%, 05/23/2029	378,703	0.5
			4,539,238	5.4

		Colombia: 4.4%
COP	4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,354,933	1.6
COP	2,767,700,000	Colombian TES, 7.000%, 06/30/2032	784,101	0.9
COP	2,265,000,000	Colombian TES, 7.500%, 08/26/2026	682,594	0.8
COP	2,962,200,000	Colombian TES, 7.750%, 09/18/2030	895,038	1.1
			3,716,666	4.4

		Czech Republic: 4.0%
CZK	15,900,000	Czech Republic Government Bond, 0.950%, 05/15/2030	698,480	0.8
CZK	29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,305,156	1.6
CZK	5,090,000	Czech Republic Government Bond, 2.000%, 10/13/2033	248,419	0.3
CZK	23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,115,411	1.3
			3,367,466	4.0

		Dominican Republic: 0.2%
DOP	8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	137,426	0.2

		Hungary: 2.6%
HUF	419,030,000	Hungary Government Bond, 3.000%, 06/26/2024	1,429,777	1.7
HUF	230,000,000	Hungary Government Bond, 3.000%, 10/27/2027	795,877	0.9
			2,225,654	2.6

		Indonesia: 8.2%
IDR	5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	378,142	0.4
IDR	14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	980,142	1.2
IDR	18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,228,481	1.5
IDR	11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	827,905	1.0
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,312,617	1.5
IDR	16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,185,820	1.4
IDR	13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	982,772	1.2
			6,895,879	8.2

		Malaysia: 5.0%
MYR	2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	683,217	0.8
MYR	10,865,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,821,258	3.3
MYR	2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	552,913	0.7
MYR	608,000	Malaysia Government Bond, 4.762%, 04/07/2037	170,443	0.2
			4,227,831	5.0

		Mexico: 10.8%
MXN	73,034,500	Mexican Bonos, 7.250%, 12/09/2021	3,413,850	4.1
MXN	12,170,000	Mexican Bonos, 7.500%, 06/03/2027	612,317	0.7
MXN	37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,934,754	2.3
MXN	1,470,000	Mexican Bonos, 7.750%, 11/13/2042	72,044	0.1

See Accompanying Notes to Financial Statements

25

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

MXN	26,101,000	Mexican Bonos, 8.500%, 11/18/2038	1,384,711	1.6
MXN	9,080,000	Mexican Bonos, 10.000%, 11/20/2036	547,830	0.7
MXN	20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,114,805	1.3
			9,080,311	10.8

		Peru: 3.6%
PEN	1,972,000	Peru Government Bond, 5.400%, 08/12/2034	573,365	0.7
PEN	44,000	Peru Government Bond, 6.150%, 08/12/2032	14,033	0.0
PEN	3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,244,151	1.5
PEN	372,000	Peru Government Bond, 6.850%, 02/12/2042	119,891	0.1
PEN	3,309,000	Peru Government Bond, 6.900%, 08/12/2037	1,096,650	1.3
			3,048,090	3.6

		Philippines: 0.3%
PHP	10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	265,893	0.3

		Poland: 4.7%
PLN	6,749,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	1,915,717	2.3
PLN	6,921,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,004,644	2.4
			3,920,361	4.7

		Romania: 4.8%
RON	3,370,000	Romania Government Bond, 3.250%, 04/29/2024	813,846	1.0
RON	2,965,000	Romania Government Bond, 4.250%, 06/28/2023	734,392	0.9
RON	7,265,000	Romania Government Bond, 5.000%, 02/12/2029	1,946,681	2.3
RON	1,930,000	Romania Government Bond, 5.800%, 07/26/2027	532,957	0.6
			4,027,876	4.8

		Russia: 7.3%
RUB	31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	439,796	0.5
RUB	102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,465,519	1.7
RUB	168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,429,543	2.9
RUB	66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,012,533	1.2
RUB	57,407,000	Russian Federal Bond - OFZ, 7.650%, 04/10/2030	817,499	1.0
			6,164,890	7.3

		South Africa: 4.8%
ZAR	22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR	50,802,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,382,164	2.8
ZAR	12,216,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	610,955	0.7
ZAR	22,548,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,079,563	1.3
			4,072,683	4.8

		South Korea: 1.3%
IDR	15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,097,187	1.3

		Thailand: 6.8%
THB	21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	769,161	0.9
THB	29,457,000	Thailand Government Bond, 3.400%, 06/17/2036	1,148,564	1.4
THB	11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	437,263	0.5
THB	64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,537,491	3.0
THB	19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	801,510	1.0
			5,693,989	6.8

		Turkey: 4.0%
TRY	11,992,000	Turkey Government Bond, 7.100%, 03/08/2023	1,369,583	1.6
TRY	6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	661,388	0.8
TRY	3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	477,216	0.6
TRY	4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	590,799	0.7
TRY	1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	151,295	0.2
TRY	900,000	Turkey Government Bond, 12.200%, 01/18/2023	115,490	0.1
			3,365,771	4.0

See Accompanying Notes to Financial Statements

26

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2020 (Unaudited) (Continued)

		Uruguay: 0.3%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	245,345	0.3

		Total Sovereign Bonds
		(Cost $81,452,623)	75,561,546	89.7

SUPRANATIONAL BONDS: 2.9%
		Supranational: 2.6%
PLN	2,402,000	European Investment Bank, 3.000%, 05/24/2024	679,792	0.8
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/2026	462,609	0.6
ZAR	15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,035,163	1.2
			2,177,564	2.6

		Turkey: 0.3%
TRY	2,000,000	European Investment Bank, 9.125%, 10/07/2020	258,957	0.3

		Total Supranational Bonds
		(Cost $2,669,980)	2,436,521	2.9

		Total Long-Term Investments
		(Cost $84,122,603)	77,998,067	92.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		Mutual Funds: 6.1%
2,326,000		(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	2,326,000	2.8
2,794,000		(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	2,794,000	3.3

		Total Short-Term Investments
		(Cost $5,120,000)	5,120,000	6.1

		Total Investments in Securities (Cost $89,242,603)	$ 83,118,067	98.7
		Assets in Excess of Other Liabilities	1,127,326	1.3
		Net Assets	$ 84,245,393	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 41.3%
748,919	(1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.870%, 09/25/2044	$ 760,604	0.1
1,401,664	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.795%, 01/25/2045	1,331,381	0.1
1,357,883	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.616%, 04/25/2045	1,398,687	0.1
1,196,508	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.575%, 06/25/2045	1,207,767	0.1
884,600	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.755%, 12/25/2045	908,922	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.755%, 12/25/2045	586,448	0.1
1,764,208	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.782%, 03/25/2046	1,823,551	0.2
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.782%, 03/25/2046	968,010	0.1
594,159		Alternative Loan Trust 2004-32CB 2A2, 0.548%, (US0001M + 0.400%), 02/25/2035	528,608	0.0
906,008		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	872,904	0.1
2,723,755		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	2,157,399	0.2
440,362		Alternative Loan Trust 2005-31 1A1, 0.708%, (US0001M + 0.560%), 08/25/2035	406,569	0.0
336,007		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	308,308	0.0
572,007		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	466,415	0.0
370,001		Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400%), 08/25/2036	197,607	0.0
783,248		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	538,999	0.1
510,216		Alternative Loan Trust 2007-18CB 1A7, 0.618%, (US0001M + 0.470%), 08/25/2037	217,457	0.0
1,423,152		Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170%), 05/25/2047	1,308,459	0.1
2,159,949	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,203,782	0.2
249,381	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.219%, 01/25/2036	241,296	0.0
210,242	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.502%, 05/25/2035	208,814	0.0
397,665	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.244%, 09/25/2035	369,507	0.0
1,895,193	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.661%, 11/25/2035	1,470,298	0.1
574,917	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	583,243	0.1
183,144	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.246%, 09/25/2036	166,275	0.0
114,773	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.503%, 02/25/2037	112,460	0.0
374,316	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.735%, 11/25/2034	372,016	0.0
592,832		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	465,564	0.0
490,910		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	395,386	0.0
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,050,009	0.1
492,967	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	510,251	0.0
299,307	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	310,615	0.0
1,017,223	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,037,047	0.1
923,426	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	937,444	0.1
965,182	(1),(2)	CIM Trust 2019-J1 B3, 4.023%, 08/25/2049	971,715	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	512,909	0.0
3,023,000	(1),(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	3,119,437	0.3
996,561	(1),(2)	CIM Trust 2020-J1 B3, 3.465%, 07/25/2050	964,834	0.1
341,497	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.851%, 03/25/2036	302,556	0.0
367,919	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	354,391	0.0

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,072,414	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.468%, 08/25/2036	955,230	0.1
1,002,075		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,027,716	0.1
221,682		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	223,750	0.0
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,231	0.1
1,894,335	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,910,757	0.2
3,300,000	(1),(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	3,325,318	0.3
2,900,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	2,841,062	0.2
1,273,786	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,289,574	0.1
608,035	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.397%, 05/25/2043	611,310	0.1
706,935	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.640%, 10/25/2043	713,672	0.1
726,397	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.665%, 11/25/2043	732,344	0.1
688,600	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.695%, 04/25/2044	699,300	0.1
750,773	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.119%, 07/25/2044	768,984	0.1
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	502,849	0.0
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,728,507	0.2
3,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	3,059,293	0.3
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,216,079	0.1
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,014,670	0.2
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,414,171	0.3
1,000,000	(2)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,006,068	0.1
495,188	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.264%, 06/27/2037	487,846	0.0
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	3,654,632	0.3
1,127,573		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250%), 04/25/2029	1,157,733	0.1
1,458,571		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	1,497,959	0.1
588,731		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	606,435	0.1
465,003		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	483,586	0.0
1,498,079		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	1,550,971	0.1
2,138,256		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	2,218,087	0.2
2,475,996		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	2,556,579	0.2
2,409,273		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	2,444,749	0.2
2,507,542		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	2,505,447	0.2

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,827,926		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	1,822,454	0.2
4,271,292		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	4,229,641	0.4
2,626,669		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	2,587,812	0.2
1,724,385		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	1,714,411	0.2
1,564,021		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	1,566,968	0.1
3,649,798		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	3,546,724	0.3
2,311,571		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	2,276,541	0.2
3,062,989		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	3,021,987	0.3
3,807,864		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	3,751,394	0.3
966,333		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	952,845	0.1
2,780,841		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	2,743,460	0.2
2,205,562		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	2,185,509	0.2
3,204,644	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	3,197,174	0.3
934,577	(2)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	934,443	0.1
4,831,990	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	4,825,174	0.4
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	881,563	0.1
2,200,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	2,168,105	0.2
4,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	3,927,187	0.3
465,233		Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900%), 10/25/2028	493,165	0.0
2,563,773	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	2,496,363	0.2
908,868	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	919,082	0.1
950,743	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	988,579	0.1
1,466,966	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	1,491,133	0.1
2,072,526	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.530%, 09/25/2048	2,166,898	0.2
960,837	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	975,535	0.1
963,532	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.995%, 10/25/2048	990,788	0.1

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,204,925	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,249,209	0.1
983,997	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	1,007,651	0.1
4,951,343	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	4,819,494	0.4
2,467,774	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.332%, 03/25/2050	2,379,011	0.2
977,362	(1),(2)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	994,723	0.1
3,000,000	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	2,936,500	0.3
3,700,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	3,729,495	0.3
9,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	9,238,082	0.8
2,800,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	2,775,921	0.2
1,500,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	1,515,011	0.1
1,700,000	(2)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	1,661,612	0.1
2,200,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	2,155,419	0.2
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	3,540,683	0.3
3,676,432		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	3,839,411	0.3
1,366,034		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550%), 07/25/2028	1,453,917	0.1
2,417,306		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.148%, (US0001M + 5.000%), 12/25/2028	2,503,979	0.2
837,886		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.498%, (US0001M + 6.350%), 09/25/2028	875,226	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	260,637	0.0
2,426,908		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250%), 07/25/2029	2,495,979	0.2
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	4,662,220	0.4
3,135,615		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	3,110,695	0.3
1,985,913		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	2,006,179	0.2
959,195		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	945,855	0.1
795,422		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	786,080	0.1
2,666,151	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	2,633,986	0.2
2,700,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.898%, (US0001M + 3.750%), 08/25/2050	2,750,020	0.2
1,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.302%, (US0001M + 3.150%), 09/25/2050	1,403,748	0.1
416,095	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	434,708	0.0

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,569,460	(1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,612,170	0.1
981,556	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	984,434	0.1
2,000,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,122,162	0.2
966,267	(2)	GCAT 2020-NQM2 A2 Trust, 2.272%, 04/25/2065	981,010	0.1
762,698	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	778,122	0.1
1,296,586	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,353,238	0.1
1,000,000	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,050,457	0.1
2,170,328	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.667%, 05/01/2050	2,119,571	0.2
255,551	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	263,643	0.0
967,787	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.315%, 08/25/2049	1,033,739	0.1
750,892	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	775,409	0.1
976,460	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.486%, 11/25/2049	1,067,210	0.1
1,210,237	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	1,246,156	0.1
981,311	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	1,082,698	0.1
3,645,570	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.096%, 03/25/2050	3,881,303	0.3
3,057,764	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.096%, 03/25/2050	3,142,976	0.3
1,000,000	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	1,023,594	0.1
966,315	(1),(2)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	970,837	0.1
132,110	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.083%, 10/25/2035	98,950	0.0
345,237	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.783%, 01/25/2036	344,051	0.0
831,822		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.306%, (US0001M + 0.150%), 01/25/2047	749,955	0.1
1,080,741		HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190%), 09/19/2037	1,008,677	0.1
1,665,298	(1),(2)	Homeward Opportunities Fund I Trust 2018-1 A1, 3.766%, 06/25/2048	1,675,144	0.1
3,000,000	(1),(2)	Homeward Opportunities Fund I Trust 2020-2 A2, 2.635%, 05/25/2065	3,089,634	0.3
3,464,204		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.358%, (US0001M + 0.210%), 02/25/2046	2,797,975	0.2
2,540,330	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.507%, 05/25/2050	2,676,539	0.2
3,072,580	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.933%, 10/25/2049	3,240,696	0.3
508,000	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	521,667	0.0
2,491,108	(1),(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,575,151	0.2
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,037,334	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	1,023,633	0.1
2,616,786	(1),(2)	JP Morgan Trust 2015-1 B3, 2.140%, 12/25/2044	2,666,849	0.2
980,821	(1),(2)	JP Morgan Trust 2015-1 B4, 2.140%, 12/25/2044	982,193	0.1
2,371,232	(1),(2)	JP Morgan Trust 2015-5 B3, 2.633%, 05/25/2045	2,382,562	0.2
428,637	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	440,335	0.0
294,687	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	304,321	0.0
971,822	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.625%, 08/25/2049	1,076,468	0.1

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

971,822	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.625%, 08/25/2049	1,009,870	0.1
1,260,763	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,298,113	0.1
1,265,158	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.897%, 06/25/2049	1,337,314	0.1
605,447		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	471,693	0.0
171,659	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.672%, 05/25/2037	157,574	0.0
1,198,629		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	791,974	0.1
2,931,058	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.723%, 01/25/2044	2,931,499	0.3
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.946%, 10/25/2029	731,382	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	971,175	0.1
3,676,036	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	3,657,067	0.3
1,064,466	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,096,801	0.1
921,353	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	960,808	0.1
1,412,485	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.932%, 11/25/2048	1,483,499	0.1
1,412,485	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.932%, 11/25/2048	1,460,978	0.1
2,185,053	(1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	2,127,772	0.2
966,410	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.128%, 10/26/2048	935,879	0.1
1,415,510	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	1,434,295	0.1
1,532,981	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.751%, 09/25/2048	1,551,241	0.1
2,172,118	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.751%, 09/25/2048	2,189,051	0.2
1,045,277	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.752%, 10/25/2048	1,080,900	0.1
2,185,579	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	2,251,060	0.2
3,450,012	(1),(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	3,625,515	0.3
1,541,986	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	1,607,604	0.1
1,800,545	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	1,920,913	0.2
1,921,175	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.184%, 01/25/2049	1,991,724	0.2
960,587	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.184%, 01/25/2049	991,397	0.1
960,873	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.442%, 02/25/2049	1,037,550	0.1
960,873	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	1,007,788	0.1
1,452,136	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.776%, 04/25/2049	1,589,666	0.1
821,062	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	848,767	0.1
129,685	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	133,555	0.0
3,284,695	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.492%, 11/25/2049	3,636,849	0.3
2,016,318	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.492%, 11/25/2049	2,197,208	0.2
979,765	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	1,055,999	0.1
1,959,531	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	2,108,237	0.2
2,021,382	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	2,074,336	0.2
3,026,022	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.182%, 02/25/2050	2,933,818	0.3
2,932,071	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.432%, 12/31/2049	2,837,219	0.2
2,509,534	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,618,663	0.2
1,473,319	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.190%, 03/25/2050	1,532,276	0.1
2,924,048	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.440%, 03/25/2050	2,980,053	0.3
1,702,793	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.094%, 10/25/2049	1,786,447	0.2
1,956,343	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	2,010,968	0.2
847,748	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	878,444	0.1
3,457,294	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.513%, 05/25/2050	3,473,157	0.3
1,958,855	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.797%, 12/25/2049	2,105,908	0.2

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,958,855	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	2,040,629	0.2
340,277	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	349,916	0.0
985,054	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.552%, 12/31/2049	1,044,979	0.1
2,462,636	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.552%, 12/31/2049	2,525,702	0.2
1,712,533	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,761,811	0.2
1,484,718	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	1,586,810	0.1
1,542,312	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.745%, 11/25/2050	1,678,825	0.1
2,364,739	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	2,418,317	0.2
2,491,556	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.737%, 12/25/2050	2,740,198	0.2
1,671,485	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,738,135	0.2
3,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	3,085,969	0.3
2,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	2,046,562	0.2
2,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	2,188,953	0.2
834,736	(1),(2)	JP Morgan Trust 2015-3 B3, 3.670%, 05/25/2045	851,567	0.1
1,252,105	(1),(2)	JP Morgan Trust 2015-3 B4, 3.670%, 05/25/2045	1,220,020	0.1
281,218		Lehman XS Trust Series 2005-5N 3A1B, 2.019%, (12MTA + 1.000%), 11/25/2035	279,857	0.0
959,976	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.461%, 10/25/2048	1,034,451	0.1
2,046,669	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.461%, 10/25/2048	2,170,390	0.2
54,797		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.528%, (US0001M + 0.380%), 08/25/2035	54,947	0.0
195,224		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	164,314	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800%), 09/25/2035	879,972	0.1
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	831,523	0.1
1,860,597	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,885,311	0.2
2,130,186	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,277,452	0.2
516,524	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	537,123	0.0
967,015	(1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,012,340	0.1
675,307	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	691,534	0.1
754,739	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	779,129	0.1
1,461,145	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,509,511	0.1
1,000,000	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	1,023,929	0.1
1,357,249	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,404,782	0.1
1,455,000	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,529,096	0.1
769,803	(1),(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	791,158	0.1
611,639	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	626,693	0.1
1,373,009	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.925%, 09/25/2049	1,395,768	0.1
980,721	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.925%, 09/25/2049	939,905	0.1
3,118,778	(1),(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,172,707	0.3
1,982,917	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.533%, 02/25/2050	2,069,253	0.2
444,924	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.514%, 03/25/2043	446,890	0.0
764,686	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	774,177	0.1
407,524	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.702%, 07/25/2045	410,667	0.0

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

938,775	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.506%, 08/25/2047	987,424	0.1
59,276	(1),(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	59,639	0.0
26,678	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	26,861	0.0
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,156,265	0.2
691,070	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	716,710	0.1
1,450,192	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.237%, 06/25/2049	1,425,327	0.1
786,838	(1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	807,148	0.1
1,773,259	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	1,845,424	0.2
490,689	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.770%, 12/25/2049	523,190	0.0
490,689	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.770%, 12/25/2049	491,177	0.0
469,171	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	482,412	0.0
683,340	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.034%, 03/25/2049	732,852	0.1
1,318,783	(1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,361,723	0.1
1,709,520	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,840,358	0.2
2,400,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,498,932	0.2
3,001,072	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	3,164,075	0.3
1,767,243	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.534%, 09/25/2049	1,862,915	0.2
1,061,666	(1),(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	1,086,635	0.1
3,285,952	(1),(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,367,095	0.3
2,472,224	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.663%, 03/25/2050	2,431,235	0.2
1,986,031	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.422%, 04/25/2050	1,825,860	0.2
2,120,742	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.613%, 02/25/2047	2,223,681	0.2
2,772,366	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.825%, 08/25/2047	2,734,104	0.2
991,666	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.663%, 03/25/2050	1,041,744	0.1
1,094,790	(1),(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	1,123,355	0.1
1,401,923	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.708%, 10/25/2047	1,399,808	0.1
1,662,669	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,687,020	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,978,891	0.3
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2060	2,047,207	0.2
126,012	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.204%, 03/25/2035	125,996	0.0
4,497,355	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	1,853,812	0.2
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,085,537	0.2
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,514,588	0.1
448,617	(1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	452,622	0.0
886,937	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	898,515	0.1
3,363,732	(2),(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,423,681	0.3
1,464,489	(1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,499,904	0.1
186,949	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.540%, 10/20/2035	175,134	0.0
242,533	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 3.540%, 10/20/2035	227,206	0.0
574,621	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	574,561	0.1
663,705	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.869%, 07/25/2034	666,348	0.1

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,140,226	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.017%, 09/25/2035	1,209,143	0.1
459,135		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490%), 10/25/2045	442,740	0.0
338,715	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.715%, 12/25/2035	331,964	0.0
325,099	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.231%, 11/25/2036	318,843	0.0
988,174	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.372%, 12/25/2036	968,686	0.1
534,059	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	503,738	0.0
342,924	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.627%, 02/25/2037	330,744	0.0
595,281	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.660%, 02/25/2037	544,641	0.1
392,544	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	388,936	0.0
480,126		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	467,594	0.0
297,780		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	291,831	0.0
622,005		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	629,617	0.1
699,039		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230%), 01/25/2047	654,553	0.1
216,435		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	214,963	0.0
116,167	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	110,408	0.0
738,083	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.930%, 12/28/2037	688,779	0.1
475,688	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	475,176	0.0
1,366,929	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	1,392,391	0.1
3,270,536	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.794%, 10/25/2049	3,258,006	0.3
1,602,814	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.441%, 12/25/2049	1,589,401	0.1
2,097,436	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.441%, 12/25/2049	2,083,573	0.2
1,097,783	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.288%, 07/25/2050	1,147,484	0.1
2,690,975	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	2,748,288	0.2
2,983,000	(1),(2),(4)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	3,054,771	0.3

	Total Collateralized Mortgage Obligations
	(Cost $478,216,660)		477,223,621	41.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 28.3%
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 2.802%, (US0001M + 2.650%), 09/14/2036	3,159,420	0.3
5,000,000	(2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 3.202%, (US0001M + 3.050%), 12/15/2036	4,148,124	0.4
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.402%, (US0001M + 2.250%), 09/15/2032	2,199,440	0.2

See Accompanying Notes to Financial Statements

36

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.269%, 02/27/2048	1,329,386	0.1
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,770,991	0.2
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,468,910	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,337,883	0.3
7,060,000	(1),(2),(5)	BANK 2017-BNK4 XE, 1.627%, 05/15/2050	566,693	0.0
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,429,317	0.2
11,106,414	(1),(5)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	788,417	0.1
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,330,865	0.1
21,150,000	(1),(2),(5)	BANK 2017-BNK8 XE, 1.407%, 11/15/2050	1,524,809	0.1
9,363,500	(1),(2),(5)	BANK 2018-BNK12 XD, 1.550%, 05/15/2061	905,453	0.1
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,349,952	0.1
52,790,332	(1),(5)	BANK 2020-BNK27 XA, 1.162%, 04/15/2063	4,840,002	0.4
48,714,300	(1),(5)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.745%, 08/15/2052	5,374,098	0.5
103,000,000	(1),(2),(5)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,064,227	0.1
39,516,367	(1),(5)	BBCMS Mortgage Trust 2020-C7 XA, 1.633%, 04/15/2053	4,455,304	0.4
18,964,000	(1),(2),(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,940,952	0.2
50,801,004	(1),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.600%, 05/15/2053	1,403,972	0.1
20,310,731	(1),(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.392%, 03/15/2062	1,667,948	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,177,356	0.1
3,220,000	(1),(2),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	463,030	0.0
8,000,000	(1),(2),(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	928,959	0.1
14,907,500	(1),(2),(5)	Benchmark 2019-B14 XD Mortgage Trust, 1.402%, 12/15/2062	1,502,527	0.1
870,000	(2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	688,008	0.1
4,110,000	(2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	2,900,727	0.3
12,541,455	(1),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	1,205,862	0.1
31,990,040	(1),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	3,914,045	0.3
79,690,966	(1),(5)	BMARK 2018-B4 XA, 0.687%, 07/15/2051	2,340,707	0.2
208,846	(2)	BX Commercial Mortgage Trust 2019-XL F, 2.152%, (US0001M + 2.000%), 10/15/2036	206,945	0.0
1,998,171	(2)	BX Commercial Mortgage Trust 2020-BXLP F, 2.152%, (US0001M + 2.000%), 12/15/2036	1,973,015	0.2
8,971,788	(2)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	8,885,189	0.8
5,000,000	(1),(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/09/2044	4,630,073	0.4
7,500,000	(2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.950%, (US0001M + 2.750%), 10/15/2037	7,499,998	0.6
570,000	(2)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900%), 08/15/2036	538,219	0.0
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,210,892	0.1
3,000,000	(2)	BXMT 2017-FL1 C Ltd., 2.101%, (US0001M + 1.950%), 06/15/2035	2,981,325	0.3
5,000,000	(2)	BXMT 2020-FL2 D Ltd., 2.101%, (US0001M + 1.950%), 02/16/2037	4,784,742	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,970,418	0.2
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,017,955	0.1
26,220,140	(1),(5)	CD 2019-CD8 XA Mortgage Trust, 1.553%, 08/15/2057	2,701,317	0.2
736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	691,716	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,032,431	0.2
45,735,707	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.597%, 03/10/2047	2,051,425	0.2

See Accompanying Notes to Financial Statements

37

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	445,456	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.879%, 07/10/2049	2,621,102	0.2
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.879%, 07/10/2049	1,056,995	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	896,655	0.1
20,655,000	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.410%, 09/15/2050	1,413,128	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	2,091,098	0.2
2,920,000	(1),(2)	COMM 2013-CR8 D Mortgage Trust, 4.083%, 06/10/2046	2,904,539	0.3
21,358,786	(1),(5)	COMM 2012-CR3 XA, 2.008%, 10/15/2045	571,049	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	1,007,193	0.1
3,015,000	(1),(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	2,128,663	0.2
1,870,000	(1),(2)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	1,541,938	0.1
2,300,000	(1)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,935,484	0.2
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	1,485,285	0.1
540,000	(1)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	432,398	0.0
16,406,000	(1),(2),(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.897%, 11/15/2050	802,057	0.1
1,600,000	(2)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750%), 08/15/2035	1,455,400	0.1
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	2,070,564	0.2
1,000,000	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.790%, 11/10/2046	968,792	0.1
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	826,089	0.1
268,158	(1),(2),(5)	DBUBS 2011-LC1A XA, 0.788%, 11/10/2046	18	0.0
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.382%, 08/10/2049	4,577,664	0.4
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.851%, (US0001M + 2.700%), 04/15/2036	1,477,718	0.1
1,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,191,196	0.1
160,388,405	(2),(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	340,039	0.0
3,000,000	(2)	GB Trust 2020-FLIX D, 2.502%, (US0001M + 2.350%), 08/25/2037	3,019,921	0.3
66,261,786	(1),(2),(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.660%, 03/10/2044	118,609	0.0
344,919	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	341,644	0.0
3,720,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,449,470	0.3
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	1,328,548	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,794,188	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	240,116	0.0
6,342,833	(1),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	425,533	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,868,874	0.2
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,269,956	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	924,168	0.1
14,545,512	(1),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.230%, 07/10/2052	1,051,920	0.1
1,639,186	(2)	HPLY Trust 2019-HIT E, 2.502%, (US0001M + 2.350%), 11/15/2036	1,516,692	0.1
940,000	(1),(2)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	835,920	0.1
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,703,376	0.5

See Accompanying Notes to Financial Statements

38

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.312%, (US0001M + 2.160%), 07/15/2036	1,820,440	0.2
9,266,044	(1),(2),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.136%, 02/15/2046	31,081	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,295,018	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.605%, 08/15/2046	1,410,757	0.1
865,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	883,674	0.1
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.248%, 12/15/2047	2,781,777	0.2
740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.214%, 01/15/2046	727,642	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,470,378	0.3
2,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.194%, 12/15/2046	2,325,256	0.2
15,808,946	(1),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.091%, 07/15/2047	288,722	0.0
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,206,282	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,070,408	0.1
30,251,674	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.812%, 11/15/2045	1,398,925	0.1
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	3,146,484	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,661,198	0.2
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	511,897	0.0
46,979,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	851,278	0.1
34,428,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.522%, 01/15/2048	546,710	0.0
98,891	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	98,689	0.0
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.351%, 04/20/2048	3,506,003	0.3
2,000,000	(2)	Merit 2020-Hill F, 4.252%, (US0001M + 4.100%), 08/15/2037	2,017,154	0.2
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,420,679	0.1
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	1,525,245	0.1
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.070%, 04/15/2047	3,097,488	0.3
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.637%, 08/15/2047	1,004,052	0.1
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,467,118	0.1
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,434,355	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	2,223,135	0.2
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	909,818	0.1
1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	283,943	0.0

See Accompanying Notes to Financial Statements

39

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,233,204	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.033%, 11/15/2049	3,454,923	0.3
41,070,798	(1),(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.462%, 07/15/2052	3,709,063	0.3
6,586,500	(1),(2),(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.544%, 07/15/2052	668,798	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,195,380	0.2
17,853,272	(1),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	818,240	0.1
15,555,000	(1),(2),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.635%, 12/15/2050	1,449,888	0.1
5,000,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.107%, 02/15/2047	4,714,795	0.4
3,450,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.549%, 10/15/2048	2,061,815	0.2
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.549%, 10/15/2048	4,310,151	0.4
1,604,896	(2)	Motel 6 Trust 2017-MTL6 D, 2.302%, (US0001M + 2.150%), 08/15/2034	1,564,956	0.1
840,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	832,386	0.1
1,560,000	(2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,491,653	0.1
5,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.898%, (US0001M + 3.750%), 03/25/2050	4,709,547	0.4
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,222,052	0.8
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.458%, 02/25/2052	1,822,403	0.2
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	1,362,033	0.1
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	3,039,901	0.3
999,000	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.152%, (US0001M + 3.000%), 01/15/2035	994,572	0.1
5,040,000	(2)	Shelter Growth CRE 2018-FL1 E Issuer Ltd., 5.152%, (US0001M + 5.000%), 01/15/2035	5,007,617	0.4
17,753,321	(1),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.726%, 04/15/2052	1,789,231	0.2
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	383,628	0.0
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	551,440	0.0
5,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,961,177	0.4
6,642,016	(1),(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.187%, 12/15/2047	227,536	0.0
3,262,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	3,287,075	0.3
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,552,530	0.3
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	876,205	0.1
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	871,296	0.1
4,060,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,616,810	0.3
32,664,000	(1),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	955,945	0.1
7,605,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	620,597	0.1
34,390,888	(1),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.102%, 10/15/2050	1,630,083	0.1

See Accompanying Notes to Financial Statements

40

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

15,889,909	(1),(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.989%, 06/15/2051	864,765	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,439,463	0.1
3,680,000	(2),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,123,392	0.3
37,103,421	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.675%, 12/15/2045	1,072,430	0.1
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.398%, 03/15/2045	2,410,656	0.2
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,143,684	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,504,008	0.1
1,075,250	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.335%, 03/15/2048	24,194	0.0
1,140,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.207%, 12/15/2046	1,073,481	0.1
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	239,810	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	864,731	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.894%, 03/15/2046	1,791,154	0.2
4,410,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,196,913	0.4
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.459%, 11/15/2047	959,102	0.1
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,346,391	0.2
5,700,000	(1),(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.765%, 04/15/2045	5,717,968	0.5
5,164,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.342%, 03/15/2045	5,259,894	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $363,884,236)		326,917,071	28.3

ASSET-BACKED SECURITIES: 26.0%
		Automobile Asset-Backed Securities: 4.4%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,691,615	0.3
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,895,708	0.2
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,439,507	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,822,525	0.3
2,020,000		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,133,250	0.2
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 C, 1.480%, 02/18/2026	2,383,728	0.2
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,383,351	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	776,143	0.1
4,100,000	(2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,163,380	0.4
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,101,805	0.2
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,778,716	0.2
1,186,872		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,200,778	0.1
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,357,115	0.5

See Accompanying Notes to Financial Statements

41

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,583,695	0.1
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,324,881	0.4
730,000		Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	739,099	0.1
2,350,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,401,988	0.2
1,700,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	1,703,123	0.1
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,231,268	0.1
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,557,680	0.1
			50,669,355	4.4

		Home Equity Asset-Backed Securities: 0.5%
738,912	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	731,237	0.1
2,981,528		GSAA Home Equity Trust 2006-14 A3A, 0.648%, (US0001M + 0.250%), 09/25/2036	1,442,119	0.1
1,624,295	(1)	GSAA Home Equity Trust 2006-4 4A3, 3.624%, 03/25/2036	1,282,676	0.1
1,120,102		GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080%), 02/25/2037	477,659	0.0
902,087	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	949,274	0.1
956,037	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	955,081	0.1
			5,838,046	0.5

		Other Asset-Backed Securities: 16.6%
1,558,904	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,435,216	0.1
1,753,247	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,785,641	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,045,862	0.3
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,546,091	0.1
1,067,698	(1),(2),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,450,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,283,702	0.2
1,100,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	959,755	0.1
3,045,295	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,118,751	0.3
2,850,000	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,951,128	0.3
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 3.773%, (US0003M + 3.500%), 04/17/2026	496,682	0.0
1,400,000	(2)	Atrium CDO Corp. 12A CR, 1.908%, (US0003M + 1.650%), 04/22/2027	1,359,777	0.1
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,000,410	0.4
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 3.722%, (US0003M + 3.450%), 07/20/2025	999,676	0.1
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,514,584	0.4
3,000,000	(2)	Barings CLO Ltd. 2020-1A B, 2.101%, (US0003M + 1.850%), 10/15/2032	2,999,997	0.3
4,050,000	(2)	BDS 2020-FL5 D Ltd., 2.650%, (US0001M + 2.500%), 02/16/2037	3,860,390	0.3
310,018	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.811%, 10/25/2036	311,133	0.0
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 5.716%, (US0003M + 5.450%), 04/13/2027	915,659	0.1
4,600,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,600,000	0.4
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 5.656%, (US0003M + 5.400%), 11/23/2025	2,786,481	0.2
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	2,426,141	0.2
1,421,000	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,509,496	0.1
1,891,400	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,065,496	0.2

See Accompanying Notes to Financial Statements

42

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.275%, (US0003M + 3.000%), 10/15/2027	1,494,868	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,502,295	0.1
930,394	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,005,519	0.1
2,537,445	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,447,391	0.2
1,895,255	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,976,770	0.2
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 2.001%, (US0001M + 1.850%), 07/17/2037	1,502,972	0.1
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	717,091	0.1
3,250,000	(2)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	3,477,952	0.3
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	832,242	0.1
915,223	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,017,461	0.1
3,877,963	(2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	3,976,395	0.3
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,008,879	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,892,472	0.5
3,450,000	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,477,421	0.3
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,408,717	0.1
2,800,000	(2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,813,165	0.2
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	961,871	0.1
1,190,681	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,281,673	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	1,955,993	0.2
2,355,488	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,479,688	0.2
1,758,576	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,862,641	0.2
1,625,365	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,734,333	0.2
1,766,042	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,809,407	0.2
1,194,705	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,262,372	0.1
2,470,659	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,538,328	0.2
3,000,000	(2),(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 5.472%, (US0003M + 5.200%), 04/20/2027	2,666,106	0.2
5,000,000	(2)	Octagon Investment Partners 48 Ltd. 2020-3A B, 3.951%, (US0003M + 1.850%), 10/20/2031	5,002,470	0.4
3,000,000	(2)	Octagon Investment Partners XVII Ltd. 2013-1A BR2, 1.645%, (US0003M + 1.400%), 01/25/2031	2,916,231	0.3
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 4.225%, (US0003M + 3.950%), 04/15/2026	2,537,271	0.2
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 6.175%, (US0003M + 5.900%), 04/15/2026	2,234,598	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.530%, (US0003M + 4.250%), 11/15/2026	2,686,740	0.2
303,337	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.680%, 01/25/2036	307,829	0.0
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,030,402	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 5.972%, (US0003M + 5.700%), 10/20/2027	1,893,961	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 2.572%, (US0003M + 2.300%), 07/20/2030	1,598,458	0.1
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	930,212	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,025,588	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,854,642	0.3

See Accompanying Notes to Financial Statements

43

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	871,959	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,851,130	0.2
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,083,733	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,547,667	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,568,153	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,927,371	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	591,940	0.1
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,201,058	0.3
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,764,506	0.2
1,524,000	(1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,540,444	0.1
3,380,167	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,593,800	0.3
353,219		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.318%, (US0001M + 0.170%), 12/25/2036	345,331	0.0
3,731,243	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,778,504	0.3
1,918,458	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,973,953	0.2
3,587,516	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,773,108	0.3
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.368%, (US0003M + 3.100%), 07/14/2026	4,133,892	0.4
1,572,000	(2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,613,249	0.1
4,750,000	(2)	TCW CLO 2018-1A B2R2 Ltd., 2.645%, (US0003M + 2.400%), 04/25/2031	4,751,606	0.4
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,630,927	0.1
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,010,047	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.222%, (US0003M + 1.950%), 07/18/2031	1,896,662	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.304%, 11/25/2057	1,212,641	0.1
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,306,881	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,001,582	0.1
2,450,000	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,449,574	0.2
2,431,250	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,515,979	0.2
1,750,500	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,844,834	0.2
3,812,250	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	4,063,454	0.4
			191,938,477	16.6

		Student Loan Asset-Backed Securities: 4.5%
245,195	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	229,134	0.0
739,398	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	754,032	0.1
477,234	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	516,573	0.1
186,932	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	194,815	0.0
49,355	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	49,391	0.0
1,800,000	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	1,845,119	0.2
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	621,922	0.1
141,844	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	141,681	0.0
344,015	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	342,565	0.0
178,411	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	180,549	0.0

See Accompanying Notes to Financial Statements

44

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

400,131	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	405,290	0.0
270,166	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	272,804	0.0
312,927	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	315,784	0.0
466,122	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	483,753	0.0
2,050,000	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,085,696	0.2
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	467,163	0.0
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,058,860	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,360,227	0.2
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,003,978	0.1
4,000,000	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	4,031,862	0.4
304,910	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	305,611	0.0
398,011	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	401,502	0.0
195,245	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	198,007	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,658,179	0.2
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,417,967	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,603,059	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,266,968	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,292,950	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,050,902	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,170,302	0.4
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,129,212	0.2
2,100,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,249,762	0.2
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,043,114	0.1
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	5,040,029	0.4
4,300,000	(2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	4,551,459	0.4
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,286,818	0.4
			52,027,039	4.5

	Total Asset-Backed Securities
	(Cost $297,943,248)		300,472,917	26.0

	Total Long-Term Investments
	(Cost $1,140,044,144)		1,104,613,609	95.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Mutual Funds: 4.3%
25,237,000	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	25,237,000	2.2
24,253,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	24,253,000	2.1

	Total Short-Term Investments
	(Cost $49,490,000)		49,490,000	4.3

	Total Investments in Securities (Cost $1,189,534,144)		$ 1,154,103,609	99.9
	Assets in Excess of Other Liabilities		721,390	0.1
	Net Assets		$ 1,154,824,999	100.0

See Accompanying Notes to Financial Statements

45

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Represents or includes a TBA transaction.
(8)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

46

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 9, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 9, 2020